FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04986
                                   ---------

                       FRANKLIN INVESTORS SECURITIES TRUST
                       -----------------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end: 10/31
                         -----

Date of reporting period:  01/31/06
                           --------



Item 1. Schedule of Investments.


Franklin Investors Securities Trust

QUARTERLY STATEMENTS OF INVESTMENTS
JANUARY 31, 2006

--------------------------------------------------------------------------------

CONTENTS

Franklin Adjustable U.S. Government Securities Fund ......................     3

Franklin Convertible Securities Fund .....................................     9

Franklin Equity Income Fund ..............................................    13

Franklin Floating Rate Daily Access Fund .................................    16

Franklin Limited Maturity U.S. Government Securities Fund ................    31

Franklin Low Duration Total Return Fund ..................................    34

Franklin Real Return Fund ................................................    38

Franklin Total Return Fund ...............................................    42

Notes to Statements of Investments .......................................    56

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                         Quarterly Statements of Investments | 1

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

Franklin Investors Securities Trust

STATEMENT OF INVESTMENTS, JANUARY 31, 2006 (UNAUDITED)

-----------------------------------------------------------------------------------------------------
FRANKLIN ADJUSTABLE U.S. GOVERNMENT SECURITIES FUND                  PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 99.0%
  MORTGAGE-BACKED SECURITIES 99.0%
a FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE 23.1%
  FHLMC, 4.429%, 6/01/29 .........................................      $ 4,089,920      $ 4,138,025
  FHLMC, 4.437%, 12/01/19 ........................................        3,078,578        3,115,156
  FHLMC, 4.502%, 11/01/25 ........................................        6,712,912        6,743,900
  FHLMC, 4.743%, 1/01/23 .........................................          790,079          792,131
  FHLMC, 4.828%, 2/01/33 .........................................        1,386,714        1,416,401
  FHLMC, 5.068%, 3/01/19 .........................................           94,629           96,365
  FHLMC, 5.171%, 7/01/18 .........................................          230,365          234,306
  FHLMC, 5.172%, 9/01/32 .........................................        6,541,252        6,518,231
  FHLMC, 5.212%, 4/01/25 - 6/01/26 ...............................        2,701,101        2,745,866
  FHLMC, 5.23%,  2/01/19  ........................................          322,976          328,824
  FHLMC, 5.244%, 7/01/20 .........................................          202,719          207,836
  FHLMC, 5.246%, 5/01/20 .........................................        2,450,073        2,484,545
  FHLMC, 5.297%, 9/01/27 .........................................          516,609          528,347
  FHLMC, 5.319%, 4/01/29 .........................................        2,149,103        2,189,123
  FHLMC, 5.325%, 4/01/19 .........................................        1,321,953        1,336,997
  FHLMC, 5.403%, 3/01/18 .........................................          368,167          375,635
  FHLMC, 5.409%, 5/01/25 .........................................          507,373          519,417
  FHLMC, 5.456%, 11/01/31 ........................................       11,846,370       12,068,233
  FHLMC, 5.464%, 9/01/19 .........................................          679,955          690,830
  FHLMC, 5.466%, 7/01/27 .........................................          561,515          574,726
  FHLMC, 5.468%, 10/01/24 ........................................        1,964,661        2,010,334
  FHLMC, 5.481%, 9/01/18 .........................................        1,421,546        1,445,445
  FHLMC, 5.484%, 8/01/27 .........................................        2,131,107        2,183,703
  FHLMC, 5.491%, 5/01/32 .........................................        3,108,847        3,193,627
  FHLMC, 5.50%, 11/01/16 .........................................          721,301          732,964
  FHLMC, 5.509%, 5/01/32 .........................................          992,666        1,031,797
  FHLMC, 5.539%, 10/01/29 ........................................          160,726          163,660
  FHLMC, 5.556%, 11/01/29 ........................................        5,880,010        6,054,661
  FHLMC, 5.586%, 1/01/23 .........................................        7,126,112        7,305,477
  FHLMC, 5.616%, 8/01/32 .........................................        1,098,381        1,116,397
  FHLMC, 5.617%, 9/01/32 .........................................        2,406,530        2,447,496
  FHLMC, 5.64%, 8/01/30 ..........................................        5,812,891        5,958,035
  FHLMC, 5.654%, 8/01/30 .........................................          346,444          357,877
  FHLMC, 5.663%, 8/01/32 .........................................        5,440,826        5,587,209
  FHLMC, 5.668%, 4/01/18 .........................................        1,192,510        1,216,355
  FHLMC, 5.691%, 10/01/18 ........................................          232,047          235,833
  FHLMC, 5.698%, 11/01/25 ........................................        1,515,378        1,551,945
  FHLMC, 5.709%, 11/01/35 ........................................          826,433          845,186
  FHLMC, 5.736%, 4/01/25 .........................................        2,480,205        2,504,686
  FHLMC, 5.74%, 4/01/30 ..........................................          356,635          365,602
  FHLMC, 5.758%, 10/01/25 ........................................          900,395          921,334
  FHLMC, 5.824%, 12/01/16 ........................................          480,751          488,155
  FHLMC, 5.844%, 12/01/30 ........................................        2,510,260        2,575,117
  FHLMC, 5.848%, 6/01/26 .........................................        5,351,255        5,463,331
  FHLMC, 5.855%, 3/01/32 .........................................          757,034          770,971


                                         Quarterly Statements of Investments | 3

Franklin Investors Securities Trust

---------------------------------------------------------------------------------------------------------

  FRANKLIN ADJUSTABLE U.S. GOVERNMENT SECURITIES FUND                    PRINCIPAL AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  MORTGAGE-BACKED SECURITIES (CONT.)
a FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE (CONT.)
  FHLMC, 5.887%, 9/01/31 .............................................      $ 1,049,369      $  1,075,876
  FHLMC, 5.911%, 3/01/32 .............................................        2,166,152         2,167,441
  FHLMC, 5.992%, 11/01/29 ............................................        1,665,695         1,717,998
  FHLMC, 5.997%, 8/01/29 .............................................        3,963,681         4,052,969
  FHLMC, 6.037%, 7/01/29 .............................................          439,944           461,728
  FHLMC, 6.039%, 8/01/31 .............................................          264,537           265,399
  FHLMC, 6.149%, 9/01/31 .............................................          762,590           776,471
  FHLMC, 6.281%, 8/01/31 .............................................          194,099           194,612
  FHLMC, 6.308%, 12/01/28 ............................................          760,331           779,893
  FHLMC, 6.454%, 5/01/26 .............................................          347,198           350,037
  FHLMC, 6.944%, 12/01/21 ............................................           90,435            91,004
  FHLMC, 7.10%,  12/01/27 ............................................           55,687            57,623
                                                                                             ------------
                                                                                              115,623,142
                                                                                             ------------
a FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE 57.2%
  FNMA, 3.956%, 4/01/22 ..............................................        1,420,410         1,426,774
  FNMA, 3.973%, 3/01/19 ..............................................        3,196,106         3,203,708
  FNMA, 4.017%, 5/01/19 ..............................................        1,155,891         1,158,739
  FNMA, 4.197%, 11/01/34 .............................................        2,049,000         2,053,448
  FNMA, 4.222%, 6/01/32 ..............................................        5,753,606         5,779,451
  FNMA, 4.222%, 3/01/33 ..............................................        3,700,467         3,717,957
  FNMA, 4.288%, 4/01/19 ..............................................        1,436,207         1,434,686
  FNMA, 4.324%, 9/01/18 ..............................................        2,521,641         2,530,957
  FNMA, 4.324%, 8/01/33 ..............................................       17,749,360        17,834,734
  FNMA, 4.324%, 9/01/34 ..............................................        5,953,658         5,982,551
  FNMA, 4.324%, 3/01/35 ..............................................        6,716,354         6,749,218
  FNMA, 4.333%, 8/01/26 ..............................................          213,629           213,630
  FNMA, 4.366%, 5/01/18 ..............................................        6,126,126         6,143,189
  FNMA, 4.42%, 1/01/29 ...............................................        5,231,740         5,227,248
  FNMA, 4.426%, 1/01/18 ..............................................       10,147,845        10,118,717
  FNMA, 4.443%, 6/01/20 ..............................................        1,821,403         1,828,418
  FNMA, 4.458%, 5/01/36 ..............................................        2,816,593         2,830,851
  FNMA, 4.465%, 11/01/17 .............................................        2,815,003         2,833,585
  FNMA, 4.468%, 10/01/28 .............................................          132,529           132,301
  FNMA, 4.51%, 8/01/34 ...............................................       12,399,184        12,507,393
  FNMA, 4.567%, 5/01/36 ..............................................        4,539,106         4,562,498
  FNMA, 4.575%, 7/01/24 ..............................................        1,596,955         1,611,738
  FNMA, 4.625%, 1/01/17 ..............................................          879,944           884,494
  FNMA, 4.635%, 11/01/32 .............................................        3,985,482         3,986,674
  FNMA, 4.687%, 3/01/18 ..............................................          210,389           213,731
  FNMA, 4.69%, 9/01/32 ...............................................        6,148,109         6,183,567
  FNMA, 4.692%, 10/01/14 .............................................          156,639           156,617
  FNMA, 4.745%, 2/01/33 ..............................................        2,618,710         2,609,119
  FNMA, 4.756%, 10/01/22 .............................................          866,446           875,656
  FNMA, 4.77%, 6/01/19 ...............................................          441,838           443,337
  FNMA, 4.80%, 1/01/19 ...............................................        2,147,293         2,154,403


4 | Quarterly Statements of Investments

Franklin Investors Securities Trust

---------------------------------------------------------------------------------------------------------

  FRANKLIN ADJUSTABLE U.S. GOVERNMENT SECURITIES FUND                    PRINCIPAL AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  MORTGAGE-BACKED SECURITIES (CONT.)
a FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE (CONT.)
  FNMA, 4.83%, 4/01/34 .................................................      $8,337,761      $8,398,976
  FNMA, 4.882%, 12/01/32 ...............................................       4,623,750       4,648,388
  FNMA, 4.894%, 1/01/16 ................................................       1,161,618       1,171,481
  FNMA, 4.907%, 3/01/22 ................................................          34,128          34,941
  FNMA, 4.93%, 7/01/17 .................................................       1,220,833       1,224,776
  FNMA, 4.987%, 12/01/17 ...............................................         241,561         245,331
  FNMA, 4.994%, 3/01/22 ................................................           3,241           3,232
  FNMA, 5.04%, 9/01/32 .................................................       2,814,907       2,831,542
  FNMA, 5.128%, 3/01/19 ................................................         207,153         212,595
  FNMA, 5.16%, 3/01/20 .................................................       3,666,043       3,721,166
  FNMA, 5.172%, 2/01/32 ................................................         986,796       1,007,243
  FNMA, 5.20%, 5/01/29 .................................................         663,460         687,561
  FNMA, 5.215%, 5/01/32 ................................................         854,474         881,372
  FNMA, 5.249%, 6/01/19 ................................................         285,470         289,977
  FNMA, 5.251%, 8/01/21 ................................................       2,861,563       2,817,768
  FNMA, 5.254%, 2/01/30 ................................................         604,432         612,555
  FNMA, 5.28%, 5/01/32 .................................................       3,340,249       3,347,184
  FNMA, 5.284%, 6/01/32 ................................................       2,748,225       2,792,249
  FNMA, 5.30%, 5/01/19 .................................................         581,086         587,661
  FNMA, 5.305%, 10/01/31 ...............................................       1,529,832       1,532,073
  FNMA, 5.314%, 1/01/19 ................................................       1,044,625       1,030,891
  FNMA, 5.337%, 9/01/32 ................................................       1,373,103       1,400,167
  FNMA, 5.34%, 3/01/32 .................................................       1,217,577       1,245,915
  FNMA, 5.346%, 7/01/33 ................................................       3,235,821       3,318,384
  FNMA, 5.362%, 1/01/26 ................................................         860,545         892,684
  FNMA, 5.364%, 8/01/16 ................................................          41,401          41,718
  FNMA, 5.378%, 6/01/29 ................................................       1,660,532       1,703,013
  FNMA, 5.385%, 8/01/29 ................................................         258,563         260,680
  FNMA, 5.399%, 4/01/32 ................................................       3,069,937       3,071,969
  FNMA, 5.405%, 1/01/19 ................................................         849,602         868,200
  FNMA, 5.413%, 1/01/19 ................................................         497,067         501,308
  FNMA, 5.414%, 12/01/19 ...............................................         334,814         341,541
  FNMA, 5.425%, 4/01/27 ................................................       4,940,566       4,998,549
  FNMA, 5.434%, 6/01/27 ................................................       1,315,174       1,352,269
  FNMA, 5.435%, 12/01/17 ...............................................         185,306         187,748
  FNMA, 5.436%, 8/01/32 ................................................         651,545         663,660
  FNMA, 5.439%, 11/01/18 ...............................................         208,386         212,199
  FNMA, 5.441%, 3/01/19 ................................................         443,210         448,591
  FNMA, 5.443%, 1/01/25 ................................................       4,539,769       4,470,284
  FNMA, 5.457%, 10/01/19 ...............................................         637,064         643,987
  FNMA, 5.466%, 10/01/32 ...............................................       2,549,178       2,611,649
  FNMA, 5.467%, 12/01/20 ...............................................         606,924         613,258
  FNMA, 5.47%, 5/01/32 .................................................       1,688,051       1,716,005
  FNMA, 5.477%, 5/01/21 ................................................       1,102,232       1,122,646
  FNMA, 5.491%, 8/01/31 ................................................         765,540         774,929
  FNMA, 5.492%, 2/01/32 ................................................       1,287,189       1,312,214


                                         Quarterly Statements of Investments | 5

Franklin Investors Securities Trust

----------------------------------------------------------------------------------------------------------

  FRANKLIN ADJUSTABLE U.S. GOVERNMENT SECURITIES FUND                      PRINCIPAL AMOUNT       VALUE
----------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  MORTGAGE-BACKED SECURITIES (CONT.)
a FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE (CONT.)
  FNMA, 5.495%, 9/01/22 ................................................      $ 1,500,923      $ 1,518,962
  FNMA, 5.509%, 11/01/36 ...............................................        1,691,369        1,718,216
  FNMA, 5.51%, 2/01/25 .................................................          105,019          107,524
  FNMA, 5.537%, 5/01/25 ................................................        1,531,264        1,557,700
  FNMA, 5.539%, 8/01/22 ................................................          232,869          237,548
  FNMA, 5.548%, 1/01/32 ................................................        2,953,077        2,971,543
  FNMA, 5.556%, 4/01/32 ................................................        1,911,474        1,943,875
  FNMA, 5.559%, 11/01/20 ...............................................          340,622          345,116
  FNMA, 5.565%, 12/01/20 ...............................................          260,677          264,128
  FNMA, 5.57%, 5/01/27 .................................................        3,142,486        3,198,955
  FNMA, 5.58%, 9/01/39 .................................................        1,473,521        1,516,906
  FNMA, 5.583%, 8/01/29 ................................................          772,212          791,002
  FNMA, 5.586%, 6/01/19 ................................................          513,444          518,888
  FNMA, 5.591%, 10/01/24 ...............................................       10,586,140       10,791,117
  FNMA, 5.605%, 6/01/31 ................................................          931,193          950,470
  FNMA, 5.624%, 11/01/30 ...............................................        7,367,409        7,531,885
  FNMA, 5.633%, 12/01/32 ...............................................        1,747,681        1,805,117
  FNMA, 5.646%, 6/01/32 ................................................        1,126,726        1,146,415
  FNMA, 5.664%, 6/01/19 ................................................          757,270          775,822
  FNMA, 5.681%, 3/01/21 ................................................          195,129          198,148
  FNMA, 5.682%, 4/01/19 ................................................          929,288          941,779
  FNMA, 5.691%, 10/01/32 ...............................................          358,554          365,950
  FNMA, 5.693%, 7/01/26 ................................................        1,991,115        2,055,216
  FNMA, 5.695%, 11/01/17 ...............................................        1,989,189        2,024,293
  FNMA, 5.705%, 3/01/20 ................................................          316,759          320,967
  FNMA, 5.714%, 6/01/32 ................................................          820,974          849,870
  FNMA, 5.747%, 4/01/31 ................................................        3,127,381        3,191,935
  FNMA, 5.755%, 7/01/31 ................................................          162,878          164,159
  FNMA, 5.781%, 7/01/32 ................................................          636,510          644,380
  FNMA, 5.793%, 5/01/21 ................................................          571,502          586,464
  FNMA, 5.795%, 2/01/32 ................................................          355,912          365,841
  FNMA, 5.801%, 12/01/27 ...............................................        1,646,651        1,703,752
  FNMA, 5.805%, 2/01/29 ................................................          552,554          572,765
  FNMA, 5.807%, 6/01/19 ................................................          293,488          300,030
  FNMA, 5.81%, 12/01/24 ................................................          729,115          746,436
  FNMA, 5.823%, 3/01/20 ................................................          297,891          307,020
  FNMA, 5.828%, 11/01/31 ...............................................          595,475          615,101
  FNMA, 5.834%, 2/01/31 ................................................          421,218          430,281
  FNMA, 5.84%, 1/01/35 .................................................        4,465,066        4,555,191
  FNMA, 5.846%, 5/01/31 ................................................          227,301          236,443
  FNMA, 5.861%, 1/01/31 ................................................        1,142,466        1,170,561
  FNMA, 5.867%, 3/01/32 ................................................          551,285          563,589
  FNMA, 5.876%, 4/01/18 ................................................          270,054          277,484
  FNMA, 5.882%, 10/01/30 ...............................................          551,619          564,359
  FNMA, 5.91%, 3/01/26 .................................................        1,175,325        1,226,768
  FNMA, 5.932%, 11/01/27 ...............................................          332,961          338,126
  FNMA, 5.942%, 9/01/31 ................................................          933,955          955,743


6 | Quarterly Statements of Investments

Franklin Investors Securities Trust

-------------------------------------------------------------------------------------------------------------

  FRANKLIN ADJUSTABLE U.S. GOVERNMENT SECURITIES FUND                        PRINCIPAL AMOUNT       VALUE
-------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  MORTGAGE-BACKED SECURITIES (CONT.)
a FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE (CONT.)
  FNMA, 5.952%, 1/01/29 .................................................      $   896,789      $    928,654
  FNMA, 5.952%, 3/01/32 .................................................        5,908,175         6,023,590
  FNMA, 5.959%, 5/01/19 .................................................          529,419           543,159
  FNMA, 5.962%, 6/01/31 .................................................        1,115,672         1,140,602
  FNMA, 5.968%, 9/01/25 .................................................        1,102,945         1,131,166
  FNMA, 5.973%, 9/01/29 .................................................          270,701           278,186
  FNMA, 5.998%, 6/01/32 .................................................          590,390           600,945
  FNMA, 6.02%, 11/01/31 .................................................          475,894           496,183
  FNMA, 6.028%, 6/01/17 .................................................           48,798            49,302
  FNMA, 6.087%, 11/01/31 ................................................        1,206,185         1,230,686
  FNMA, 6.103%, 10/01/17 ................................................          371,512           375,263
  FNMA, 6.109%, 7/01/31 .................................................          326,679           338,238
  FNMA, 6.112%, 8/01/28 .................................................        4,014,513         4,133,887
  FNMA, 6.123%, 12/01/18 ................................................          326,167           331,099
  FNMA, 6.163%, 1/01/29 .................................................        1,028,657         1,057,350
  FNMA, 6.192%, 11/01/26 ................................................          202,644           205,069
  FNMA, 6.238%, 6/01/28 .................................................        3,426,084         3,532,056
  FNMA, 6.276%, 1/01/31 .................................................        2,032,655         2,086,279
  FNMA, 6.289%, 4/01/30 .................................................        1,017,174         1,062,169
  FNMA, 6.377%, 7/01/24 .................................................          602,888           604,694
  FNMA, 6.395%, 8/01/30 .................................................          293,987           300,899
  FNMA, 6.52%, 9/01/30 ..................................................          294,870           296,794
  FNMA, 6.593%, 2/01/19 .................................................          341,978           347,343
  FNMA, 6.645%, 9/01/30 .................................................          267,115           272,482
  FNMA, 6.852%, 2/01/20 .................................................        1,718,003         1,731,381
  FNMA, 7.409%, 3/01/25 .................................................          275,736           275,731
                                                                                                ------------
                                                                                                 285,578,965
                                                                                                ------------
a GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) ADJUSTABLE RATE 18.7%
  GNMA, 4.375%, 4/20/22 - 6/20/31 .......................................       24,317,950        24,358,363
  GNMA, 4.375%, 4/20/32 .................................................        7,558,024         7,571,183
  GNMA, 4.375%, 6/20/32 .................................................        7,717,208         7,729,091
  GNMA, 4.50%, 7/20/29 - 9/20/31 ........................................        9,759,879         9,727,828
  GNMA, 4.50%, 7/20/32 ..................................................        7,589,185         7,565,544
  GNMA, 4.75%, 7/20/21 - 9/20/27 ........................................        5,243,120         5,277,255
  GNMA, 4.75%, 7/20/24 ..................................................       10,054,828        10,108,006
  GNMA, 5.125%, 10/20/23 - 10/20/26 .....................................       12,929,048        13,032,123
  GNMA, 5.125%, 10/20/27 ................................................        7,810,420         7,873,227
  GNMA, 5.75%, 7/20/25 ..................................................           86,779            86,958
                                                                                                ------------
                                                                                                  93,329,578
                                                                                                ------------
  TOTAL MORTGAGE-BACKED SECURITIES (COST $500,793,460) ..................                        494,531,685
                                                                                                ------------
  ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED SECURITIES
  (COST $118,669) 0.0%b
  FINANCE 0.0% b
a Travelers Mortgage Services Inc., 1998-5A, A, FRN, 4.449%, 12/25/18 ...          116,665           116,633
                                                                                                ------------
  TOTAL LONG TERM INVESTMENTS (COST $500,912,129) .......................                        494,648,318
                                                                                                ------------


                                         Quarterly Statements of Investments | 7

Franklin Investors Securities Trust

----------------------------------------------------------------------------------------------------
  FRANKLIN ADJUSTABLE U.S. GOVERNMENT SECURITIES FUND                   SHARES             VALUE
----------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENT (COST $16,328,540) 3.3%
  MONEY FUND 3.3%
c Franklin Institutional Fiduciary Trust Money Market Portfolio .      16,328,540      $  16,328,540
                                                                                       -------------
  TOTAL INVESTMENTS (COST $517,240,669) 102.3% ..................                        510,976,858
  OTHER ASSETS, LESS LIABILITIES (2.3)% .........................                        (11,440,724)
                                                                                       -------------
  NET ASSETS 100.0% .............................................                      $ 499,536,134
                                                                                       =============

See Selected Portfolio Abbreviations on page 55.

a     The coupon rate shown represents the rate at period end.

b     Rounds to less than 0.05% of net assets.

c The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.


8 | See Notes to Statements of Investments.
  | Quarterly Statements of Investments

Franklin Investors Securities Trust

STATEMENT OF INVESTMENTS, JANUARY 31, 2006 (UNAUDITED)

-----------------------------------------------------------------------------------------------------
  FRANKLIN CONVERTIBLE SECURITIES FUND                                        SHARES         VALUE
-----------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 94.8%
  COMMON STOCKS 5.1%
  ENERGY MINERALS 1.7%
  Arch Coal Inc. ......................................................       172,640    $ 14,971,341
                                                                                         ------------
  HEALTH SERVICES 0.7%
a Community Health Systems Inc. .......................................       172,865       6,290,557
                                                                                         ------------
  INDUSTRIAL SERVICES 1.0%
  The Williams Cos. Inc. ..............................................       371,846       8,864,809
                                                                                         ------------
  PROCESS INDUSTRIES 1.7%
  Bunge Ltd. ..........................................................       248,909      14,675,674
                                                                                         ------------
  TOTAL COMMON STOCKS (COST $28,425,459) ..............................                    44,802,381
                                                                                         ------------
  CONVERTIBLE PREFERRED STOCKS 36.9%
  COMMERCIAL SERVICES 0.3%
  Interpublic Group of Cos. Inc., 5.375%, cvt. pfd. ...................        65,000       2,502,500
                                                                                         ------------
  CONSUMER DURABLES 2.1%
  Ford Motor Co. Capital Trust II, 6.50%, cvt. pfd. ...................       450,000      14,467,500
  General Motors Corp., 6.25%, cvt. pfd. ..............................       235,000       4,274,650
                                                                                         ------------
                                                                                           18,742,150
                                                                                         ------------
  CONSUMER NON-DURABLES 2.5%
  Constellation Brands Inc., 5.75%, cvt. pfd. .........................       216,800       8,726,200
  Lehman Brothers Holdings Inc. into General Mills, 6.25%, cvt. pfd. ..       500,000      13,125,000
                                                                                         ------------
                                                                                           21,851,200
                                                                                         ------------
  ELECTRONIC TECHNOLOGY 0.6%
  Northrop Grumman Corp., 7.00%, cvt. pfd., B .........................        40,000       5,200,400
                                                                                         ------------
  ENERGY MINERALS 3.6%
b Chesapeake Energy Corp., 5.00%, cvt. pfd., 144A .....................       170,000      18,955,000
  NRG Energy Inc., 4.00%, cvt. pfd. ...................................         9,500      12,672,644
                                                                                         ------------
                                                                                           31,627,644
                                                                                         ------------
  FINANCE 12.9%
  Chubb Corp., 7.00%, cvt. pfd. .......................................       150,000       5,037,000
  Conseco Inc., 5.50%, cvt. pfd. ......................................       450,000      13,331,250
  E*TRADE Financial Corp., 6.125%, cvt. pfd. ..........................       600,000      18,891,000
  Fannie Mae, 5.375%, cvt. pfd. .......................................           140      13,509,755
  Hartford Financial Service Group Inc., 6.00%, cvt. pfd. .............        75,000       5,436,750
  MetLife Inc., 6.375%, cvt. pfd. .....................................       400,000      11,100,000
  PMI Group Inc., 5.875%, cvt. pfd. ...................................       270,000       6,809,400
  Travelers Property Casualty Corp., 4.50%, cvt. pfd., junior sub. note       300,000       7,641,000
  UnumProvident Corp., 8.25%, cvt. pfd. ...............................       400,000      12,900,000
  Washington Mutual Capital Trust I, 5.375%, cvt. pfd. ................        20,000       1,076,000
b Washington Mutual Capital Trust I, 5.375%, cvt. pfd., 144A ..........        60,000       3,228,000
  XL Capital Ltd., 6.50%, cvt. pfd. ...................................       620,000      13,757,800
                                                                                         ------------
                                                                                          112,717,955
                                                                                         ------------
  HEALTH TECHNOLOGY 1.5%
  Schering-Plough Corp., 6.00%, cvt. pfd. .............................       250,000      12,820,000
                                                                                         ------------


                                         Quarterly Statements of Investments | 9

Franklin Investors Securities Trust

--------------------------------------------------------------------------------------------------------------------
  FRANKLIN CONVERTIBLE SECURITIES FUND                                                         SHARES       VALUE
--------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  CONVERTIBLE PREFERRED STOCKS (CONT.)
  INDUSTRIAL SERVICES 3.1%
  Allied Waste Industries Inc., 6.25%, cvt. pfd., D .................................          48,000    $12,994,080
  El Paso Corp., 4.99%, cvt. pfd. ...................................................          12,000     14,239,560
                                                                                                         -----------
                                                                                                          27,233,640
                                                                                                         -----------
  PROCESS INDUSTRIES 3.0%
  Celanese Corp., 4.25%, cvt. pfd. ..................................................         375,000     11,109,375
  Huntsman Corp., 5.00%, cvt. pfd. ..................................................         332,800     15,433,600
                                                                                                         -----------
                                                                                                          26,542,975
                                                                                                         -----------
  REAL ESTATE INVESTMENT TRUSTS 3.5%
  Citigroup Global Markets Holdings Inc. into Regency, 2.00%, cvt. pfd. .............         105,000      5,638,479
  Glenborough Realty Trust Inc., 7.75%, cvt. pfd., A ................................          52,595      1,330,653
  Host Marriott Corp., 6.75%, cvt. pfd. .............................................         149,563      9,693,477
  Simon Property Group Inc., 6.00%, cvt. pfd. .......................................         200,000     13,750,000
                                                                                                         -----------
                                                                                                          30,412,609
                                                                                                         -----------
  UTILITIES 3.8%
  CMS Energy Corp., 4.50%, cvt. pfd., B .............................................         100,000      7,937,500
  Entergy Corp., 7.625%, cvt. pfd. ..................................................         300,000     14,837,970
  PNM Resources Inc., 6.75%, cvt. pfd. ..............................................         225,000     10,743,750
                                                                                                         -----------
                                                                                                          33,519,220
                                                                                                         -----------
  TOTAL CONVERTIBLE PREFERRED STOCKS (COST $298,723,773) ............................                    323,170,293
                                                                                                         -----------


                                                                                       ------------------
                                                                                       PRINCIPAL AMOUNT c
                                                                                       ------------------
  CONVERTIBLE BONDS 52.8%
  COMMERCIAL SERVICES 1.2%
b Grey Global Group Inc., cvt., sub. bond, 144A, 5.00%, 10/15/33 ....................    $  6,000,000      7,344,240
b The Interpublic Group of Cos. Inc., cvt., senior note, 144A, 4.50%, 3/15/23 .......       3,000,000      3,232,500
                                                                                                         -----------
                                                                                                          10,576,740
                                                                                                         -----------
  COMMUNICATIONS 2.0%
b NII Holdings Inc., cvt., 144A, 2.75%, 8/15/25 .....................................      15,000,000     17,681,250
                                                                                                         -----------
  CONSUMER DURABLES 0.5%
b K2 Inc., cvt., 144A, 5.00%, 6/15/10 ...............................................       4,000,000      4,390,000
                                                                                                         -----------
  CONSUMER SERVICES 10.3%
  Carnival Corp., cvt., senior deb., 2.00%, 4/15/21 (Panama) ........................      11,000,000     14,712,500
b Fairmont Hotels & Resorts Inc., cvt., senior note, 144A, 3.75%, 12/01/23 (Canada) .       5,000,000      5,887,500
  Hilton Hotels Corp., cvt., senior note, 3.375%, 4/15/23 ...........................      10,500,000     12,980,625
  Liberty Media Corp. into Viacom, cvt., senior deb., B, 3.25%, 3/15/31 .............      10,000,000      7,775,000
  Six Flags Inc., cvt., 4.50%, 5/15/15 ..............................................      10,000,000     19,087,500
  Tyco International Group SA, cvt., senior deb. (Luxembourg),
     2.75%, 1/15/18 .................................................................       6,000,000      6,922,500
   b 144A, 2.75%, 1/15/18 ...........................................................       5,500,000      6,345,625
  The Walt Disney Co., cvt., senior note, 2.125%, 4/15/23 ...........................      16,000,000     16,440,000
                                                                                                         -----------
                                                                                                          90,151,250
                                                                                                         -----------


10 | QUARTERLY STATEMENTS OF INVESTMENTS

Franklin Investors Securities Trust

--------------------------------------------------------------------------------------------------------------------
  FRANKLIN CONVERTIBLE SECURITIES FUND                                               PRINCIPAL AMOUNT c     VALUE
--------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  CONVERTIBLE BONDS (CONT.)
  ELECTRONIC TECHNOLOGY 4.9%
b Intel Corp., cvt., junior sub. bond, 144A, 2.95%, 12/15/35 ........................    $ 16,000,000    $14,593,168
b L-3 Communications Corp., cvt., 144A, 3.00%, 8/01/35 ..............................      15,000,000     15,487,500
  Liberty Media Corp. into Motorola, cvt., senior deb., 3.50%, 1/15/31 ..............       8,000,000      8,320,000
b PMC-Sierra Inc., cvt., 144A, 2.25%, 10/15/25 ......................................       3,500,000      4,488,750
                                                                                                         -----------
                                                                                                          42,889,418
                                                                                                         -----------
  FINANCE 6.0%
  CapitalSource Inc., cvt., senior note,
      3.50%, 7/15/34 ................................................................       8,000,000      7,678,480
    b 144A, 3.50%, 7/15/34 ..........................................................       8,000,000      7,678,480
b GATX Corp., cvt., senior note, 144A, 5.00%, 8/15/23 ...............................       3,000,000      5,047,500
  Leucadia National Corp., cvt., senior sub. note,
      3.75%, 4/15/14 ................................................................       3,600,000      4,536,000
    b 144A, 3.75%, 4/15/14 ..........................................................       7,500,000      9,450,000
  NCO Group Inc., cvt., sub. note, 4.75%, 4/15/06 ...................................       5,000,000      4,975,000
  Providian Financial Corp., cvt., senior note, 4.00%, 5/15/08 ......................       9,000,000     13,061,250
                                                                                                         -----------
                                                                                                          52,426,710
                                                                                                         -----------
  HEALTH SERVICES 6.1%
  Lifepoint Hospitals Inc., cvt., 3.25%, 8/15/25 ....................................      15,000,000     12,717,510
  Omnicare Inc., cvt., 3.25%, 12/15/35 ..............................................      16,000,000     14,940,000
  PacifiCare Health Systems Inc., cvt., sub. deb., 3.00%, 10/15/32 ..................       2,000,000      8,282,500
  Sierra Health Services Inc., cvt., senior deb., 2.25%, 3/15/23 ....................       2,000,000      8,685,000
  Universal Health Services Inc., cvt., 0.426%, 6/23/20 .............................      15,500,000      8,835,000
                                                                                                         -----------
                                                                                                          53,460,010
                                                                                                         -----------
  HEALTH TECHNOLOGY 8.4%
  Alza Corp. into Johnson & Johnson, cvt., sub. deb., zero cpn., 7/28/20 ............      15,000,000     11,925,000
  Biogen Idec Inc., cvt., sub. note, zero cpn., 2/16/19 .............................       3,500,000      6,343,750
  Celgene Corp., cvt., senior note, 1.75%, 6/01/08 ..................................       6,000,000     17,805,000
  InterMune Inc., cvt., senior note, 0.25%, 3/01/11 .................................       8,000,000      8,160,000
  IVAX Corp., cvt., senior sub. note, 4.50%, 5/15/08 ................................       5,000,000      5,118,750
b MGI Pharma Inc., cvt., senior sub. note, 144A, 1.682% to 3/02/11, zero cpn.
     thereafter, 3/02/24 ............................................................      10,000,000      6,225,000
b NPS Pharmaceuticals Inc., cvt., senior note, 144A, 3.00%, 6/15/08 .................       7,000,000      6,230,000
  Protein Design Labs Inc., cvt., sub. note, 2.75%, 8/16/23 .........................       7,550,000     11,579,813
                                                                                                         -----------
                                                                                                          73,387,313
                                                                                                         -----------
  INDUSTRIAL SERVICES 2.6%
  Schlumberger Ltd., cvt., senior deb., 1.50%, 6/01/23 (Netherland Antilles) ........      13,000,000     23,156,250
                                                                                                         -----------
  PROCESS INDUSTRIES 0.3%
  Headwaters Inc., cvt., senior sub. note, 2.875%, 6/01/16 ..........................       2,000,000      2,605,000
                                                                                                         -----------
  RETAIL TRADE 3.2%
  Best Buy Co. Inc., cvt., sub. deb., 2.25%, 1/15/22 ................................      12,000,000     14,280,000
  Lowe's Cos. Inc., cvt., senior note, zero cpn., 2/16/21 ...........................      13,000,000     13,580,450
                                                                                                         -----------
                                                                                                          27,860,450
                                                                                                         -----------


                                        Quarterly Statements of Investments | 11

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------
  FRANKLIN CONVERTIBLE SECURITIES FUND                              PRINCIPAL AMOUNT c      VALUE
------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONT.)
    CONVERTIBLE BONDS (CONT.)
    TECHNOLOGY SERVICES 1.6%
  b BearingPoint Inc., cvt., sub. note, 144A, 2.50%, 12/15/24 .....      $14,000,000      $ 13,624,800
                                                                                          ------------
    TRANSPORTATION 1.8%
    JetBlue Airways Corp., cvt., senior note, 3.75%, 3/15/35 ......       15,000,000        15,393,750
                                                                                          ------------
    UTILITIES 3.9%
d,e Calpine Corp., cvt.,
        senior note, 4.75%, 11/15/23 ..............................        5,500,000         1,423,125
        sub. note, 7.75%, 6/01/15 .................................        7,000,000           665,000
    Centerpoint Energy Inc., cvt., senior note, 3.75%, 5/15/23 ....       10,000,000        11,700,000
    CMS Energy Corp., cvt., senior note, 2.875%, 12/01/24 .........        6,000,000         7,052,700
    Reliant Energy Inc., cvt., senior sub. bond,
        5.00%, 8/15/10 ............................................        6,000,000         7,380,000
      b 144A, 5.00%, 8/15/10 ......................................        5,000,000         6,150,000
                                                                                          ------------
                                                                                            34,370,825
                                                                                          ------------
    TOTAL CONVERTIBLE BONDS (COST $414,297,918) ...................                        461,973,766
                                                                                          ------------
    TOTAL LONG TERM INVESTMENTS (COST $741,447,150) ...............                        829,946,440
                                                                                          ------------


                                                                        ----------
                                                                          SHARES
                                                                        ----------
    SHORT TERM INVESTMENT (COST $38,172,961) 4.4%
    MONEY FUND 4.4%
  f Franklin Institutional Fiduciary Trust Money Market Portfolio .     38,172,961          38,172,961
                                                                                          ------------
    TOTAL INVESTMENTS (COST $779,620,111) 99.2% ...................                        868,119,401
    OTHER ASSETS, LESS LIABILITIES 0.8% ...........................                          6,648,864
                                                                                          ------------
    NET ASSETS 100.0% .............................................                       $874,768,265
                                                                                          ============

a     Non-income producing.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At January 31, 2006, the value of these securities were $156,039,313, representing 17.84% of net assets.

c     The principal amount is stated in U.S. dollars unless otherwise indicated.

d     Defaulted security.

e     See Note 6 regarding other considerations.

f The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.


12 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Investors Securities Trust

STATEMENT OF INVESTMENTS, JANUARY 31, 2006 (UNAUDITED)

---------------------------------------------------------------------------------------------------------
  FRANKLIN EQUITY INCOME FUND                                 COUNTRY           SHARES          VALUE
---------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 98.2%
  COMMON STOCKS 94.9%
  COMMERCIAL SERVICES 1.5%
  R. R. Donnelley & Sons Co. ........................      United States        423,900      $ 13,819,140
                                                                                             ------------
  COMMUNICATIONS 5.1%
  Alltel Corp. ......................................      United States        165,400         9,928,962
  AT&T Inc. .........................................      United States        656,400        17,033,580
  BellSouth Corp. ...................................      United States        486,000        13,982,220
  Sprint Nextel Corp. ...............................      United States        299,800         6,862,422
                                                                                             ------------
                                                                                               47,807,184
                                                                                             ------------
  CONSUMER NON-DURABLES 6.9%
  Anheuser-Busch Cos. Inc. ..........................      United States        323,600        13,409,984
  British American Tobacco PLC ......................      United Kingdom       414,000         9,332,579
  The Coca-Cola Co. .................................      United States        329,800        13,647,124
  Diageo PLC, ADR ...................................      United Kingdom       119,000         7,142,380
  General Mills Inc. ................................      United States        202,800         9,858,108
  Unilever NV, N.Y. shs. ............................       Netherlands         162,900        11,435,580
                                                                                             ------------
                                                                                               64,825,755
                                                                                             ------------
  CONSUMER SERVICES 3.4%
  Carnival Corp. ....................................      United States        203,100        10,512,456
  CBS Corp., B ......................................      United States        195,350         5,104,496
  Clear Channel Communications Inc. .................      United States        269,600         7,891,192
a Viacom Inc., B ....................................      United States        195,350         8,103,118
                                                                                             ------------
                                                                                               31,611,262
                                                                                             ------------
  ELECTRONIC TECHNOLOGY 6.1%
  Empresa Brasileira de Aeronautica SA, ADR .........          Brazil           300,400        12,211,260
  Microchip Technology Inc. .........................      United States        420,300        15,765,453
  Nokia Corp., ADR ..................................         Finland           623,500        11,459,930
  Raytheon Co. ......................................      United States        425,100        17,416,347
                                                                                             ------------
                                                                                               56,852,990
                                                                                             ------------
  ENERGY MINERALS 13.2%
  BP PLC, ADR .......................................      United Kingdom       156,200        11,294,822
  Chevron Corp. .....................................      United States        533,920        31,704,170
  ConocoPhillips ....................................      United States        279,300        18,070,710
  Exxon Mobil Corp. .................................      United States        633,934        39,779,358
  Royal Dutch Shell PLC, B, ADR .....................      United Kingdom       312,388        22,429,458
                                                                                             ------------
                                                                                              123,278,518
                                                                                             ------------
  FINANCE 26.2%
  American International Group Inc. .................      United States        114,200         7,475,532
  Arthur J. Gallagher & Co. .........................      United States        344,100        10,033,956
  Bank of America Corp. .............................      United States        710,506        31,425,680
  Citigroup Inc. ....................................      United States        854,700        39,811,926
  Fannie Mae ........................................      United States        293,300        16,993,802
  Freddie Mac .......................................      United States        219,400        14,888,484
  JPMorgan Chase & Co. ..............................      United States        525,750        20,898,563
  Marsh & McLennan Cos. Inc. ........................      United States        426,900        12,973,491

                                        Quarterly Statements of Investments | 13

Franklin Investors Securities Trust

-------------------------------------------------------------------------------------------------------
FRANKLIN EQUITY INCOME FUND                                 COUNTRY           SHARES          VALUE
-------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
COMMON STOCKS (CONT.)
FINANCE (CONT.)
Morgan Stanley ....................................      United States        272,100      $ 16,720,545
Old Republic International Corp. ..................      United States        431,375         9,252,994
The St. Paul Travelers Cos. Inc. ..................      United States        304,700        13,827,286
U.S. Bancorp ......................................      United States        520,000        15,553,200
Wachovia Corp. ....................................      United States        358,900        19,678,487
Washington Mutual Inc. ............................      United States        334,700        14,164,504
                                                                                           ------------
                                                                                            243,698,450
                                                                                           ------------
HEALTH TECHNOLOGY 5.9%
Bristol-Myers Squibb Co. ..........................      United States        366,600         8,354,814
Eli Lilly and Co. .................................      United States        124,900         7,071,838
GlaxoSmithKline PLC, ADR ..........................      United Kingdom       250,300        12,825,372
Pall Corp. ........................................      United States        204,800         5,898,240
Pfizer Inc. .......................................      United States        668,400        17,164,512
Wyeth .............................................      United States         80,100         3,704,625
                                                                                           ------------
                                                                                             55,019,401
                                                                                           ------------
INDUSTRIAL SERVICES 1.1%
Waste Management Inc. .............................      United States        319,600        10,092,968
                                                                                           ------------
NON-ENERGY MINERALS 1.6%
Alcoa Inc. ........................................      United States        479,000        15,088,500
                                                                                           ------------
PROCESS INDUSTRIES 2.4%
Cabot Corp. .......................................      United States        158,900         6,232,058
The Dow Chemical Co. ..............................      United States        379,300        16,044,390
                                                                                           ------------
                                                                                             22,276,448
                                                                                           ------------
PRODUCER MANUFACTURING 8.6%
3M Co. ............................................      United States        213,100        15,503,025
Autoliv Inc. ......................................          Sweden           155,100         7,598,349
General Electric Co. ..............................      United States        784,200        25,682,550
Honeywell International Inc. ......................      United States        345,300        13,266,426
PACCAR Inc. .......................................      United States         52,000         3,619,200
Pitney Bowes Inc. .................................      United States        334,500        14,296,530
                                                                                           ------------
                                                                                             79,966,080
                                                                                           ------------
REAL ESTATE INVESTMENT TRUSTS 0.8%
iStar Financial Inc. ..............................      United States        204,000         7,321,560
                                                                                           ------------
RETAIL TRADE 2.0%
The Gap Inc. ......................................      United States        534,300         9,665,487
Wal-Mart Stores Inc. ..............................      United States        192,600         8,880,786
                                                                                           ------------
                                                                                             18,546,273
                                                                                           ------------
TECHNOLOGY SERVICES 2.4%
Automatic Data Processing Inc. ....................      United States        157,600         6,924,944
Microsoft Corp. ...................................      United States        541,900        15,254,485
                                                                                           ------------
                                                                                             22,179,429
                                                                                           ------------


 14 | Quarterly Statements of Investments

Franklin Investors Securities Trust

---------------------------------------------------------------------------------------------------------------------
  FRANKLIN EQUITY INCOME FUND                                            COUNTRY           SHARES          VALUE
---------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  COMMON STOCKS (CONT.)
  TRANSPORTATION 1.0%
  United Parcel Service Inc., B .................................      United States       119,600       $  8,959,236
                                                                                                         ------------
  UTILITIES 6.7%
  American Electric Power Co. Inc. ..............................      United States       252,400          9,419,568
  Dominion Resources Inc. .......................................      United States       182,400         13,776,672
  Entergy Corp. .................................................      United States       198,000         13,762,980
  FirstEnergy Corp. .............................................      United States       296,500         14,854,650
  Scottish Power PLC ............................................      United Kingdom      466,000          4,750,784
  Xcel Energy Inc. ..............................................      United States       296,000          5,748,320
                                                                                                         ------------
                                                                                                           62,312,974
                                                                                                         ------------
  TOTAL COMMON STOCKS (COST $747,603,975) .......................                                         883,656,168
                                                                                                         ------------
  CONVERTIBLE PREFERRED STOCKS 3.3%
  ENERGY MINERALS 1.4%
  Chesapeake Energy Corp., 5.00%, cvt. pfd. .....................      United States        83,300         12,567,888
                                                                                                         ------------
  FINANCE 1.2%
  E*TRADE Financial Corp., 6.125%, cvt. pfd. ....................      United States       360,000         11,334,600
                                                                                                         ------------
  HEALTH TECHNOLOGY 0.7%
  Schering-Plough Corp., 6.00%, cvt. pfd. .......................      United States       134,100          6,876,648
                                                                                                         ------------
  TOTAL CONVERTIBLE PREFERRED STOCKS (COST $28,074,393) .........                                          30,779,136
                                                                                                         ------------
  TOTAL LONG TERM INVESTMENTS (COST $775,678,368) ...............                                         914,435,304
                                                                                                         ------------
  SHORT TERM INVESTMENT (COST $17,910,797) 1.9%
  MONEY FUND 1.9%
b Franklin Institutional Fiduciary Trust Money Market Portfolio .      United States    17,910,797         17,910,797
                                                                                                         ------------
  TOTAL INVESTMENTS (COST $793,589,165) 100.1% ..................                                         932,346,101
  OTHER ASSETS, LESS LIABILITIES (0.1)% .........................                                            (879,752)
                                                                                                         ------------
  NET ASSETS 100.0% .............................................                                        $931,466,349
                                                                                                         ============

See Selected Portfolio Abbreviations on page 55.

a     Non-income producing.

b The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 15

Franklin Investors Securities Trust

STATEMENT OF INVESTMENTS, JANUARY 31, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FLOATING RATE DAILY ACCESS FUND                                         COUNTRY       PRINCIPAL AMOUNT c        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 93.6%
  BOND (COST $7,000,000) 0.3%
  STEEL 0.3%
a Ispat Inland ULC, senior secured note, FRN, 11.28%, 4/01/10 .............      United States      $   7,000,000      $   7,297,500
                                                                                                                       -------------
a SENIOR FLOATING RATE INTERESTS 93.2%
  ADVERTISING/MARKETING SERVICES 0.3%
  Adams Outdoor Advertising Inc., Term Loan B, 6.62%, 10/15/12 ............      United States          5,805,849          5,893,111
                                                                                                                       -------------
  AEROSPACE & DEFENSE 2.8%
  Anteon International Corp., Term Loan B, 6.318%, 12/31/10 ...............      United States          5,892,931          5,948,177
  ARINC Inc., Term Loan, 6.20%, 2/24/11 ...................................      United States            982,500            992,384
  CACI International Inc., Term Loan B, 5.43 - 6.14%, 5/03/11 .............      United States          9,839,886          9,942,388
b DRS Technologies Inc., Term Loan, 8.00%, 1/31/13 ........................      United States          5,372,931          5,428,901
  Dyncorp International, Term Loan B, 6.813 - 7.438%, 2/08/11 .............      United States          7,940,000          7,989,307
  GenCorp Inc.,
      L/C Term Loan, 7.82%, 11/30/10 ......................................      United States          1,194,750          1,200,772
      Term Loan B, 7.41%, 11/30/10 ........................................      United States          1,478,250          1,485,700
  IAP Worldwide Services Inc., First Lien Term Loan, 7.625%, 12/31/12 .....      United States          1,800,000          1,821,375
  ILC Industries Inc.,
      First Lien Term Loan, 7.027%, 8/05/10 ...............................      United States          1,436,365          1,457,910
      Second Lien Term Loan, 10.277%, 8/24/12 .............................      United States          1,600,000          1,625,501
  K&F Acquisition Inc., Term Loan C, 6.81 - 8.75%, 11/18/12 ...............      United States          3,455,689          3,498,885
  MRO Acquisition Corp. (Piedmont), First Lien Term Loan, 6.57%,
    8/27/10 ...............................................................      United States          5,044,586          5,102,901
  Onex Wind Finance LP (Mid-Western Aircraft), Term Loan B, 6.85%,
    12/31/11 ..............................................................      United States          2,284,759          2,318,318
  SI International Inc., Term Loan, 5.78%, 2/08/11 ........................      United States          2,976,256          2,992,358
  Vought Aircraft Industries Inc.,
      L/C Term Loan, 6.90%, 12/22/10 ......................................      United States          1,000,000          1,009,740
      Term Loan B, 7.07%, 12/22/11 ........................................      United States         10,574,529         10,694,868
                                                                                                                       -------------
                                                                                                                          63,509,485
                                                                                                                       -------------
  ALUMINUM 0.7%
  Novelis Corp., U.S. Term Loan, 6.011%, 1/09/12 ..........................      United States          9,736,529          9,893,872
  Novelis Inc., Canadian Term Loan, 6.011%, 1/09/12 .......................         Canada              5,232,257          5,316,810
                                                                                                                       -------------
                                                                                                                          15,210,682
                                                                                                                       -------------
  APPAREL/FOOTWEAR 0.6%
  BCBG Max Azria Group Inc., Term Loan, 7.313 - 9.75%, 8/10/11 ............      United States          4,000,000          3,982,500
  St. John Knits International Inc., Term Loan B, 7.063%, 3/23/12 .........      United States          1,834,878          1,850,970
  The William Carter Co., Term Loan B, 6.418 - 6.541%, 7/14/12 ............      United States          8,858,656          8,962,010
                                                                                                                       -------------
                                                                                                                          14,795,480
                                                                                                                       -------------
  AUTO PARTS: ORIGINAL EQUIPMENT MANUFACTURER 3.0%
  Accuride Corp., Term Loan B, 6.25 - 6.75%, 1/31/12 ......................      United States          3,769,318          3,819,733
  Cooper Standard Automotive Inc.,
      Term Loan B, 6.563%, 12/23/11 .......................................         Canada              5,244,128          5,266,415
      Term Loan C, 6.563%, 12/23/11 .......................................      United States          8,399,310          8,435,007
  Hayes Lemmerz, Term Loan, 7.31 - 7.97%, 6/03/09 .........................      United States          3,202,115          3,199,873
  Key Plastics LLC and Key Safety Inc., First Lien Term Loan, 7.38 - 9.50%,
    7/31/10 ...............................................................      United States          4,682,720          4,654,671


16 | Quarterly Statements of Investments

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FLOATING RATE DAILY ACCESS FUND                                         COUNTRY       PRINCIPAL AMOUNT c        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
a SENIOR FLOATING RATE INTERESTS (CONT.)
  AUTO PARTS: ORIGINAL EQUIPMENT MANUFACTURER (CONT.)
  Mark IV Industries (Dayco Products, LLC), Term Loan B, 7.18 - 7.71%,
    6/18/11 ...............................................................      United States      $   9,127,895      $   9,236,289
  Tenneco Automotive Inc.,
      L/C Term Loan, 6.635%, 12/12/10 .....................................      United States          4,203,691          4,273,052
      Term Loan B, 6.63%, 12/12/10 ........................................      United States          9,557,117          9,714,810
  TRW Automotive Inc.,
      Term Loan B, 6.25%, 6/30/12 .........................................      United States         10,147,500         10,163,360
      Term Loan B2, 6.125%, 6/30/12 .......................................      United States          2,300,000          2,303,595
      Term Loan E, 6.00%, 10/31/10 ........................................      United States          6,422,544          6,449,840
                                                                                                                       -------------
                                                                                                                          67,516,645
                                                                                                                       -------------
  AUTOMOTIVE AFTERMARKET 0.6%
  Affinia Group Inc., Term Loan B, 7.67%, 11/30/11 ........................      United States          9,811,452          9,757,489
  United Components Inc., Term Loan C, 6.81%, 6/30/10 .....................      United States          3,378,961          3,407,446
                                                                                                                       -------------
                                                                                                                          13,164,935
                                                                                                                       -------------
  BEVERAGES: ALCOHOLIC 0.7%
  Constellation Brands Inc., Term Loan B, 5.75 - 6.313%, 12/22/11 .........      United States         12,507,486         12,669,307
  Southern Wine & Spirits of America Inc., Term Loan B, 6.027%,
    5/31/12 ...............................................................      United States          4,269,115          4,319,491
                                                                                                                       -------------
                                                                                                                          16,988,798
                                                                                                                       -------------
  BEVERAGES: NON-ALCOHOLIC 0.2%
  Dr. Pepper Bottling Co. of Texas, Term Loan, 6.45 - 6.49%, 12/18/10 .....      United States          3,729,884          3,786,298
                                                                                                                       -------------
  BROADCASTING 2.8%
  Alliance Atlantis Communications Inc., Term Loan C, 6.068%,
    12/17/11 ..............................................................      United States          6,054,250          6,111,008
  Emmis Operating Co., Term Loan B, 6.233 - 8.25%, 11/10/11 ...............      United States          9,696,659          9,758,019
  Entravision Communications Corp., Term Loan B, 6.03%, 3/29/12 ...........      United States         18,354,000         18,495,473
  Gray Television Inc.,
    b Incremental Facility Loan, 8.00%, 5/22/13 ...........................      United States          1,375,000          1,386,172
      Term Loan B, 6.03%, 11/22/12 ........................................      United States          3,533,388          3,562,096
  Mission Broadcasting Inc., Term Loan B, 6.28%, 10/01/12 .................      United States          7,036,309          7,062,062
  NEP Supershooters LP, First Lien Term Loan, 8.26 - 8.53%, 2/03/11 .......      United States          1,965,075          1,995,780
  Nexstar Broadcasting Group Inc., Term Loan B, 6.28%, 10/01/12 ...........      United States          7,162,612          7,188,827
  NextMedia Inc.,
      Delay Draw, 6.40%, 2/28/06 ..........................................      United States          1,104,923          1,113,440
      Term Loan B, 6.47%, 11/08/12 ........................................      United States          2,486,077          2,505,240
  Spanish Broadcasting Systems, Term Loan B, 6.53%, 6/11/12 ...............      United States          4,664,750          4,731,806
                                                                                                                       -------------
                                                                                                                          63,909,923
                                                                                                                       -------------
  BUILDING PRODUCTS 2.0%
  Building Materials Holding Corp., Term Loan B, 6.28%, 8/21/10 ...........      United States          1,950,000          1,958,717
  Euramax International Inc., Term Loan B, 7.241%, 6/29/12 ................      United States         10,577,657         10,542,401
  Headwaters Inc., Term Loan B, 6.86%, 4/30/11 ............................      United States          8,041,306          8,115,021
  NCI Building Systems Inc., Term Loan B, 5.75 - 5.95%, 6/07/10 ...........      United States          8,147,563          8,201,035
  Nortek Inc., Term Loan, 5.91 - 8.75%, 8/27/11 ...........................      United States         15,767,651         15,910,553
                                                                                                                       -------------
                                                                                                                          44,727,727
                                                                                                                       -------------


                                        QUARTERLY STATEMENTS OF INVESTMENTS | 17

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FLOATING RATE DAILY ACCESS FUND                                         COUNTRY       PRINCIPAL AMOUNT c        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
a SENIOR FLOATING RATE INTERESTS (CONT.)
  CABLE/SATELLITE TELEVISION 7.7%
  Atlantic Broadband Finance LLC, Term Loan B, 7.20%, 8/06/11 .............      United States      $   1,250,000      $   1,271,438
  Bresnan Broadband Holdings LLC,
      Term Loan A, 8.03 - 8.06%, 3/31/10 ..................................      United States          2,500,000          2,536,075
      Term Loan B, 7.97 - 8.06%, 9/30/10 ..................................      United States          2,000,000          2,028,750
d Century Cable (Adelphia),
      Discretionary Term Loan, 9.50%, 12/31/09 ............................      United States          3,000,000          2,919,750
      Term Loan B, 9.50%, 6/30/09 .........................................      United States          2,000,000          1,950,000
  Charter Communications Operating LLC,
      Term Loan A, 7.67%, 4/27/10 .........................................      United States          2,100,000          2,111,195
      Term Loan B, 7.86 - 7.92%, 4/27/11 ..................................      United States         16,232,319         16,364,207
  DIRECTV Holdings LLC, Term Loan B, 6.039%, 4/13/13 ......................      United States         16,033,333         16,217,460
  Insight Midwest Holdings LLC,
      Term Loan A, 5.813%, 6/30/09 ........................................      United States          4,438,473          4,445,411
      Term Loan C, 6.563%, 12/31/09 .......................................      United States          8,820,000          8,952,300
  Intelsat (Bermuda) Ltd., Senior Term Loan Facility, 6.313%, 7/28/11 .....         Bermuda            13,387,331         13,533,761
  Mediacom Broadband (MCC Iowa),
      Term Loan A, 5.79 - 6.04%, 3/31/10 ..................................      United States          4,400,000          4,401,179
      Term Loan C, 6.36 - 6.64%, 1/31/14 ..................................      United States          6,441,640          6,535,746
  Mediacom LLC Group, Term Loan B, 6.18 - 6.79%, 4/01/13 ..................      United States          5,940,000          6,029,563
  New Skies Satellites BV, Term Loan, 6.75%, 5/02/11 ......................        Netherlands          5,424,674          5,461,968
  NTL Investment Holdings, Term Loan B, 7.442%, 4/13/12 ...................      United Kingdom        20,500,000         20,670,560
d Olympus Cable Holdings, LLC (Adelphia), Term Loan B, 9.50%,
    9/30/10 ...............................................................      United States          2,000,000          1,953,928
  Panamsat Corp., Term Loan B1, 6.438 - 6.489%, 8/01/11 ...................      United States         13,380,023         13,553,963
  Persona Communications Inc.,
      Term Loan, 7.527%, 7/30/11 ..........................................         Canada              3,940,000          3,981,291
      Term Loan C, 9.50%, 10/15/12 ........................................         Canada              1,990,000          2,017,363
d UCA-HHC (Adelphia), Term Loan, 8.75%, 3/31/08 ...........................      United States         21,932,500         21,288,233
  UPC Financing Partnership, Term Loan H2, 7.28%, 9/30/12 .................        Netherlands         18,440,000         18,665,558
                                                                                                                       -------------
                                                                                                                         176,889,699
                                                                                                                       -------------
  CASINOS/GAMING 2.4%
  Ameristar Casinos Inc., Term Loan B, 5.868%, 11/10/12 ...................      United States          2,429,963          2,452,365
  Boyd Gaming Corp., Term Loan B, 5.70 - 6.027%, 6/30/11 ..................      United States          1,443,873          1,460,417
  CCM Merger Inc. (MotorCity Casino), Term Loan B, 6.39 - 6.519%,
    7/23/12 ...............................................................      United States          9,258,496          9,324,463
  Global Cash Access LLC, Term Loan B, 6.818%, 3/10/10 ....................      United States          1,946,097          1,962,969
  Greektown Casinos LLC, Term Loan B, 7.07%, 12/02/12 .....................      United States          5,629,827          5,707,238
  Isle of Capri Black Hawk LLC, Term Loan, 6.25 - 6.56%, 10/24/11 .........      United States          4,035,879          4,068,671
  Marina District Finance Co. Inc. (Borgata), Term Loan B, 6.308%,
    10/14/11 ..............................................................      United States         10,609,500         10,684,096
  Penn National Gaming Inc.,
      Term Loan A, 6.04 - 6.26%, 10/03/11 .................................      United States          2,534,884          2,560,866
      Term Loan B, 6.04 - 6.39%, 10/03/12 .................................      United States          8,977,500          9,106,552
  Wembley Inc., Term Loan B, 6.08%, 7/18/11 ...............................      United States          3,980,000          4,043,433
  Wimar Tahoe Corp. (Columbia Entertainment), Term Loan B, 7.027%,
    10/24/11 ..............................................................      United States          3,206,250          3,231,300
                                                                                                                       -------------
                                                                                                                          54,602,370
                                                                                                                       -------------


18 | Quarterly Statements of Investments

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FLOATING RATE DAILY ACCESS FUND                                         COUNTRY       PRINCIPAL AMOUNT c        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
a SENIOR FLOATING RATE INTERESTS (CONT.)
  CATALOG/SPECIALTY DISTRIBUTION 0.1%
  Affinity Group Inc., Term Loan, 6.954 - 6.97%, 6/24/09 ..................      United States      $   1,587,857      $   1,607,706
  Oriental Trading Co. Inc., Term Loan B, 6.813%, 8/04/10 .................      United States          1,752,789          1,765,204
                                                                                                                       -------------
                                                                                                                           3,372,910
                                                                                                                       -------------
  CHEMICALS: MAJOR DIVERSIFIED 2.4%
  Basell B.V.,
      Term Loan B4, 6.906%, 8/01/13 .......................................       Netherlands             183,333            186,010
      Term Loan C4, 7.668%, 8/01/14 .......................................       Netherlands             183,333            185,973
  Basell USA Inc.,
      Term Loan B2, 6.906%, 8/01/13 .......................................      United States            916,667            931,849
      Term Loan C2, 7.668%, 8/01/14 .......................................      United States            916,667            931,849
  BCP Crystal US Holdings Corp. (Celanese), Term Loan B, 6.527%,
    4/06/11 ...............................................................      United States         14,758,104         14,933,356
  Huntsman International LLC,
      Additional Term Loan, 6.233%, 8/16/12 ...............................      United States          3,600,000          3,623,627
      Term Loan B, 6.233%, 8/16/12 ........................................      United States         15,460,392         15,561,859
b Ineos U.S. Finance LLC,
      Term Loan B, 8.75%, 12/16/13 ........................................      United States          2,950,000          2,950,000
      Term Loan C, 9.25%, 12/16/14 ........................................      United States          2,950,000          2,950,000
  Invista Canada Co., Term Loan B2, 6.375%, 4/29/11 .......................         Canada              4,028,635          4,058,850
  Invista SARL, Term Loan B1, 6.375%, 4/29/11 .............................       Luxembourg            7,925,159          7,984,598
                                                                                                                       -------------
                                                                                                                          54,297,971
                                                                                                                       -------------
  CHEMICALS: SPECIALTY 2.3%
b Brenntag,
      Acquisition Facility, 9.00%, 12/22/12 ...............................         Germany               923,017            937,785
      Term Loan B2, 9.00%, 12/22/13 .......................................      United States          3,776,984          3,837,415
  Compass Minerals Group Inc., Term Loan, 6.02 - 6.08%, 12/22/12 ..........      United States          6,700,000          6,747,108
  Hexion Specialty Chemicals Inc.,
      Tranche B-1, 7.125%, 5/31/12 ........................................      United States          4,558,909          4,611,336
      Tranche B-3 CL, 4.29%, 5/31/12 ......................................      United States          1,090,909          1,103,455
  Nalco Co., Term Loan B, 6.44% - 6.73%, 11/04/10 .........................      United States         14,488,959         14,690,906
  Niagara Acquisition Inc. (PQ Corp.), Term Loan B, 6.563%, 2/11/12 .......      United States          2,183,500          2,212,158
  Polymer Group Inc., Term Loan, 6.769%, 11/22/10 .........................      United States          2,400,000          2,415,216
  Resolution Europe BV (Hexion), Tranche B-2, 7.063%, 5/31/12 .............       Netherlands           6,295,636          6,368,036
  Rockwood Specialties Group Inc., Term Loan E, 6.668%, 7/30/12 ...........      United States          9,944,525         10,077,374
                                                                                                                       -------------
                                                                                                                          53,000,789
                                                                                                                       -------------
  COAL 0.5%
  Alpha Natural Resources LLC, Term Loan B, 6.32%, 10/26/12 ...............      United States          5,700,000          5,729,686
  Foundation Coal, Term Loan B, 6.28 - 6.44%, 7/30/11 .....................      United States          2,010,549          2,047,129
  International Coal Group LLC, Term Loan B, 7.41%, 11/09/10 ..............      United States            279,934            281,003
  Walter Industries Inc., Term Loan B, 6.216 - 6.527%, 10/03/12 ...........      United States          3,890,250          3,944,958
                                                                                                                       -------------
                                                                                                                          12,002,776
                                                                                                                       -------------
  COMMERCIAL PRINTING/FORMS 0.3%
  American Reprographics, Term Loan C, 6.26 - 8.25%, 6/18/09 ..............      United States          3,687,461          3,714,932
  Merrill Communications LLC, Term Loan B, 6.81%, 12/31/12 ................      United States          2,800,000          2,835,437
                                                                                                                       -------------
                                                                                                                           6,550,369
                                                                                                                       -------------


                                        Quarterly Statements of Investments | 19

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FLOATING RATE DAILY ACCESS FUND                                         COUNTRY       PRINCIPAL AMOUNT c        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
a SENIOR FLOATING RATE INTERESTS (CONT.)
  CONSTRUCTION MATERIALS 0.5%
  Gibraltar Industries Inc., Term Loan B, 6.28%, 12/12/10 .................      United States      $   4,600,000      $   4,634,500
  St. Marys Cement Inc., Term Loan B, 6.527%, 12/04/09 ....................         Canada              7,354,775          7,465,096
                                                                                                                       -------------
                                                                                                                          12,099,596
                                                                                                                       -------------
  CONSUMER SUNDRIES 0.3%
  American Safety Razor Co., Term Loan B, 7.15%, 2/20/12 ..................      United States          1,392,083          1,406,185
  Central Garden & Pet Co., Term Loan, 6.233 - 6.31%, 5/14/09 .............      United States          2,197,608          2,203,784
  Meow Mix Co., Term Loan B, 7.74%, 7/13/11 ...............................      United States          2,794,180          2,822,205
                                                                                                                       -------------
                                                                                                                           6,432,174
                                                                                                                       -------------
  CONTAINERS/PACKAGING 2.4%
  ACI Operations Property Ltd. (Owens Illinois), Term Loan A, 6.18%,
    4/01/07 ...............................................................        Australia            7,207,388          7,246,452
  Atlantis Plastics Inc., First Lien Term Loan, 7.15%, 9/22/11 ............      United States          2,729,375          2,756,532
  Berry Plastics Corp., Term Loan, 6.447%, 12/02/11 .......................      United States          5,673,994          5,755,558
  BSN Glasspack SA (Owens Illinois), Term Loan C-1, 6.35%, 4/01/08 ........         France              1,693,704          1,703,019
  Crown Americas LLC, Term Loan B, 6.004%, 11/15/12 .......................      United States          2,000,000          2,015,626
  Graham Packaging Co., First Lien Term Loan, 6.75 - 6.938%,
    10/07/11 ..............................................................      United States         16,842,837         17,012,949
  Graphic Packaging International Corp., Term Loan C, 6.716 - 7.19%,
    8/08/10 ...............................................................      United States          3,635,583          3,693,135
  Intertape Polymer Group Inc., Term Loan B, 6.73 - 6.80% 7/28/11 .........      United States          9,480,000          9,600,965
  Owens-Brockway Glass Container Inc., Term Loan B, 6.27%, 4/01/08 ........      United States          4,911,445          4,941,376
                                                                                                                       -------------
                                                                                                                          54,725,612
                                                                                                                       -------------
  DATA PROCESSING SERVICES 0.3%
  InfoUSA Inc.,
      Term Loan A, 9.00%, 3/25/09 .........................................      United States          2,897,917          2,900,380
      Term Loan B, 9.00%, 3/30/09 .........................................      United States          2,985,000          2,987,537
                                                                                                                       -------------
                                                                                                                           5,887,917
                                                                                                                       -------------
  DEPARTMENT STORES 0.3%
  Neiman Marcus Group Inc., Term Loan, 6.947%, 4/06/13 ....................      United States          6,455,696          6,534,217
                                                                                                                       -------------
  DRUG STORE CHAINS 0.3%
  The Jean Coutu Group (PJC) Inc., Term Loan B, 6.813 - 6.938%,
    7/30/11 ...............................................................         Canada              5,783,858          5,859,372
                                                                                                                       -------------
  ELECTRIC UTILITIES 3.0%
  AES Corp., Term Loan B, 5.07 - 5.69%, 4/30/08 ...........................      United States          2,428,573          2,446,763
  Allegheny Energy Supply Co. LLC, Term Loan C, 5.51 - 6.16%,
    3/08/11 ...............................................................      United States          5,036,844          5,087,212
  Midwest Generation LLC, Term Loan, 6.28 - 6.50%, 4/27/11 ................      United States          2,686,458          2,736,561
b Mirant North America LLC,
      L/C Term Loan, 8.25%, 1/03/13 .......................................      United States            771,429            777,214
      Term Loan, 8.25%, 1/03/13 ...........................................      United States          1,928,571          1,943,036
  NRG Energy Inc.,
      Credit Link, 8.50%, 2/01/13 .........................................      United States          8,126,473          8,202,659
      Term Loan B, 8.50%, 2/01/13 .........................................      United States         35,643,527         36,040,810


20 | Quarterly Statements of Investments

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FLOATING RATE DAILY ACCESS FUND                                         COUNTRY       PRINCIPAL AMOUNT c        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
a SENIOR FLOATING RATE INTERESTS (CONT.)
  ELECTRIC UTILITIES (CONT.)
  Pike Electric Inc.,
      Term Loan B, 6.25%, 7/02/12 .........................................      United States      $   2,814,118      $   2,846,001
      Term Loan C, 6.25%, 12/10/12 ........................................      United States          1,601,882          1,621,762
  Quanta Services Inc., Term Loan B, 4.50 - 7.50%, 6/19/08 ................      United States          4,900,000          4,923,030
  Thermal North America Inc., Term Loan B, 6.28%, 10/12/13 ................      United States          3,093,725          3,118,861
                                                                                                                       -------------
                                                                                                                          69,743,909
                                                                                                                       -------------
  ELECTRICAL PRODUCTS 0.2%
  Enersys Capital Inc., Term Loan D, 6.071 - 6.684%, 3/17/11 ..............      United States          4,886,915          4,949,858
                                                                                                                       -------------
  ELECTRONICS/APPLIANCES 1.8%
  DEI Sales Inc., Term Loan, 7.70 - 7.87%, 6/17/10 ........................      United States          3,616,330          3,635,063
  Eastman Kodak Co., Term Loan B, 6.61 - 6.851%, 10/18/12 .................      United States         16,658,824         16,772,320
  Jarden Corp.,
      Term Loan B, 6.527%, 1/24/12 ........................................      United States          5,936,534          5,987,951
      Term Loan B2, 6.277%, 1/24/12 .......................................      United States         11,053,535         11,106,039
  Oreck Corp., Term Loan B, 7.28%, 2/02/12 ................................      United States          3,524,201          3,563,848
                                                                                                                       -------------
                                                                                                                          41,065,221
                                                                                                                       -------------
  ENGINEERING & CONSTRUCTION 0.1%
  Washington Group International Inc., Synthetic Term Loan, 3.92%,
    6/13/10 ...............................................................      United States          2,900,000          2,907,308
                                                                                                                       -------------
  ENVIRONMENTAL SERVICES 2.0%
  Allied Waste North America Inc.,
      Credit Link, 4.39%, 1/15/12 .........................................      United States          7,307,427          7,372,507
    e Revolver, 7.28 - 9.25%, 1/15/10 .....................................      United States            216,857            210,785
      Term Loan B, 6.09 - 6.73%, 1/15/12 ..................................      United States         18,821,693         18,996,979
  Duratek Inc., Term Loan B, 7.813 - 7.938%, 12/16/09 .....................      United States          2,110,837          2,121,391
  Envirocare of Utah LLC, Term Loan B, 7.38%, 4/12/10 .....................      United States          5,613,636          5,685,042
  EnviroSolutions Inc., Term Loan B, 7.98 - 8.069%, 7/07/12 ...............      United States          5,661,764          5,757,306
  IESI Corp., Term Loan B, 6.37 - 6.60%, 1/21/12 ..........................      United States          1,800,000          1,813,806
  Synagro Technologies Inc.,
      Delay Draw, 6.75%, 6/21/12 ..........................................      United States            471,429            473,479
      Term Loan B, 6.864%, 6/21/12 ........................................      United States          2,828,571          2,840,876
                                                                                                                       -------------
                                                                                                                          45,272,171
                                                                                                                       -------------
  FINANCE/RENTAL/LEASING 0.1%
  Baker Tanks Inc., Term Loan, 7.021 - 7.20%, 11/23/12 ....................      United States          1,433,906          1,451,830
                                                                                                                       -------------
  FINANCIAL CONGLOMERATES 2.2%
  Affinion Group, Term Loan B, 7.10 - 7.233%, 10/17/12 ....................      United States         16,604,651         16,521,628
  Fidelity National Information Services Inc., Term Loan B, 6.187%,
    3/09/13 ...............................................................      United States         26,199,652         26,383,049
  Nasdaq Stock Market Inc., Term Loan B, 6.00 - 6.188%, 12/08/11 ..........      United States          8,000,000          8,081,664
                                                                                                                       -------------
                                                                                                                          50,986,341
                                                                                                                       -------------


                                        Quarterly Statements of Investments | 21

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FLOATING RATE DAILY ACCESS FUND                                         COUNTRY       PRINCIPAL AMOUNT c        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
a SENIOR FLOATING RATE INTERESTS (CONT.)
  FOOD DISTRIBUTORS 0.4%
  OSI Group LLC,
      Dutch Term Loan, 6.527%, 9/02/11 ....................................       Netherlands       $   2,249,306      $   2,278,828
      German Term Loan, 6.527%, 9/02/11 ...................................         Germany             1,799,444          1,823,062
      U.S. Term Loan, 6.527%, 9/02/11 .....................................      United States          4,048,750          4,101,890
                                                                                                                       -------------
                                                                                                                           8,203,780
                                                                                                                       -------------
  FOOD: MAJOR DIVERSIFIED 1.6%
  Birds Eye Foods Inc. (Agrilink Foods), Term Loan B, 7.28 - 7.36%,
    8/08/08 ...............................................................      United States          7,352,119          7,432,330
  Bolthouse Farms Inc., Term Loan B, 6.938%, 12/14/12 .....................      United States          3,300,000          3,350,187
  Chiquita Brands LLC, Term Loan C, 6.56%, 6/28/12 ........................      United States          5,174,000          5,235,441
  Del Monte Corp., Term Loan B, 6.14%, 2/08/12 ............................      United States          3,176,000          3,223,640
  Dole Food Co. Inc., Term Loan B, 5.625 - 8.00%, 4/18/12 .................         Bermuda             7,745,123          7,786,613
  Pinnacle Foods Holding Corp., Term Loan B, 7.78%, 11/25/10 ..............      United States          8,413,680          8,533,575
                                                                                                                       -------------
                                                                                                                          35,561,786
                                                                                                                       -------------
  FOOD: MEAT/FISH/DAIRY 0.1%
  American Seafood Group LLC, Term Loan B1, 6.277%, 9/30/12 ...............      United States            661,903            669,720
  Michael Foods Inc., Term Loan B1, 6.501 - 6.671%, 11/21/10 ..............      United States          2,738,255          2,776,475
                                                                                                                       -------------
                                                                                                                           3,446,195
                                                                                                                       -------------
  FOOD: SPECIALTY/CANDY 0.4%
  Otis Spunkmeyer Inc., Term Loan B, 7.15 - 7.32%, 6/24/12 ................      United States          6,284,250          6,345,522
  Reddy Ice Group Inc., Term Loan, 6.319%, 4/12/12 ........................      United States          3,985,000          4,026,097
                                                                                                                       -------------
                                                                                                                          10,371,619
                                                                                                                       -------------
  FOREST PRODUCTS 0.1%
  Roseburg Forest Products (RLC Industries), Term Loan B, 6.027%,
    2/24/10 ...............................................................      United States          3,388,393          3,407,453
                                                                                                                       -------------
  HOME FURNISHINGS 1.1%
  Knoll Inc., Term Loan, 6.527%, 10/03/12 .................................      United States          3,940,759          3,999,256
  National Bedding Co. LLC, Term Loan, 6.01 - 6.60%, 8/31/11 ..............      United States          7,145,689          7,218,932
  Sealy Mattress Co.,
     e Revolver, 8.75%, 4/14/11 ...........................................      United States            175,000            173,547
       Term Loan D, 6.118 - 6.233%, 4/13/13 ...............................      United States          5,326,267          5,391,184
  Simmons Holdings Inc., Term Loan C, 7.063 - 9.00%, 12/19/11 .............      United States          6,889,294          6,986,178
  Springs Window Fashions LLC, Term Loan B, 7.313%, 12/30/12 ..............      United States          2,000,000          2,004,376
                                                                                                                       -------------
                                                                                                                          25,773,473
                                                                                                                       -------------
  HOME IMPROVEMENT CHAINS 0.2%
  Harbor Freight Tools USA Inc., Term Loan B, 6.94 - 7.068%, 7/31/10 ......      United States          3,744,203          3,787,262
                                                                                                                       -------------
  HOMEBUILDING 1.0%
  Goodman Global Holdings Inc., Term Loan B, 6.94%, 12/15/11 ..............      United States          5,430,200          5,515,047
  Stile Acquisition Corp. (Masonite), Canadian Term Loan, 6.527 - 6.63%,
    4/05/13 ...............................................................         Canada              8,437,791          8,241,789
  Stile U.S. Acquisition Corp. (Masonite), U.S. Term Loan, 6.206 - 6.527%,
    4/05/13 ...............................................................      United States          8,452,165          8,255,830
                                                                                                                       -------------
                                                                                                                          22,012,666
                                                                                                                       -------------

22 | Quarterly Statements of Investments

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FLOATING RATE DAILY ACCESS FUND                                         COUNTRY       PRINCIPAL AMOUNT c        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
a SENIOR FLOATING RATE INTERESTS (CONT.)
  HOSPITAL/NURSING MANAGEMENT 2.2%
  Beverly Enterprises Inc., Term Loan B, 6.91 - 7.07%, 10/22/08 ...........      United States      $   2,932,500      $   2,936,195
  Community Health Systems Inc., Term Loan B, 6.16%, 8/19/11 ..............      United States          1,455,132          1,475,898
  Iasis Healthcare LLC, Term Loan B, 6.777 - 6.786%, 6/22/11 ..............      United States         12,558,750         12,739,282
  LifePoint Hospitals Inc., Term Loan B, 6.185%, 4/15/12 ..................      United States         18,543,955         18,677,879
  MedCath Corp., Term Loan B, 7.10 - 8.75%, 6/30/11 .......................      United States          2,308,500          2,329,646
  Vanguard Health Holding Co. II LLC, Term Loan C, 6.771 - 6.95%,
    9/23/11 ...............................................................      United States         11,390,203         11,549,188
                                                                                                                       -------------
                                                                                                                          49,708,088
                                                                                                                       -------------
  HOTEL/RESORTS/CRUISELINES 1.0%
  Kuilima Resort Co. (Turtle Bay), First Lien Term Loan, 7.318%,
    9/30/10 ...............................................................      United States          2,677,889          2,691,090
  Venetian Casino Resorts,
      Delay Draw, 6.28%, 8/17/11 ..........................................      United States          3,247,863          3,280,089
      Term Loan B, 6.28%, 8/17/11 .........................................      United States         15,752,137         15,908,429
                                                                                                                       -------------
                                                                                                                          21,879,608
                                                                                                                       -------------
  HOUSEHOLD/PERSONAL CARE 1.0%
  Acco Brands Corp., Term Loan B, 6.12 - 6.352%, 8/05/12 ..................      United States          3,867,050          3,918,288
  Fender Musical Instruments, Term Loan B, 6.47%, 3/15/12 .................      United States          2,054,367          2,069,426
  Mega Bloks Inc., Term Loan B, 6.438%, 7/26/12 ...........................         Canada              4,179,000          4,236,461
  Prestige Brands Inc., Term Loan B, 6.31%, 4/06/11 .......................      United States          4,518,761          4,563,948
  Spectrum Brands Inc., Term Loan B, 6.17 - 6.85%, 2/07/12 ................      United States          8,033,579          8,118,936
                                                                                                                       -------------
                                                                                                                          22,907,059
                                                                                                                       -------------
  INDUSTRIAL CONGLOMERATES 0.6%
  Day International Group Inc., Term Loan B, 7.03%, 12/05/12 ..............      United States          1,958,176          1,983,266
  Invensys (BTR Dunlop),
      Bonding Facility, 7.448%, 3/05/09 ...................................      United States          3,854,127          3,888,737
      Term Loan B, 7.791%, 9/05/09 ........................................      United States          1,400,648          1,416,503
  TriMas Corp., Term Loan B, 8.375%, 12/06/09 .............................      United States          7,027,573          7,089,064
                                                                                                                       -------------
                                                                                                                          14,377,570
                                                                                                                       -------------
  INDUSTRIAL MACHINERY 1.8%
  CI Acquisition Inc. (Chart Industries), Term Loan B, 6.375 - 6.625%,
     10/17/12 ..............................................................      United States          1,944,444         1,968,750
  Colfax Corp., Term Loan B, 6.563%, 12/19/11 .............................      United States          3,960,869          4,004,605
  Dresser Inc.,
      Term Loan C, 7.07%, 4/10/09 .........................................      United States            576,220            586,303
      Unsecured Term Loan, 7.99%, 3/01/10 .................................      United States          2,750,000          2,798,125
  Dresser-Rand Group Inc., Term Loan B, 6.134 - 6.778%, 10/29/11 ..........      United States          2,361,290          2,403,352
  Flowserve Corp., Term Loan B, 6.188 - 6.50%, 8/10/12 ....................      United States          5,676,440          5,753,606
  Itron Inc., Term Loan C, 6.375%, 7/01/11 ................................      United States            378,378            382,143
  Mueller Group, Term Loan B, 6.466 - 6.918%, 10/03/12 ....................      United States          9,775,315          9,903,616
  Rexnord Corp., Term Loan, 6.21 - 6.85%, 12/31/11 ........................      United States          5,737,222          5,764,416
  Sensus Metering Systems Inc.,
      Term Loan B1, 6.54% - 7.22%, 12/17/10 ...............................      United States          7,379,122          7,379,122
      Term Loan B2, 6.54% - 7.22%, 12/17/10 ...............................       Luxembourg            1,151,261          1,151,261
                                                                                                                       -------------
                                                                                                                          42,095,299
                                                                                                                       -------------


                                        QUARTERLY STATEMENTS OF INVESTMENTS | 23

Franklin Investors Securities Trust

----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FLOATING RATE DAILY ACCESS FUND                                       COUNTRY       PRINCIPAL AMOUNT c        VALUE
----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
a SENIOR FLOATING RATE INTERESTS (CONT.)
  INDUSTRIAL SPECIALTIES 0.8%
b Babcock and Wilcox Co.,
     Delay Draw, 9.50%, 2/21/12 .........................................      United States      $  13,600,000      $  13,668,000
     Synthetic LC, 9.25%, 2/21/12 .......................................      United States          1,800,000          1,813,500
  Xerium Technologies Inc., Term Loan B, 6.527%, 5/18/12 ................      United States          2,630,250          2,631,894
                                                                                                                     -------------
                                                                                                                        18,113,394
                                                                                                                     -------------
  INFORMATION TECHNOLOGY SERVICES 1.0%
  Transfirst Holdings, Term Loan B, 7.563%, 3/31/10 .....................      United States          7,261,034          7,272,724
  Xerox Corp., Term Loan, 6.22%, 9/30/08 ................................      United States         15,500,000         15,646,320
                                                                                                                     -------------
                                                                                                                        22,919,044
                                                                                                                     -------------
  INSURANCE BROKERS/SERVICES 0.2%
  Alliant Resources Group Inc., First Lien Term Loan, 7.22%, 11/30/11 ...      United States          2,700,000          2,732,062
  HMSC Holdings Corp. (Swett & Crawford), First Lien Term Loan, 7.35%,
    11/11/11 ............................................................      United States          2,300,000          2,321,114
                                                                                                                     -------------
                                                                                                                         5,053,176
                                                                                                                     -------------
  INVESTMENT BANKS/BROKERS 0.9%
  Ameritrade Holding Corp., Term Loan B, 6.04%, 1/13/13 .................      United States         16,200,000         16,303,275
  LPL Holdings Inc., Term Loan B, 7.769 - 8.13%, 6/28/13 ................      United States          3,250,000          3,239,168
                                                                                                                     -------------
                                                                                                                        19,542,443
                                                                                                                     -------------
  LIFE/HEALTH INSURANCE 0.4%
  Conseco Inc., Term Loan, 6.47%, 6/22/10 ...............................      United States          8,853,153          8,930,619
                                                                                                                     -------------
  MAJOR TELECOMMUNICATIONS 1.9%
  Alaska Communications Systems Holdings Inc.,
     Incremental Term Loan, 6.527%, 2/01/12 .............................      United States          1,728,567          1,748,229
     Term Loan, 6.527%, 2/01/12 .........................................      United States          8,357,133          8,452,196
  Cincinnati Bell Inc., Term Loan, 5.89 - 6.06%, 8/31/12 ................      United States          3,990,000          4,023,041
  Consolidated Communications Inc., Term Loan D, 6.118 - 6.28%,
    10/14/11 ............................................................      United States          4,214,286          4,260,769
  Hawaiian Telecom Communications Inc., Term Loan B, 6.78%,
    10/31/12 ............................................................      United States          7,345,000          7,416,158
  Qwest Corp., Term Loan A, 9.22%, 6/30/07 ..............................      United States          1,600,000          1,638,848
  Wind Telecomunicazioni SpA,
     Term Loan B, 7.24%, 9/30/13 ........................................          Italy              5,850,000          5,850,819
     Term Loan C, 7.24%, 9/30/14 ........................................          Italy              5,850,000          5,836,370
f Winstar Communications, Inc., DIP, 2/20/49 ............................      United States          2,837,584          3,121,342
                                                                                                                     -------------
                                                                                                                        42,347,772
                                                                                                                     -------------
  MARINE SHIPPING 0.2%
  Horizon Lines LLC, Term Loan C, 6.78%, 7/07/11 ........................      United States          4,235,500          4,291,972
  US Shipping Partners LP, Term Loan, 6.20%, 4/25/09 ....................      United States          1,227,905          1,240,160
                                                                                                                     -------------
                                                                                                                         5,532,132
                                                                                                                     -------------
  MEDIA CONGLOMERATES 0.5%
  Liberty Group Operating Inc., Term Loan B, 6.688%, 2/28/12 ............      United States          6,860,656          6,927,548
  Quebecor Media Inc., Term Loan B, 6.602%, 1/17/13 .....................         Canada              4,200,000          4,262,126
                                                                                                                     -------------
                                                                                                                        11,189,674
                                                                                                                     -------------

24 | Quarterly Statements of Investments

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FLOATING RATE DAILY ACCESS FUND                                         COUNTRY       PRINCIPAL AMOUNT c        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
a SENIOR FLOATING RATE INTERESTS (CONT.)
  MEDICAL DISTRIBUTORS 0.4%
  VWR International Inc., Term Loan B, 7.12%, 4/07/11 .....................      United States      $   9,611,000      $   9,764,181
                                                                                                                       -------------
  MEDICAL/NURSING SERVICES 2.0%
  Alliance Imaging Inc., Term Loan C1, 6.938 - 7.188%, 12/29/11 ...........      United States          1,940,025          1,945,118
b AmeriPath Inc., Term Loan B, 8.50%, 10/31/12 ............................      United States          1,500,000          1,519,219
  AMR Holdco/Emcare Holdco, Term Loan B, 6.56 - 6.78%, 2/10/12 ............      United States          4,787,679          4,847,525
  DaVita Inc., Term Loan B, 6.54 - 6.94%, 10/05/12 ........................      United States         22,617,824         22,967,382
  Radiation Therapy Services Inc., Term Loan B, 6.527 - 8.00%,
    12/15/12 ..............................................................      United States          2,300,000          2,315,812
  Renal Advantage Inc., Term Loan B, 6.97%, 10/06/12 ......................      United States          2,094,750          2,118,798
  Team Finance LLC, Term Loan B, 6.88%, 11/23/12 ..........................      United States          3,500,000          3,514,455
  US Oncology Inc., Term Loan B, 6.688 - 6.934%, 8/20/11 ..................      United States          5,865,460          5,926,578
                                                                                                                       -------------
                                                                                                                          45,154,887
                                                                                                                       -------------
  MISCELLANEOUS COMMERCIAL SERVICES 3.0%
  Acosta Inc., Term Loan B, 6.67 - 6.83%, 12/06/12 ........................      United States          5,600,000          5,663,000
  Buhrmann U.S. Inc., Term Loan D-1, 6.16 - 6.238%, 12/23/10 ..............      United States         11,077,154         11,132,540
  CCC Information Services Group Inc., Term Loan B, 7.308%, 8/20/10 .......      United States          5,675,314          5,675,030
e Coinmach Corp., Term Loan B-1, 7.00 - 7.063%, 12/19/12 ..................      United States          1,250,877          1,270,682
  Global Imaging Systems Inc., Term Loan B, 5.83 - 6.03%, 5/10/10 .........      United States          8,859,518          8,925,964
  IPC Acquisition Corp., Term Loan B, 7.197 - 7.31%, 12/31/10 .............      United States          1,447,863          1,465,056
  JohnsonDiversey Inc., Term Loan B, 6.87%, 12/09/11 ......................      United States         10,869,711         10,981,126
  Language Lines Inc., Term Loan B, 8.88%, 6/11/11 ........................      United States          4,681,421          4,739,986
  LVI Services Inc., Term Loan B, 7.13 - 7.34%, 11/16/11 ..................      United States          2,300,000          2,323,000
b Open Solutions Inc., Term Loan B, 9.00%, 6/15/12 ........................      United States          5,300,000          5,353,000
  Workflow Mgmt Inc., Term Loan B, 8.66%, 11/30/11 ........................      United States          5,600,000          5,614,000
  Worldspan LP, Term Loan B, 7.00 - 7.438%, 2/11/10 .......................      United States          6,011,140          5,934,126
                                                                                                                       -------------
                                                                                                                          69,077,510
                                                                                                                       -------------
  MISCELLANEOUS MANUFACTURING 0.1%
  Revere Industries LLC, Term Loan B, 7.57%, 12/14/10 .....................      United States          2,000,000          2,017,500
                                                                                                                       -------------
  MOVIES/ENTERTAINMENT 5.5%
  24 Hour Fitness Inc., Term Loan B, 7.54 - 7.70%, 5/26/12 ................      United States          4,000,000          4,056,668
  AMC Entertainment Inc., Term Loan, 8.625%, 1/26/13 ......................      United States          4,900,000          4,949,510
  Cinemark USA Inc., Term Loan, 6.30 - 6.53%, 3/31/11 .....................      United States          3,809,647          3,859,934
  Cinram International Inc., Term Loan D, 6.66%, 9/30/09 ..................         Canada              6,438,389          6,510,151
b Hallmark Entertainment LLC, Term Loan B, 9.00%, 12/31/11 ................      United States          4,100,000          4,146,125
  Houston Ltd. Partners NFL Holdings LP, Term Loan B, 5.563 - 5.75%,
    1/05/10 ...............................................................      United States          3,000,000          2,999,910
  Metro-Goldwyn-Mayer Inc., Term Loan B, 6.78%, 4/08/12 ...................      United States         26,800,000         27,107,583
  Minnesota Hockey Ventures Group LP (Holding Co.), Term Loan, 9.21%,
    12/29/08 ..............................................................      United States          1,250,000          1,256,250
  Minnesota Wild Hockey Club LP (Operating Co.), Term Loan, 7.28%,
    12/29/08 ..............................................................      United States            972,222            978,299
  Rainbow National Services LLC, Term Loan B, 7.188%, 3/31/12 .............      United States         14,986,750         15,177,202
  Regal Cinemas Inc., Term Loan B, 6.527%, 11/10/10 .......................      United States         19,923,094         20,174,623


                                        Quarterly Statements of Investments | 25

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FLOATING RATE DAILY ACCESS FUND                                         COUNTRY       PRINCIPAL AMOUNT c        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
a SENIOR FLOATING RATE INTERESTS (CONT.)
  MOVIES/ENTERTAINMENT (CONT.)
  SFX Entertainment Inc. (Clear Channel), Term Loan B, 6.76%, 6/21/13 .....      United States      $   6,440,000      $   6,450,066
  WMG Acquisition Corp. (Warner Music), Term Loan B, 6.371 - 6.614%,
    2/28/11 ...............................................................      United States         26,612,158         26,896,988
                                                                                                                       -------------
                                                                                                                         124,563,309
                                                                                                                       -------------
  OIL & GAS PIPELINES 1.3%
  Cheniere LNG Holdings LLC, Term Loan, 6.95%, 8/30/12 ....................      United States          3,192,000          3,222,924
  El Paso Corp.,
      L/C Term Loan, 4.29%, 11/23/09 ......................................      United States          3,187,500          3,204,767
      Term Loan B, 7.313%, 11/23/09 .......................................      United States          5,206,250          5,247,827
  Epco Holdings Inc., Term Loan B, 6.603 - 6.852%, 8/18/10 ................      United States          1,683,000          1,707,851
  MGG Holdings (Magellan Midstream), Term Loan B, 6.50%, 12/16/10 .........      United States          7,760,243          7,826,903
  Targa Resources Inc.,
      Synthetic L/C, 6.777%, 10/31/12 .....................................      United States          1,548,387          1,565,807
      Term Loan, 6.656 - 6.918%, 10/31/12 .................................      United States          6,435,484          6,507,883
                                                                                                                       -------------
                                                                                                                          29,283,962
                                                                                                                       -------------
  OIL & GAS PRODUCTION 0.3%
  Williams Production RMT Co., Term Loan C, 6.72%, 5/30/08 ................      United States          5,850,600          5,850,600
                                                                                                                       -------------
  OIL REFINING/MARKETING 1.3%
  Calumet Lubricants Co. LP,
      L/C Term Loan, 4.33%, 12/09/12 ......................................      United States            777,778            787,014
      Term Loan, 7.99%, 12/09/12 ..........................................      United States          2,722,222          2,754,548
  Citgo Petroleum Corp., Term Loan B, 5.915%, 11/15/12 ....................      United States          8,000,000          8,085,000
  Lyondell-Citgo Refining LP, Term Loan, 6.527%, 5/21/07 ..................      United States          5,910,000          5,958,757
  SemCams Holding Co. (SemGroup), Canadian Term Loan, 6.777%,
    3/16/11 ...............................................................         Canada                587,865            595,214
  SemGroup LP, U.S. Term Loan, 6.741 - 6.777%, 3/16/11 ....................      United States            840,647            851,155
  Tesoro Petroleum Corp., L/C Term Loan, 4.47%, 6/30/07 ...................      United States          4,500,000          4,506,840
  Universal Compression Inc., Term Loan B, 6.03%, 2/15/12 .................      United States          5,066,760          5,126,928
                                                                                                                       -------------
                                                                                                                          28,665,456
                                                                                                                       -------------
  OILFIELD SERVICES/EQUIPMENT 0.3%
  Complete Production Services Inc., Term Loan B, 7.28%, 9/12/12 ..........      United States          2,094,750          2,120,281
  Petroleum Geo-Services ASA and PGS Finance Inc., Term Loan, 7.00%,
    12/14/12 ..............................................................      United States          5,700,000          5,776,596
                                                                                                                       -------------
                                                                                                                           7,896,877
                                                                                                                       -------------
  OTHER CONSUMER SERVICES 0.8%
  Alderwoods Group Inc., Term Loan B2, 6.058 - 6.73%, 9/17/09 .............      United States          1,617,923          1,637,451
  Hertz Corp.,
      Credit Link, 4.50%, 12/21/12 ........................................      United States          1,200,000          1,218,409
      Term Loan B, 6.65%, 12/21/12 ........................................      United States          8,193,600          8,319,298
  Protection One Inc., Term Loan B, 7.38 - 7.56%, 4/18/11 .................      United States          1,589,990          1,606,884
  VICAR Operating Inc. (Veterinary Centers), Term Loan B, 6.125%,
    5/16/11 ...............................................................      United States          3,446,550          3,479,499


26 | Quarterly Statements of Investments

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FLOATING RATE DAILY ACCESS FUND                                         COUNTRY       PRINCIPAL AMOUNT c        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
a SENIOR FLOATING RATE INTERESTS (CONT.)
  OTHER CONSUMER SERVICES (CONT.)
  Weight Watchers,
      Additional Term Loan B, 6.102%, 3/31/10 .............................      United States      $   1,975,000      $   1,989,931
      Term Loan B, 6.25%, 3/31/10 .........................................      United States            980,000            988,438
                                                                                                                       -------------
                                                                                                                          19,239,910
                                                                                                                       -------------
  OTHER CONSUMER SPECIALTIES 2.1%
  Alliance Laundry Systems LLC, Term Loan B, 6.73%, 1/27/12 ...............      United States          4,016,023          4,062,729
  Department 56 Retail Inc., Term Loan B, 8.06%, 9/01/11 ..................      United States            637,500            636,869
  Solo Cup Co., Term Loan B, 6.98 - 7.027%, 2/27/11 .......................      United States         18,674,624         18,865,255
  Tupperware Corp., Term Loan B, 5.98%, 12/05/12 ..........................      United States         17,976,129         18,006,095
  Visant Holding Corp. (Jostens), Term Loan C, 6.777%, 10/01/11 ...........      United States          6,781,786          6,880,685
                                                                                                                       -------------
                                                                                                                          48,451,633
                                                                                                                       -------------
  PACKAGED SOFTWARE 1.2%
  SSA Global Technologies Inc., Term Loan B, 6.52%, 9/22/11 ...............      United States          3,482,500          3,513,007
  Sungard Data Systems Inc., Term Loan, 6.81%, 2/11/13 ....................      United States         23,887,960         24,171,629
                                                                                                                       -------------
                                                                                                                          27,684,636
                                                                                                                       -------------
  PERSONNEL SERVICES 0.4%
  Allied Security Holdings LLC, Term Loan B, 8.28%, 6/30/10 ...............      United States          2,024,524          2,045,579
  U.S. Investigations Services Inc.,
      Term Loan B, 7.00%, 10/14/12 ........................................      United States          4,279,529          4,308,951
      Term Loan C, 7.04%, 10/14/12 ........................................      United States          2,200,000          2,215,125
                                                                                                                       -------------
                                                                                                                           8,569,655
                                                                                                                       -------------
  PRECIOUS METALS 0.1%
  Longyear Holdings Inc. (Boart), First Lien Term Loan, 7.39%, 7/28/12 ....      United States          2,434,384          2,469,378
  Longyear Holdings Inc. (0723662 B.C. Ltd.), First Lien Term Loan,
    7.39%, 7/28/12 ........................................................         Canada                351,633            356,688
                                                                                                                       -------------
                                                                                                                           2,826,066
                                                                                                                       -------------
  PUBLISHING: BOOKS/MAGAZINES 2.0%
  Dex Media East LLC, Term Loan B, 6.05 - 6.36%, 5/08/09 ..................      United States          4,866,595          4,913,879
  Dex Media West LLC, Term Loan B, 6.08 - 6.38%, 3/09/10 ..................      United States         11,235,257         11,352,294
  Dex Media West LLC, Term Loan B1, 6.05 - 6.07%, 3/09/10 .................      United States          2,250,000          2,264,531
  F&W Publications Inc., Term Loan, 7.05%, 8/05/12 ........................      United States          2,636,797          2,608,233
  Primedia Inc., Term Loan B, 6.648%, 9/30/13 .............................      United States          1,432,584          1,418,796
  R.H. Donnelley Inc.,
      Term Loan A3, 6.22 - 6.28%, 12/31/09 ................................      United States          1,379,064          1,385,646
      Term Loan D, 6.20 - 6.31%, 6/30/11 ..................................      United States         19,666,356         19,838,436
      Term Loan D-1, 5.95 - 6.00%, 6/30/11 ................................      United States          1,750,000          1,759,571
                                                                                                                       -------------
                                                                                                                          45,541,386
                                                                                                                       -------------
  PUBLISHING: NEWSPAPERS 0.2%
  FSC Acquisition LLC (Hanley Wood), Term Loan, 6.33 - 6.69%,
    8/01/12 ...............................................................      United States          2,662,003          2,676,423
  MediaNews Group Inc., Term Loan C, 5.81%, 12/30/10 ......................      United States          1,826,820          1,829,414
                                                                                                                       -------------
                                                                                                                           4,505,837
                                                                                                                       -------------


                                        Quarterly Statements of Investments | 27

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FLOATING RATE DAILY ACCESS FUND                                         COUNTRY       PRINCIPAL AMOUNT c        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
a SENIOR FLOATING RATE INTERESTS (CONT.)
  PULP & PAPER 1.2%
  Boise Cascade LLC, Term Loan D, 6.281 - 6.344%, 10/28/11 ................      United States      $   5,282,050      $   5,358,640
  NewPage Corp., Term Loan, 7.563%, 5/02/11 ...............................      United States          7,960,000          8,059,500
  Smurfit-Stone Container Canada Inc.,
      Term Loan C, 6.688 - 6.75%, 11/01/11 ................................         Canada              2,763,780          2,794,181
      Term Loan C-1, 6.813%, 11/01/11 .....................................         Canada                853,911            853,911
  Smurfit-Stone Container Enterprises,
      L/C Term Loan, 4.49%, 11/01/10 ......................................      United States          1,135,290          1,147,566
      Term Loan B, 6.688 - 6.75%, 11/01/11 ................................      United States          8,146,884          8,236,500
                                                                                                                       -------------
                                                                                                                          26,450,298
                                                                                                                       -------------
  RAILROADS 0.2%
  Helm Financial Corp., Term Loan B, 6.80%, 7/08/11 .......................      United States          2,116,437          2,152,592
  Kansas City Southern Railway Co., Term Loan B1, 5.75 - 6.06%,
    3/31/08 ...............................................................      United States            876,983            882,191
  RailAmerica Transportation Corp.,
      Canadian Term Loan, 6.688%, 9/29/11 .................................         Canada                208,697            212,002
      U.S. Term Loan, 6.688%, 9/29/11 .....................................      United States          1,765,468          1,793,420
                                                                                                                       -------------
                                                                                                                           5,040,205
                                                                                                                       -------------
  REAL ESTATE DEVELOPMENT 2.5%
  EH/Transeastern LLC (Technical Olympic USA), Term Loan B, 7.188%,
    7/29/08 ...............................................................      United States          4,300,000          4,337,625
  General Growth Properties Inc., Term Loan B, 6.57%, 11/12/08 ............      United States          8,926,250          8,952,842
  Kyle Acquisition Group,
      Term Loan B, 6.50%, 7/08/10 .........................................      United States          1,287,448          1,296,299
      Term Loan C, 6.50%, 7/20/10 .........................................      United States          1,412,552          1,422,264
  LandSource Communities Development LLC, Term Loan B, 7.00%,
    4/27/10 ...............................................................      United States          9,000,000          9,069,030
  Macerich Co., Term Loan B, 5.938%, 4/25/10 ..............................      United States          7,200,000          7,252,502
  Maguire Properties Inc., Term Loan B, 6.169%, 3/15/10 ...................      United States          5,475,000          5,507,850
  Pivotal Promontory LLC, Term Loan, 7.318%, 8/31/10 ......................      United States          3,391,500          3,414,664
  Rhodes Co., First Lien Term Loan, 7.75%, 11/21/10 .......................      United States          4,875,000          4,917,656
  Spanish Peaks Holdings LLC,
      Synthetic Loan, 4.427%, 8/10/11 .....................................      United States            840,000            843,746
      Term Loan, 6.72 - 7.23%, 8/10/11 ....................................      United States          1,903,042          1,911,530
b SunCal Master I LLC, Term Loan B, 9.75%, 1/18/10 ........................      United States          5,000,000          5,012,500
  Yellowstone Club, Term Loan, 6.943%, 9/30/10 ............................      United States          3,727,040          3,748,780
                                                                                                                       -------------
                                                                                                                          57,687,288
                                                                                                                       -------------
  REAL ESTATE INVESTMENT TRUSTS 1.4%
  Capital Automotive REIT, Term Loan B, 6.31%, 12/10/10 ...................      United States         22,577,000         22,670,130
  Lion Gables Realty LP, Term Loan B, 6.15 - 6.17%, 9/30/06 ...............      United States          4,022,763          4,048,742
  Newkirk Master LP, Term Loan B, 6.135%, 8/11/08 .........................      United States          6,073,333          6,126,475
                                                                                                                       -------------
                                                                                                                          32,845,347
                                                                                                                       -------------
  RECREATIONAL PRODUCTS 0.4%
  PlayPower Inc., Term Loan, 7.53%, 2/07/10 ...............................      United States          1,600,000          1,617,072
  Pure Fishing Inc., Term Loan B, 7.53 - 7.70%, 9/30/10 ...................      United States          3,917,576          3,922,277


28 | Quarterly Statements of Investments

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FLOATING RATE DAILY ACCESS FUND                                         COUNTRY       PRINCIPAL AMOUNT c        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
a SENIOR FLOATING RATE INTERESTS (CONT.)
  RECREATIONAL PRODUCTS (CONT.)
  True Temper Sports Inc., Term Loan, 7.45 - 9.50%, 3/15/11 ...............      United States      $   3,522,310      $   3,507,411
                                                                                                                       -------------
                                                                                                                           9,046,760
                                                                                                                       -------------
  RESTAURANTS 0.7%
  Arby's Restaurant Holdings LLC, Term Loan B, 6.656 - 6.918%,
    7/25/12 ...............................................................      United States          7,810,750          7,870,026
  Burger King Corp., Term Loan B, 6.313%, 6/30/12 .........................      United States          1,994,987          2,018,678
  CKE Restaurants Inc., Term Loan, 6.50%, 5/01/10 .........................      United States          1,288,027          1,302,517
  Dominos Inc., Term Loan, 6.063%, 6/25/10 ................................      United States          2,594,094          2,617,311
  Jack In The Box Inc., Term Loan B, 5.56 - 6.17%, 1/08/11 ................      United States          2,922,545          2,953,596
                                                                                                                       -------------
                                                                                                                          16,762,128
                                                                                                                       -------------
  SEMICONDUCTORS 0.4%
  Avago Technologies Finance, Term Loan B, 6.851%, 12/03/12 ...............       Luxembourg            2,200,000          2,207,907
  Fairchild Semiconductor Corp., Term Loan B-3, 6.313%, 12/31/10 ..........      United States          6,051,715          6,107,088
                                                                                                                       -------------
                                                                                                                           8,314,995
                                                                                                                       -------------
  SERVICES TO THE HEALTH INDUSTRY 0.6%
  Accellent Inc., Term Loan B, 6.394%, 11/22/12 ...........................      United States          2,000,000          2,017,500
  Matria Healthcare Inc.,
      Term Loan B, 8.75%, 1/19/12 .........................................      United States          3,193,590          3,193,590
      Term Loan C, 8.75%, 1/19/07 .........................................      United States          1,506,410          1,506,410
  Per-Se Technologies Inc., Term Loan B, 6.71%, 12/14/12 ..................      United States          6,100,000          6,168,625
                                                                                                                       -------------
                                                                                                                          12,886,125
                                                                                                                       -------------
  SPECIALTY STORES 0.5%
  Pantry Inc., Term Loan, 6.14%, 1/02/12 ..................................      United States          3,448,729          3,490,763
  The Pep Boys - Manny, Moe & Jack, Term Loan, 9.50%, 1/27/11 .............      United States          1,000,000          1,015,000
  Travelcenters of America Inc., Term Loan, 6.16 -6.44%, 12/01/11 .........      United States          7,000,000          7,081,375
                                                                                                                       -------------
                                                                                                                          11,587,138
                                                                                                                       -------------
  SPECIALTY TELECOMMUNICATIONS 2.6%
  D&E Communications Inc., Term Loan B, 6.39 - 8.350%, 12/31/11 ...........      United States          3,968,253          4,007,935
  Fairpoint Communications Inc.,
    e Revolver, 6.563 - 8.50%, 2/08/11 ....................................      United States          1,059,250          1,038,468
      Term Loan B, 6.313%, 2/08/12 ........................................      United States         10,200,000         10,235,700
  Iowa Telecommunications Services Inc., Term Loan B, 6.28 - 6.40%,
    11/23/11 ..............................................................      United States         12,750,000         12,901,406
  Madison River Capital LLC, Term Loan B-1, 6.80%, 7/31/12 ................      United States          4,400,000          4,445,377
  NTELOS Inc., Term Loan B, 7.07%, 8/20/12 ................................      United States         10,593,000         10,704,227
  Time Warner Telecom Holding Inc., Term Loan B, 6.92 - 7.11%,
    11/30/12 ..............................................................      United States          2,100,000          2,135,874
  Valor Telecommunications Enterprises LLC, Term Loan, 5.811 - 6.318%,
    2/24/12 ...............................................................      United States         13,950,000         13,961,300
                                                                                                                       -------------
                                                                                                                          59,430,287
                                                                                                                       -------------
  TOBACCO 0.2%
  Commonwealth Brands Inc., Term Loan B, 7.00%, 12/22/12 ..................      United States          5,577,164          5,644,090
                                                                                                                       -------------


                                        Quarterly Statements of Investments | 29

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FLOATING RATE DAILY ACCESS FUND                                   COUNTRY       PRINCIPAL AMOUNT c        VALUE
------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
a SENIOR FLOATING RATE INTERESTS (CONT.)
  TRUCKING 0.1%
  Transport Industries LP, Term Loan B, 6.938%, 9/30/11 .............      United States      $   1,925,531      $     1,941,176
                                                                                                                 ---------------
  WHOLESALE DISTRIBUTORS 0.3%
  Interline Brands,
      Term Loan B, 6.777%, 12/31/10 .................................      United States          2,970,000            2,998,037
      Term Loan B2, 6.239%, 12/31/10 ................................      United States          1,100,580            1,111,586
  Nebraska Book Co., Term Loan C, 6.70%, 3/04/11 ....................      United States          1,965,000            1,969,755
                                                                                                                 ---------------
                                                                                                                       6,079,378
                                                                                                                 ---------------
  WIRELESS COMMUNICATIONS 0.8%
  AAT Communications Corp., First Lien Term Loan, 6.16%, 7/27/12 ....      United States          8,000,000            8,075,000
  Nextel Partners Inc., Term Loan D, 5.91%, 5/31/12 .................      United States         10,282,258           10,281,230
                                                                                                                 ---------------
                                                                                                                      18,356,230
                                                                                                                 ---------------
  TOTAL SENIOR FLOATING RATE INTERESTS (COST $2,112,445,418) ........                                              2,126,460,456
                                                                                                                 ---------------
                                                                                              ---------------
                                                                                              SHARES/WARRANTS
                                                                                              ---------------
  COMMON STOCKS AND WARRANTS 0.1%
  COMMERCIAL PRINTING/FORMS 0.0% g
h Vertis Holdings Inc., wts., 6/30/11 ,,.............................      United States             39,812                   --
                                                                                                                 ---------------
  STEEL 0.1%
h Copperweld Holding Co., Escrow ....................................      United States              1,741              967,456
                                                                                                                 ---------------
  WIRELESS COMMUNICATIONS 0.0% g
h First Avenue Networks Inc. ........................................      United States             56,073              445,220
                                                                                                                 ---------------
  TOTAL COMMON STOCKS AND WARRANTS (COST $967,457) ..................                                                  1,412,676
                                                                                                                 ---------------
  TOTAL LONG TERM INVESTMENTS (COST $2,120,412,875) .................                                              2,135,170,632
                                                                                                                 ---------------
  SHORT TERM INVESTMENT (COST $179,982,652) 7.9%
  MONEY FUND 7.9%
i Franklin Institutional Fiduciary Trust Money Market Portfolio .....      United States        179,982,652          179,982,652
                                                                                                                 ---------------
  TOTAL INVESTMENTS (COST $2,300,395,527) 101.5% ....................                                              2,315,153,284
  OTHER ASSETS, LESS LIABILITIES (1.5)% .............................                                                (33,606,703)
                                                                                                                 ---------------
  NET ASSETS 100.0% .................................................                                            $ 2,281,546,581
                                                                                                                 ===============

See Selected Portfolio Abbreviations on page 55.

a     The coupon rate shown represents the rate at period end.

b     Security purchased on a delayed delivery basis.

c     The principal amount is stated in U.S. dollars unless otherwise indicated.

d     See Note 6 regarding other considerations.

e     See Note 5 regarding unfunded loan commitments.

f     Defaulted security.

g     Rounds to less than 0.05% of net assets.

h     Non-income producing.

i The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.


30 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Investors Securities Trust

STATEMENT OF INVESTMENTS, JANUARY 31, 2006 (UNAUDITED)

-------------------------------------------------------------------------------------------------------
  FRANKLIN LIMITED MATURITY U.S. GOVERNMENT SECURITIES FUND              PRINCIPAL AMOUNT      VALUE
-------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 99.4%
  MORTGAGE-BACKED SECURITIES 51.4%
a FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE 0.7%
  FHLMC, 4.353%, 12/01/34 ............................................      $1,764,853      $ 1,726,903
  FHLMC, 4.438%, 9/01/33 .............................................         288,692          282,365
                                                                                            -----------
                                                                                              2,009,268
                                                                                            -----------
  FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 7.9%
  FHLMC Gold 15 Year, 4.50%, 1/01/19 .................................       3,273,505        3,185,838
  FHLMC Gold 15 Year, 4.50%, 2/01/19 .................................       3,401,802        3,310,130
  FHLMC Gold 15 Year, 5.00%, 10/01/17 - 9/01/18 ......................       1,757,941        1,740,561
  FHLMC Gold 15 Year, 5.50%, 9/01/18 .................................       5,506,179        5,541,128
  FHLMC Gold 15 Year, 7.00%, 3/01/07 - 9/01/13 .......................         592,861          612,126
  FHLMC Gold 30 Year, 6.00%, 11/01/32 - 4/01/33 ......................       3,206,842        3,244,236
  FHLMC Gold 30 Year, 8.50%, 12/01/22 - 7/01/31 ......................       3,336,264        3,609,541
  FHLMC Gold 30 Year, 9.50%, 3/01/21 .................................         180,541          191,889
                                                                                            -----------
                                                                                             21,435,449
                                                                                            -----------
a FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE 26.4%
  FNMA, 3.256%, 5/01/34 ..............................................       4,915,453        4,837,546
  FNMA, 3.451%, 3/01/34 ..............................................         510,669          506,779
  FNMA, 3.501%, 4/01/34 ..............................................       1,208,785        1,166,167
  FNMA, 3.674%, 4/01/35 ..............................................         749,710          745,759
  FNMA, 3.895%, 3/01/33 ..............................................         397,034          377,954
  FNMA, 3.953%, 1/01/35 ..............................................         739,288          732,998
  FNMA, 4.052%, 12/01/34 .............................................       5,230,327        5,179,416
  FNMA, 4.054%, 8/01/34 ..............................................       5,905,202        5,856,475
  FNMA, 4.186%, 6/01/33 ..............................................         892,118          882,191
  FNMA, 4.197%, 11/01/34 .............................................       2,069,152        2,073,644
  FNMA, 4.217%, 6/01/34 ..............................................       2,928,389        2,874,843
  FNMA, 4.233%, 12/01/33 .............................................         675,907          668,089
  FNMA, 4.263%, 4/01/33 ..............................................       1,411,795        1,398,682
  FNMA, 4.272%, 4/01/33 ..............................................       4,335,404        4,295,119
  FNMA, 4.324%, 9/01/34 ..............................................       1,087,000        1,092,275
  FNMA, 4.334%, 1/01/33 ..............................................         860,296          856,883
  FNMA, 4.342%, 9/01/33 ..............................................       6,039,778        5,830,804
  FNMA, 4.36%, 2/01/34 ...............................................       4,464,159        4,418,793
  FNMA, 4.394%, 2/01/35 ..............................................       6,843,822        6,779,531
  FNMA, 4.49%, 8/01/34 ...............................................       5,540,060        5,476,644
  FNMA, 4.50%, 12/01/32 ..............................................         192,895          192,811
  FNMA, 4.622%, 7/01/34 ..............................................       4,414,463        4,366,687
  FNMA, 4.65%, 1/01/33 ...............................................          80,852           80,774
  FNMA, 4.829%, 3/01/33 ..............................................       4,524,181        4,489,444
  FNMA, 4.84%, 9/01/32 ...............................................         103,853          104,285
  FNMA, 4.854%, 10/01/33 .............................................         671,369          669,117
  FNMA, 4.912%, 11/01/32 .............................................       6,031,716        6,014,649
                                                                                            -----------
                                                                                             71,968,359
                                                                                            -----------


                                        Quarterly Statements of Investments | 31

Franklin Investors Securities Trust

--------------------------------------------------------------------------------------------------
FRANKLIN LIMITED MATURITY U.S. GOVERNMENT SECURITIES FUND          PRINCIPAL AMOUNT      VALUE
--------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
MORTGAGE-BACKED SECURITIES (CONT.)
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 12.5%
FNMA 7 Year Balloon, 6.50%, 10/01/06 ..........................      $      2,852      $     2,849
FNMA 15 Year, 4.50%, 12/01/18 - 2/01/19 .......................           945,942          921,123
FNMA 15 Year, 5.00%, 2/01/18 - 5/01/18 ........................         9,224,099        9,131,604
FNMA 15 Year, 5.50%, 3/01/16 - 11/01/17 .......................        11,757,587       11,843,846
FNMA 15 Year, 6.00%, 4/01/16 - 5/01/17 ........................         4,960,351        5,071,975
FNMA 15 Year, 6.50%, 12/01/08 - 10/01/16 ......................         1,811,467        1,855,353
FNMA 15 Year, 7.00%, 7/01/12 - 7/01/14 ........................           840,890          868,229
FNMA 15 Year, 7.50%, 12/01/14 - 1/01/15 .......................           331,267          347,783
FNMA 30 Year, 5.00%, 7/01/33 ..................................           660,317          640,575
FNMA 30 Year, 5.50%, 5/01/33 ..................................         2,239,050        2,220,565
FNMA 30 Year, 9.00%, 1/01/17 - 12/01/20 .......................           541,948          577,546
FNMA 30 Year, 9.50%, 7/01/16 - 6/01/22 ........................           567,303          621,953
                                                                                       -----------
                                                                                        34,103,401
                                                                                       -----------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE 3.9%
GNMA I SF 15 Year, 6.50%, 10/15/13 - 7/15/14 ..................         1,244,030        1,283,508
GNMA I SF 15 Year, 7.50%, 10/15/14 - 12/15/14 .................           348,826          367,651
GNMA I SF 30 Year, 5.50%, 4/15/33 - 5/15/33 ...................         1,317,629        1,325,651
GNMA I SF 30 Year, 6.00%, 3/15/33 .............................           350,449          359,783
GNMA I SF 30 Year, 7.50%, 3/15/06 - 1/15/17 ...................         1,048,190        1,070,658
GNMA I SF 30 Year, 8.00%, 11/15/16 - 1/15/17 ..................           207,973          222,323
GNMA I SF 30 Year, 8.50%, 2/15/06 - 1/15/17 ...................           212,481          223,942
GNMA I SF 30 Year, 9.00%, 6/15/16 - 9/15/17 ...................           795,667          861,135
GNMA II SF 30 Year, 5.00%, 9/20/33 ............................         3,548,965        3,483,921
GNMA II SF 30 Year, 7.50%, 10/20/29 - 10/20/31 ................         1,127,220        1,178,300
GNMA II SF 30 Year, 9.00%, 6/20/16 - 11/20/16 .................           138,961          149,805
GNMA II SF 30 Year, 9.50%, 6/20/16 ............................            81,522           88,788
                                                                                       -----------
                                                                                        10,615,465
                                                                                       -----------
TOTAL MORTGAGE-BACKED SECURITIES (COST $141,751,411) ..........                        140,131,942
                                                                                       -----------
U.S. GOVERNMENT AND AGENCY SECURITIES 48.0%
FHLB, 4.625%, 11/21/08 ........................................        12,000,000       11,956,800
FHLMC, 2.875%, 5/15/07 ........................................         8,000,000        7,807,656
FNMA,
   3.00%, 8/15/07 .............................................        11,000,000       10,710,843
   3.125%, 12/15/07 ...........................................         9,000,000        8,739,378
   4.25%, 9/15/07 .............................................         1,000,000          991,729
   4.25%, 5/15/09 .............................................         7,000,000        6,891,626
   4.25%, 8/15/10 .............................................         6,500,000        6,361,907
   5.375%, 11/15/11 ...........................................         1,300,000        1,336,200
   7.25%, 1/15/10 .............................................         3,000,000        3,260,067


32 | Quarterly Statements of Investments

Franklin Investors Securities Trust

-----------------------------------------------------------------------------------------------------
FRANKLIN LIMITED MATURITY U.S. GOVERNMENT SECURITIES FUND            PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  U.S. GOVERNMENT AND AGENCY SECURITIES (CONT.)
  U.S. Treasury Note,
      3.00%, 2/15/08 ............................................      $ 16,500,000      $ 16,020,477
      3.125%, 4/15/09 ...........................................        21,000,000        20,153,448
      3.375%, 11/15/08 ..........................................        20,500,000        19,905,828
      3.375%, 9/15/09 ...........................................         5,000,000         4,815,630
      4.00%, 3/15/10 ............................................         5,500,000         5,396,661
      4.00%, 4/15/10 ............................................         1,000,000           980,821
      6.50%, 2/15/10 ............................................         5,000,000         5,363,675
                                                                                         ------------
  TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $133,804,323)                         130,692,746
                                                                                         ------------
  TOTAL LONG TERM INVESTMENTS (COST $275,555,734) ...............                         270,824,688
                                                                                         ------------
                                                                            ------
                                                                            SHARES
                                                                            ------
  SHORT TERM INVESTMENT (COST $1,343,259) 0.5%
  MONEY FUND 0.5%
b Franklin Institutional Fiduciary Trust Money Market Portfolio .         1,343,259         1,343,259
                                                                                         ------------
  TOTAL INVESTMENTS (COST $276,898,993) 99.9% ...................                         272,167,947
  OTHER ASSETS, LESS LIABILITIES 0.1% ...........................                             242,586
                                                                                         ------------
  NET ASSETS 100.0% .............................................                        $272,410,533
                                                                                         ============

See Selected Portfolio Abbreviations on page 55.

a     The coupon rate shown represents the rate at period end.

b The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 33

Franklin Investors Securities Trust

STATEMENT OF INVESTMENTS, JANUARY 31, 2006 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN LOW DURATION TOTAL RETURN FUND                                          COUNTRY      PRINCIPAL AMOUNT b      VALUE
---------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 94.1%
  BONDS 13.3%
  COMMUNICATIONS 0.9%
a AT&T Inc., FRN, 4.542%, 11/14/08 ..........................................    United States         100,000      $     100,251
                                                                                                                    -------------
  CONSUMER DURABLES 2.4%
  Ford Motor Credit Co., 6.50%, 1/25/07 .....................................    United States         100,000             98,947
a General Motors Acceptance Corp., FRN, 5.243%, 5/18/06 .....................    United States         150,000            149,425
                                                                                                                    -------------
                                                                                                                          248,372
                                                                                                                    -------------
  CONSUMER NON-DURABLES 1.0%
  Tyson Foods Inc., 7.25%, 10/01/06 .........................................    United States         100,000            101,387
                                                                                                                    -------------
  CONSUMER SERVICES 1.0%
a Cox Communications Inc., FRN, 3.04%, 12/14/07 .............................    United States         100,000            100,795
                                                                                                                    -------------
  FINANCE 3.0%
a General Electric Capital Corp., FRN, 4.281%, 10/21/10 .....................    United States          18,000             18,025
  HSBC Finance Corp., 4.125%, 3/11/08 .......................................    United States         100,000             98,160
  Merrill Lynch & Co. Inc., 7.00%, 3/15/06 ..................................    United States         100,000            100,227
a Wells Fargo & Co., FRN, 3.00%, 3/10/08 ....................................    United States         100,000            100,091
                                                                                                                    -------------
                                                                                                                          316,503
                                                                                                                    -------------
  NON-ENERGY MINERALS 0.4%
  Weyerhaeuser Co., 6.125%, 3/15/07 .........................................    United States          39,000             39,322
                                                                                                                    -------------
  PROCESS INDUSTRIES 0.7%
  Bunge Ltd. Finance Corp., 4.375%, 12/15/08 ................................    United States          75,000             73,548
                                                                                                                    -------------
  UTILITIES 2.9%
  CenterPoint Energy Inc., senior note, B, 5.875%, 6/01/08 ..................    United States         100,000            101,274
  FirstEnergy Corp., 5.50%, 11/15/06 ........................................    United States          50,000             50,146
  PSEG Funding Trust, 5.381%, 11/16/07 ......................................    United States          50,000             50,019
  Public Service Electric and Gas Co., 4.00%, 11/01/08 ......................    United States         100,000             97,180
                                                                                                                    -------------
                                                                                                                          298,619
                                                                                                                    -------------
  TRANSPORTATION 1.0%
  Union Pacific Corp., 6.70%, 12/01/06 ......................................    United States         100,000            101,308
                                                                                                                    -------------
  TOTAL BONDS (COST $1,391,249) .............................................                                           1,380,105
                                                                                                                    -------------
  ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED
  SECURITIES 9.0%
  FINANCE 9.0%
  Chase Funding Mortgage Loan Asset-Backed Certificates, 2003-6, 1A3,
    3.34%, 5/25/26 ..........................................................    United States         100,000             98,326
a Countrywide Asset-Backed Certificates,
      2001-BC3, A, FRN, 4.77%, 12/25/31 .....................................    United States           8,121              8,128
      2002-3, 1A1, FRN, 4.90%, 5/25/32 ......................................    United States           1,795              1,797
a First Franklin Mortgage Loan Asset Backed Certificates, 2004-FF8, A2B, FRN,
    4.80%, 10/25/34 .........................................................    United States          60,000             60,142
  FNMA, G93-33, K, 7.00%, 9/25/23 ...........................................    United States          25,846             26,819


34 | Quarterly Statements of Investments

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN LOW DURATION TOTAL RETURN FUND                                          COUNTRY          PRINCIPAL AMOUNT b     VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED SECURITIES (CONT.)
  FINANCE (CONT.)
  New Century Home Equity Loan Trust,
      2003-5, AI3, 3.56%, 11/25/33 ........................................      United States             48,798      $      48,549
    a 2004-2, A3, FRN, 4.78%, 8/25/34 .....................................      United States             25,039             25,061
  Popular ABS Mortgage Pass-Through Trust, 2004-4, AF3, 3.856%,
    9/25/34 ...............................................................      United States            150,000            148,496
  Residential Asset Mortgage Products Inc., 2003-RS11, AI4, 4.257%,
    6/25/29 ...............................................................      United States             50,000             49,839
  Residential Asset Securities Corp.,
      2004-KS4, AI2, 2.53%, 12/25/24 ......................................      United States             15,384             15,320
    a 2000-KS2, AII, FRN, 5.03%, 3/25/30 ..................................      United States            229,617            229,821
  Residential Funding Mortgage Securities I, 2003-HS3, AI2, 3.15%,
    7/25/18 ...............................................................      United States             78,493             77,339
  Structured Asset Securities Corp., 2004-4XS, 1A4, 4.13%, 2/25/34 ........      United States             42,505             42,209
c Susquehanna Auto Lease Trust, 2005-1, A3, 144A, 4.43%, 6/16/08 ..........      United States            100,000             99,406
                                                                                                                       -------------
  TOTAL ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED
    SECURITIES (COST $931,931) ............................................                                                  931,252
                                                                                                                       -------------
  MORTGAGE-BACKED SECURITIES 30.9%
a FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE 3.6%
  FHLMC, 4.311%, 10/01/33 .................................................      United States            184,121            182,151
  FHLMC, 4.353%, 12/01/34 .................................................      United States            198,946            194,669
                                                                                                                       -------------
                                                                                                                             376,820
                                                                                                                       -------------
a FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE 24.6%
  FNMA, 3.451%, 3/01/34 ...................................................      United States             92,835             92,127
  FNMA, 3.501%, 4/01/34 ...................................................      United States             58,849             56,774
  FNMA, 3.674%, 4/01/35 ...................................................      United States            131,648            130,954
  FNMA, 3.953%, 1/01/35 ...................................................      United States             71,063             70,458
  FNMA, 4.052%, 12/01/34 ..................................................      United States             62,402             61,795
  FNMA, 4.054%, 8/01/34 ...................................................      United States             91,177             90,425
  FNMA, 4.197%, 11/01/34 ..................................................      United States            231,855            232,359
  FNMA, 4.217%, 6/01/34 ...................................................      United States            108,342            106,361
  FNMA, 4.233%, 12/01/33 ..................................................      United States            159,111            157,271
  FNMA, 4.263%, 4/01/33 ...................................................      United States             62,746             62,164
  FNMA, 4.272%, 4/01/33 ...................................................      United States            364,546            361,159
  FNMA, 4.334%, 1/01/33 ...................................................      United States             66,413             66,149
  FNMA, 4.35%, 2/01/34 ....................................................      United States            114,793            113,626
  FNMA, 4.394%, 2/01/35 ...................................................      United States            244,975            242,674
  FNMA, 4.49%, 8/01/34 ....................................................      United States            172,743            170,765
  FNMA, 4.50%, 12/01/32 ...................................................      United States             28,555             28,543
  FNMA, 4.562%, 5/01/33 ...................................................      United States             59,972             59,758
  FNMA, 4.622%, 7/01/34 ...................................................      United States            109,056            107,876
  FNMA, 4.829%, 3/01/33 ...................................................      United States            189,023            187,572
  FNMA, 5.298%, 11/01/32 ..................................................      United States            148,583            148,112
                                                                                                                       -------------
                                                                                                                           2,546,922
                                                                                                                       -------------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 1.3%
  FNMA 30 Year, 9.00%, 12/02/20 ...........................................      United States            126,215            131,954
                                                                                                                       -------------


                                        Quarterly Statements of Investments | 35

Franklin Investors Securities Trust

-------------------------------------------------------------------------------------------------------------------------------
     FRANKLIN LOW DURATION TOTAL RETURN FUND                                       COUNTRY      PRINCIPAL AMOUNT b     VALUE
-------------------------------------------------------------------------------------------------------------------------------
     LONG TERM INVESTMENTS (CONT.)
     MORTGAGE-BACKED SECURITIES (CONT.)
   a GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) ADJUSTABLE RATE 1.4%
     GNMA, 4.375%, 4/20/26 ...............................................      United States            52,494      $   52,517
     GNMA, 4.75%, 8/20/26 - 9/20/26 ......................................      United States            94,213          94,810
                                                                                                                     ----------
                                                                                                                        147,327
                                                                                                                     ----------
     TOTAL MORTGAGE-BACKED SECURITIES (COST $3,230,523) ..................                                            3,203,023
                                                                                                                     ----------
     U.S. GOVERNMENT AND AGENCY SECURITIES 36.0%
     FHLB,
         2.75%, 12/15/06 .................................................      United States           200,000         196,542
         4.625%, 11/21/08 ................................................      United States           250,000         249,100
     FHLMC,
         4.00%, 8/17/07 ..................................................      United States           300,000         296,459
         4.375%, 11/16/07 ................................................      United States           300,000         297,926
         4.625%, 12/19/08 ................................................      United States           300,000         299,007
     FNMA, 3.25%, 1/15/08 ................................................      United States           250,000         243,074
     U.S. Treasury Note,
         3.00%, 2/15/08 ..................................................      United States           600,000         582,563
         3.375%, 2/15/08 .................................................      United States         1,600,000       1,565,126
                                                                                                                     ----------
     TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $3,767,685) .......                                            3,729,797
                                                                                                                     ----------
     FOREIGN GOVERNMENT AND AGENCY SECURITIES 4.9%
 a,d Government of Argentina, FRN, 4.005%, 8/03/12 .......................        Argentina              30,000          23,940
     Government of Austria, 9.00%, 9/15/06 ...............................         Austria              400,000 ISK       6,381
     Government of Indonesia, 14.00%, 6/15/09 ............................        Indonesia         475,000,000 IDR      52,835
     Government of Korea, 3.75%, 9/10/07 .................................       South Korea         95,000,000 KRW      97,265
     Government of Malaysia, 6.45%, 7/01/08 ..............................        Malaysia              250,000 MYR      71,240
     Government of New Zealand, 8.00%, 11/15/06 ..........................       New Zealand             45,000 NZD      31,318
     Government of Norway, 6.75%, 1/15/07 ................................         Norway               215,000 NOK      33,517
     Government of Poland, 8.50%, 11/12/06 ...............................         Poland               145,000 PLN      47,463
     Government of Singapore, 4.00%, 3/01/07 .............................        Singapore              20,000 SGD      12,529
     Government of Sweden,
         3.50%, 4/20/06 ..................................................         Sweden               175,000 SEK      23,125
         8.00%, 8/15/07 ..................................................         Sweden               275,000 SEK      39,121
     Government of Thailand, 8.00%, 12/08/06 .............................        Thailand            1,600,000 THB      42,494
     Inter-American Development Bank, 9.00%, 1/04/07 .....................         Iceland              600,000 ISK       9,625
     New South Wales Treasury Corp., 6.50%, 5/01/06 ......................        Australia              20,000 AUD      15,199
                                                                                                                     ----------
     TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES (COST $491,977) ......                                              506,052
                                                                                                                     ----------
     TOTAL LONG TERM INVESTMENTS (COST $9,813,365) .......................                                            9,800,145
                                                                                                                     ----------
     SHORT TERM INVESTMENTS 5.5%
     FOREIGN GOVERNMENT SECURITIES 0.2%
   e Egypt Treasury Bill, 6/20/06 ........................................          Egypt                50,000 EGP       8,451
   e Egypt Treasury Bill, 11/21/06 .......................................          Egypt                50,000 EGP       8,147
                                                                                                                     ----------
     TOTAL FOREIGN GOVERNMENT SECURITIES (COST $16,526) ..................                                               16,598
                                                                                                                     ----------
     U.S. GOVERNMENT AND AGENCY SECURITIES (COST $49,746) 0.5%
   f U.S. Treasury Note, 1.625%, 2/28/06 .................................      United States            50,000          49,916
                                                                                                                     ----------
     TOTAL INVESTMENTS BEFORE MONEY FUND (COST $9,879,637) ...............                                            9,816,743
                                                                                                                     ----------


36 | Quarterly Statements of Investments

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------
  FRANKLIN LOW DURATION TOTAL RETURN FUND                                 COUNTRY         SHARES          VALUE
------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS (CONT.)
  MONEY FUND (COST $499,010) 4.8%
g Franklin Institutional Fiduciary Trust Money Market Portfolio .      United States      499,010      $   499,010
                                                                                                       -----------
  TOTAL SHORT TERM INVESTMENTS (COST $515,536) ..................                                          515,608
                                                                                                       -----------
  TOTAL INVESTMENTS (COST $10,378,647) 99.6% ....................                                       10,315,753
  NET UNREALIZED GAIN ON FORWARD EXCHANGE CONTRACTS 0.0% h ......                                              137
  OTHER ASSETS, LESS LIABILITIES 0.4% ...........................                                           45,448
                                                                                                       -----------
  NET ASSETS 100.0% .............................................                                      $10,361,338
                                                                                                       ===========

See Currency and Selected Portfolio Abbreviations on page 55.

a     The coupon rate shown represents the rate at period end.

b     The principal amount is stated in U.S. dollars unless otherwise indicated.

c Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At January 31, 2006, the value of this security was $99,406, representing 0.96% of net assets.

d The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

e     The security is traded on a discount basis with no stated coupon rate.

f     On deposit with broker for initial margin on futures contracts.

g The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

h     Rounds to less than 0.05% of net assets.

                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 37

Franklin Investors Securities Trust

STATEMENT OF INVESTMENTS, JANUARY 31, 2006 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------
    FRANKLIN REAL RETURN FUND                                                    COUNTRY         SHARES           VALUE
-----------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 87.3%
    COMMON STOCKS 11.8%
    ENERGY MINERALS 2.5%
    Chesapeake Energy Corp. ............................................      United States       4,200      $  147,168
    Devon Energy Corp. .................................................      United States       2,500         170,525
    Exxon Mobil Corp. ..................................................      United States       1,500          94,125
  a Newfield Exploration Co. ...........................................      United States       4,600         241,040
    Occidental Petroleum Corp. .........................................      United States       1,700         166,107
    Peabody Energy Corp. ...............................................      United States       1,400         139,314
                                                                                                             ----------
                                                                                                                958,279
                                                                                                             ----------
    INDUSTRIAL SERVICES 2.0%
    ENSCO International Inc. ...........................................      United States       2,000         102,240
  a Nabors Industries Ltd. .............................................         Bermuda          1,550         125,938
    Noble Corp. ........................................................      United States       1,600         128,704
    Schlumberger Ltd. ..................................................      United States       1,650         210,292
  a Weatherford International Ltd. .....................................         Bermuda          4,450         199,271
                                                                                                             ----------
                                                                                                                766,445
                                                                                                             ----------
    NON-ENERGY MINERALS 1.6%
    Alcoa Inc. .........................................................      United States       2,800          88,200
    Barrick Gold Corp. .................................................         Canada           3,600         113,256
    Freeport-McMoRan Copper & Gold Inc., B .............................      United States       2,300         147,775
    Phelps Dodge Corp. .................................................      United States         950         152,475
    United States Steel Corp. ..........................................      United States       1,500          89,625
                                                                                                             ----------
                                                                                                                591,331
                                                                                                             ----------
    PROCESS INDUSTRIES 0.4%
    The Dow Chemical Co. ...............................................      United States       3,400         143,820
                                                                                                             ----------
    REAL ESTATE INVESTMENT TRUSTS 5.3%
    AvalonBay Communities Inc. .........................................      United States       2,300         228,804
    Boston Properties Inc. .............................................      United States       2,700         211,302
    Kimco Realty Corp. .................................................      United States       6,400         224,576
    LaSalle Hotel Properties ...........................................      United States       5,400         206,388
    ProLogis ...........................................................      United States       5,989         306,756
    Public Storage Inc. ................................................      United States       3,000         217,710
    Regency Centers Corp. ..............................................      United States       3,300         212,685
    Simon Property Group Inc. ..........................................      United States       2,600         215,384
    Vornado Realty Trust ...............................................      United States       2,400         212,016
                                                                                                             ----------
                                                                                                              2,035,621
                                                                                                             ----------
    TOTAL COMMON STOCKS (COST $3,343,175) ..............................                                      4,495,496
                                                                                                             ----------


                                                                           ------------------
                                                                           PRINCIPAL AMOUNT d
                                                                           ------------------
    BONDS 3.0%
    COMMERCIAL SERVICES 0.2%
    Dex Media West LLC, senior sub. note, 9.875%, 8/15/13 ..............      United States      50,000          55,438
                                                                                                             ----------
    COMMUNICATIONS 0.4%
b,c Intelsat Bermuda Ltd., senior note, 144A, FRN, 9.609%, 1/15/12 .....         Bermuda         50,000          51,125
    Qwest Communications International Inc., senior note, 7.50%, 2/15/14      United States      50,000          50,750


38 | Quarterly Statements of Investments

Franklin Investors Securities Trust

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN REAL RETURN FUND                                                       COUNTRY    PRINCIPAL AMOUNT d    VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  COMMUNICATIONS (CONT.)
b Rogers Wireless Communications Inc., senior secured note, FRN, 7.616%,
    12/15/10 .............................................................         Canada            50,000      $   51,812
                                                                                                                 ----------
                                                                                                                    153,687
                                                                                                                 ----------
  CONSUMER DURABLES 0.1%
  General Motors Acceptance Corp., 6.875%, 9/15/11 .......................      United States        50,000          47,791
                                                                                                                 ----------
  CONSUMER NON-DURABLES 0.3%
  Smithfield Foods Inc., senior note, 8.00%, 10/15/09 ....................      United States        50,000          52,750
  Spectrum Brands Inc., senior sub. note, 7.375%, 2/01/15 ................      United States        50,000          41,375
                                                                                                                 ----------
                                                                                                                     94,125
                                                                                                                 ----------
  CONSUMER SERVICES 0.5%
  CSC Holdings Inc., senior note, B, 7.625%, 4/01/11 .....................      United States        50,000          50,312
  Liberty Media Corp., senior note, 5.70%, 5/15/13 .......................      United States        50,000          47,047
  LIN Television Corp., senior sub. note, 6.50%, 5/15/13 .................      United States        50,000          47,500
  MGM MIRAGE, senior note, 6.625%, 7/15/15 ...............................      United States        50,000          50,500
                                                                                                                 ----------
                                                                                                                    195,359
                                                                                                                 ----------
  ELECTRONIC TECHNOLOGY 0.1%
  Flextronics International Ltd., senior sub. note, 6.25%, 11/15/14 ......        Singapore          50,000          49,000
                                                                                                                 ----------
  ENERGY MINERALS 0.1%
  Chesapeake Energy Corp., senior note, 6.25%, 1/15/18 ...................      United States        50,000          49,625
                                                                                                                 ----------
  HEALTH SERVICES 0.1%
  Fresenius Medical Care Capital Trust II, 7.875%, 2/01/08 ...............         Germany           50,000          51,750
                                                                                                                 ----------
  INDUSTRIAL SERVICES 0.1%
  Allied Waste North America Inc., senior secured note, B, 5.75%, 2/15/11       United States        50,000          47,875
                                                                                                                 ----------
  NON-ENERGY MINERALS 0.1%
c Novelis Inc., senior note, 144A, 7.25%, 2/15/15 ........................         Canada            50,000          47,500
                                                                                                                 ----------
  PROCESS INDUSTRIES 0.3%
  Abitibi-Consolidated Co. of Canada, senior note, 8.375%, 4/01/15 .......         Canada            50,000          47,250
  BCP Crystal Holdings Corp., senior sub. note, 9.625%, 6/15/14 ..........      United States        40,000          44,600
                                                                                                                 ----------
                                                                                                                     91,850
                                                                                                                 ----------
  PRODUCER MANUFACTURING 0.3%
  Case New Holland Inc., senior note, 9.25%, 8/01/11 .....................      United States        50,000          53,750
  TRW Automotive Inc., senior note, 9.375%, 2/15/13 ......................      United States        50,000          54,625
                                                                                                                 ----------
                                                                                                                    108,375
                                                                                                                 ----------
  REAL ESTATE INVESTMENT TRUSTS 0.1%
  Host Marriott LP, senior note, 9.25%, 10/01/07 .........................      United States        50,000          53,250
                                                                                                                 ----------
  UTILITIES 0.3%
c Dynegy Holdings Inc., senior secured note, 144A, 10.125%, 7/15/13 ......      United States        50,000          56,688
  TXU Corp., senior note, 5.55%, 11/15/14 ................................      United States        50,000          47,202
                                                                                                                 ----------
                                                                                                                    103,890
                                                                                                                 ----------
  TOTAL BONDS (COST $1,172,102) ..........................................                                        1,149,515
                                                                                                                 ----------


                                        Quarterly Statements of Investments | 39

Franklin Investors Securities Trust

-----------------------------------------------------------------------------------------------------------------
  FRANKLIN REAL RETURN FUND                                  COUNTRY           PRINCIPAL AMOUNT d        VALUE
-----------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  U.S. GOVERNMENT SECURITIES 64.6%
e U.S. Treasury Inflation-Indexed Bond,
      3.50%, 1/15/11 ................................      United States             567,815          $   611,022
      2.00%, 7/15/14 ................................      United States           1,048,570            1,050,742
e U.S. Treasury Inflation-Indexed Note,
      3.375%, 1/15/07 ...............................      United States           3,243,552            3,290,687
      3.625%, 1/15/08 ...............................      United States           2,079,831            2,151,490
      3.875%, 1/15/09 ...............................      United States           2,651,418            2,805,534
      4.25%, 1/15/10 ................................      United States             704,868              768,995
      0.875%, 4/15/10 ...............................      United States           5,842,592            5,601,357
      3.00%, 7/15/12 ................................      United States           2,198,580            2,341,747
      1.875%, 7/15/13 ...............................      United States           2,259,936            2,247,491
      2.00%, 1/15/14 ................................      United States           2,781,194            2,785,866
      1.625%, 1/15/15 ...............................      United States           1,035,120            1,004,390
                                                                                                      -----------
  TOTAL U.S. GOVERNMENT SECURITIES (COST $24,954,769)                                                  24,659,321
                                                                                                      -----------
  FOREIGN GOVERNMENT AND AGENCY SECURITIES 7.9%
  Government of New Zealand, 8.00%, 11/15/06 ........       New Zealand              360,000 NZD          250,544
  Government of Norway, 6.75%, 1/15/07 ..............         Norway               1,965,000 NOK          306,329
  Government of Singapore, 4.00%, 3/01/07 ...........        Singapore               275,000 SGD          172,280
  Government of Sweden,
      3.50%, 4/20/06 ................................         Sweden               1,825,000 SEK          241,162
      Strip, 9/20/06 ................................         Sweden               1,850,000 SEK          240,013
      8.00%, 8/15/07 ................................         Sweden               6,470,000 SEK          920,403
  Government of Thailand, 8.00%, 12/08/06 ...........        Thailand              2,050,000 THB           54,445
  Government of Korea, 3.75%, 9/10/07 ...............       South Korea          625,000,000 KRW          639,899
  New South Wales Treasury Corp., 6.50%, 5/01/06 ....        Australia               220,000 AUD          167,185
                                                                                                      -----------
  TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
    (COST $2,982,523) ...............................                                                   2,992,260
                                                                                                      -----------
  TOTAL LONG TERM INVESTMENTS (COST $32,452,569) ....                                                  33,296,592
                                                                                                      -----------


40 | Quarterly Statements of Investments

Franklin Investors Securities Trust

-----------------------------------------------------------------------------------------------------------------------------
   FRANKLIN REAL RETURN FUND                                                      COUNTRY     PRINCIPAL AMOUNT d     VALUE
-----------------------------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENTS 11.7%
   REPURCHASE AGREEMENT (COST $4,476,752) 11.7%
 f Joint Repurchase Agreement, 4.392%, 2/01/06
     (Maturity Value $4,477,298) .........................................      United States      4,476,752      $ 4,476,752
       ABN AMRO Bank, N.V., New York Branch (Maturity Value $380,526)
       Banc of America Securities LLC (Maturity Value $380,526)
       Barclays Capital Inc. (Maturity Value $388,809)
       Bear, Stearns & Co. Inc. (Maturity Value $330,917)
       BNP Paribas Securities Corp. (Maturity Value $380,526)
       Credit Suisse Securities (USA) LLC (Maturity Value $330,917)
       Deutsche Bank Securities Inc. (Maturity Value $397,092)
       Greenwich Capital Markets Inc. (Maturity Value $380,526)
       Lehman Brothers Inc. (Maturity Value $365,881)
       Merrill Lynch Government Securities Inc. (Maturity Value $380,526)
       Morgan Stanley & Co. Inc. (Maturity Value $380,526)
       UBS Securities LLC (Maturity Value $380,526)
        Collateralized by U.S. Government Agency Securities, 1.75 - 7.25%,
         2/15/05 - 8/15/10; g U.S. Government Agency Discount Notes,
         3/10/06; and U.S. Treasury Notes, 2.375 - 5.75%,
         5/31/06 - 8/15/10
                                                                                                                  -----------
   TOTAL INVESTMENTS (COST $36,929,321) 99.0% ............................                                         37,773,344
   OTHER ASSETS, LESS LIABILITIES 1.0% ...................................                                            397,169
                                                                                                                  -----------
   NET ASSETS 100.0% .....................................................                                        $38,170,513
                                                                                                                  ===========

See Currency and Selected Portfolio Abbreviations on page 55

a     Non-income producing.

b     The coupon rate shown represents the rate at period end.

c Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At January 31, 2006, the value of these securities were $155,313, representing 0.41% of net assets.

d     The principal amount is stated in U.S. dollars unless otherwise stated.

e     Principal amount of security is adjusted for inflation.

f Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At January 31, 2006, all repurchase agreements had been entered into on that date.

g A portion or all of the security is traded on a discount basis with no stated coupon rate.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 41

Franklin Investors Securities Trust

STATEMENT OF INVESTMENTS, JANUARY 31, 2006 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------
  FRANKLIN TOTAL RETURN FUND                                             COUNTRY     PRINCIPAL AMOUNT c     VALUE
-----------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 98.9%
  BONDS 22.1%
  COMMERCIAL SERVICES 0.3%
  Dex Media West LLC, senior sub. note, 9.875%, 8/15/13 ........      United States         300,000      $     332,625
  JohnsonDiversey Inc., senior sub. note, B, 9.625%, 5/15/12 ...      United States         200,000            204,000
  Lamar Media Corp., senior sub. note, 7.25%, 1/01/13 ..........      United States         200,000            207,500
a Quebecor Media Inc., senior note, 144A, 7.75%, 3/15/16 .......          Canada            100,000            102,500
  R. R. Donnelley & Sons Co., 5.50%, 5/15/15 ...................      United States       1,000,000            955,459
                                                                                                         -------------
                                                                                                             1,802,084
                                                                                                         -------------
  COMMUNICATIONS 2.0%
b AT&T Inc., FRN, 4.542%, 11/14/08 .............................      United States       1,000,000          1,002,509
  Cingular Wireless Services Inc., senior note, 8.125%, 5/01/12       United States         400,000            460,414
  Dobson Cellular Systems Inc., senior secured note, 9.875%,
    11/01/12 ...................................................      United States         300,000            331,500
  Inmarsat Finance PLC, senior note, zero cpn. to 11/15/08,
    10.375% thereafter, 11/15/12 ...............................      United Kingdom        200,000            167,750
a Intelsat Bermuda Ltd., senior note, 144A, 8.25%, 1/15/13 .....         Bermuda            300,000            300,750
  MCI Inc., senior note,
     7.688%, 5/01/09 ...........................................      United States         110,000            113,713
     8.735%, 5/01/14 ...........................................      United States          95,000            107,350
  Millicom International Cellular SA, senior note, 10.00%,
    12/01/13 ...................................................        Luxembourg          300,000            331,500
  Nextel Communications Inc., senior note, D, 7.375%, 8/01/15 ..      United States         300,000            317,290
  Qwest Communications International Inc., senior note, 7.50%,
    2/15/14 ....................................................      United States         300,000            304,500
  Rogers Wireless Inc., senior secured note, 7.25%, 12/15/12 ...          Canada            300,000            318,750
  Telecom Italia Capital, 4.95%, 9/30/14 .......................        Luxembourg        1,000,000            947,000
  Time Warner Telecom Holdings Inc., senior note, 9.25%, 2/15/14      United States         200,000            214,000
  Verizon New York Inc.,
     7.375%, 4/01/32 ...........................................      United States       1,000,000          1,049,407
     senior deb., A, 6.875%, 4/01/12 ...........................      United States       4,700,000          4,932,359
  Verizon Virginia Inc., A, 4.625%, 3/15/13 ....................      United States       1,000,000            931,998
a Wind Acquisition Fin SA, senior note, 144A, 10.75%, 12/01/15 .          Italy             200,000            214,250
                                                                                                         -------------
                                                                                                            12,045,040
                                                                                                         -------------
  CONSUMER DURABLES 1.6%
  D.R. Horton Inc., senior note, 8.50%, 4/15/12 ................      United States         300,000            321,122
  Ford Motor Co., 7.45%, 7/16/31 ...............................      United States         500,000            371,250
  Ford Motor Credit Co.,
     7.00%, 10/01/13 ...........................................      United States       1,000,000            907,116
     senior note, 7.25%, 10/25/11 ..............................      United States       1,000,000            918,502
  General Motors Acceptance Corp.,
     6.875%, 8/28/12 ...........................................      United States       1,000,000            950,448
   b FRN, 5.243%, 5/18/06 ......................................      United States       5,400,000          5,379,302
  Phelps Dodge Corp., senior note, 8.75%, 6/01/11 ..............      United States         500,000            574,148
  Simmons Co., senior sub. note, 7.875%, 1/15/14 ...............      United States         200,000            189,000
  William Lyon Homes Inc., senior note, 7.625%, 12/15/12 .......      United States         200,000            179,000
                                                                                                         -------------
                                                                                                             9,789,888
                                                                                                         -------------


42 | Quarterly Statements of Investments

Franklin Investors Securities Trust

-----------------------------------------------------------------------------------------------------------------------------
    FRANKLIN TOTAL RETURN FUND                                                  COUNTRY       PRINCIPAL AMOUNT c     VALUE
-----------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONT.)
    BONDS (CONT.)
    CONSUMER NON-DURABLES 0.7%
    The Clorox Co., 4.20%, 1/15/10 ....................................      United States         1,000,000      $   964,041
 a  Miller Brewing Co., 144A, 5.50%, 8/15/13 ..........................      United States         1,000,000        1,007,638
    Smithfield Foods Inc., senior note,
       7.00%, 8/01/11 .................................................      United States           100,000          102,000
       7.75%, 5/15/13 .................................................      United States           100,000          105,625
    Spectrum Brands Inc., senior sub. note, 7.375%, 2/01/15 ...........      United States           300,000          248,250
    Tyson Foods Inc., senior note, 8.25%, 10/01/11 ....................      United States         1,500,000        1,656,895
                                                                                                                  -----------
                                                                                                                    4,084,449
                                                                                                                  -----------
    CONSUMER SERVICES 2.3%
d,e Adelphia Communications Corp., senior note, 10.875%,
      10/01/10 ........................................................      United States           200,000          134,500
    Advanstar Communications Inc., senior secured note, 10.75%,
      8/15/10 .........................................................      United States           200,000          219,750
    AMC Entertainment Inc., senior sub. note, 9.875%, 2/01/12 .........      United States           200,000          191,000
    Boyd Gaming Corp., senior sub. note, 6.75%, 4/15/14 ...............      United States           200,000          197,500
  a BSKYB Finance UK Ltd., 144A, 6.50%, 10/15/35 ......................      United Kingdom        1,000,000          989,364
    Cablevision Systems Corp., senior note, B, 8.00%, 4/15/12 .........      United States           300,000          287,250
    Caesars Entertainment Inc., senior sub. note, 8.125%, 5/15/11 .....      United States           200,000          221,500
  a CCH I LLC, senior secured note, 144A, 11.00%, 10/01/15 ............      United States           100,000           82,750
    CCH II LLC, senior note, 10.25%, 9/15/10 ..........................      United States           300,000          296,625
    Cendant Corp., senior note, 7.375%, 1/15/13 .......................      United States         1,000,000        1,112,922
    Comcast Corp., 6.50%, 11/15/35 ....................................      United States         1,000,000        1,005,001
  a Cox Enterprises Inc., 144A, 4.375%, 5/01/08 .......................      United States           500,000          487,928
    DIRECTV Holdings LLC, senior note, 8.375%, 3/15/13 ................      United States           131,000          141,153
    EchoStar DBS Corp., senior note,
       6.375%, 10/01/11 ...............................................      United States           200,000          196,000
   a,f 144A, 7.125%, 2/01/16 ..........................................      United States           100,000           99,125
    Emmis Operating Co., senior sub. note, 6.875%, 5/15/12 ............      United States           200,000          196,000
    Harrah's Operating Co. Inc., senior note, 5.50%, 7/01/10 ..........      United States         1,000,000        1,000,526
  a Hertz Corp., senior note, 144A, 8.875%, 1/01/14 ...................      United States           100,000          103,750
    Interactive Corp., 7.00%, 1/15/13 .................................      United States         1,000,000        1,038,652
    Liberty Media Corp.,
       3.50%, 9/25/06 .................................................      United States         1,500,000        1,490,616
       senior note, 5.70%, 5/15/13 ....................................      United States           300,000          282,280
    LIN Television Corp., senior sub. note, 6.50%, 5/15/13 ............      United States           300,000          285,000
    MGM MIRAGE, senior note, 6.625%, 7/15/15 ..........................      United States           300,000          303,000
    News America Inc., 7.25%, 5/18/18 .................................      United States         1,000,000        1,104,745
    Pinnacle Entertainment Inc., senior sub. note, 8.75%, 10/01/13 ....      United States           200,000          214,000
    Royal Caribbean Cruises Ltd., senior deb., 7.25%, 3/15/18 .........      United States           300,000          326,925
    Station Casinos Inc., senior sub. note, 6.875%, 3/01/16 ...........      United States           300,000          306,375
    Time Warner Inc., senior note, 6.875%, 5/01/12 ....................      United States         1,000,000        1,063,374
                                                                                                                  -----------
                                                                                                                   13,377,611
                                                                                                                  -----------
    ELECTRONIC TECHNOLOGY 0.3%
    DRS Technologies Inc., senior sub. note, 7.625%, 2/01/18 ..........      United States           100,000          102,000
    Flextronics International Ltd., senior sub. note,
       6.50%, 5/15/13 .................................................        Singapore             100,000          101,250
       6.25%, 11/15/14 ................................................        Singapore             200,000          196,000


                                        Quarterly Statements of Investments | 43

Franklin Investors Securities Trust

-----------------------------------------------------------------------------------------------------------------------------
  FRANKLIN TOTAL RETURN FUND                                                   COUNTRY       PRINCIPAL AMOUNT c     VALUE
-----------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  ELECTRONIC TECHNOLOGY (CONT.)
  Goodrich Corp., senior note, 7.50%, 4/15/08 ........................      United States         1,000,000      $ 1,046,889
  L-3 Communications Corp., senior sub. note, 6.125%, 1/15/14 ........      United States           200,000          198,500
  Sanmina-SCI Corp., senior sub. note, 6.75%, 3/01/13 ................      United States           200,000          192,000
  Xerox Corp., senior note, 7.125%, 6/15/10 ..........................      United States           200,000          209,000
                                                                                                                 -----------
                                                                                                                   2,045,639
                                                                                                                 -----------
  ENERGY MINERALS 1.5%
  Amerada Hess Corp., 7.125%, 3/15/33 ................................      United States         1,000,000        1,143,028
  Chesapeake Energy Corp., senior note, 6.25%, 1/15/18 ...............      United States           300,000          297,750
  Kerr-McGee Corp., 6.95%, 7/01/24 ...................................      United States         1,000,000        1,061,015
a LG-Caltex Oil Corp., 144A, 5.50%, 8/25/14 ..........................       South Korea          1,000,000          993,298
  Marathon Oil Corp., 5.375%, 6/01/07 ................................      United States         1,000,000        1,004,469
a Markwest Energy Partners LP, senior note, 144A, 6.875%,
    11/01/14 .........................................................      United States           200,000          184,000
a Massey Energy Co., senior note, 144A, 6.875%, 12/15/13 .............      United States           100,000          101,375
f NRG Energy Inc., senior note, 7.375%, 2/01/16 ......................      United States           200,000          204,500
  Peabody Energy Corp., senior note, B, 6.875%, 3/15/13 ..............      United States           200,000          208,000
a Petroleum Export Cayman, senior note, 144A, 5.265%, 6/15/11 ........      United States         1,000,000          988,308
  Plains Exploration & Production Co., senior note, 7.125%,
    6/15/14 ..........................................................      United States           200,000          211,000
a Pogo Producing Co., senior sub. note, 144A, 6.875%, 10/01/17 .......      United States           200,000          201,000
a Ras Laffan Liquefied Natural Gas Co. Ltd., 144A, 3.437%,
    9/15/09 ..........................................................          Qatar               596,000          574,728
  XTO Energy Inc., 5.30%, 6/30/15 ....................................      United States         1,750,000        1,741,589
                                                                                                                 -----------
                                                                                                                   8,914,060
                                                                                                                 -----------
  FINANCE 5.3%
  Bank of America Corp.,
     5.125%, 11/15/14 ................................................      United States         1,000,000          992,880
     senior sub. note, 5.25%, 12/01/15 ...............................      United States         1,000,000          998,416
  Bear Stearns Cos. Inc., B, 4.55%, 6/23/10 ..........................      United States         1,000,000          978,940
  Charles Schwab Corp., senior note, 8.05%, 3/01/10 ..................      United States           750,000          816,166
  CIT Group Inc., 5.50%, 11/30/07 ....................................      United States         1,000,000        1,007,816
  Citigroup Inc., 5.00%, 9/15/14 .....................................      United States         1,000,000          978,756
  CNA Financial Corp.,
     6.75%, 11/15/06 .................................................      United States           375,000          379,471
     6.45%, 1/15/08 ..................................................      United States           500,000          509,622
  General Electric Capital Corp.,
     5.00%, 1/08/16 ..................................................      United States         2,000,000        1,962,570
   b FRN, 4.281%, 10/21/10 ...........................................      United States         1,500,000        1,502,040
  The Goldman Sachs Group Inc., 5.125%, 1/15/15 ......................      United States         1,000,000          979,706
a Highmark Inc., 144A, 6.80%, 8/15/13 ................................      United States         1,000,000        1,074,740
  Household Finance Corp., 6.375%, 10/15/11 ..........................      United States         2,000,000        2,108,632
  HSBC Finance Corp., 5.50%, 1/19/16 .................................      United States         1,200,000        1,197,848
  International Lease Finance Corp., 5.75%, 2/15/07 ..................      United States         1,200,000        1,204,429
  JPMorgan Chase & Co., sub. note, 5.75%, 1/02/13 ....................      United States         1,000,000        1,027,889
  Lazard Group LLC, 7.125%, 5/15/15 ..................................      United States         1,500,000        1,574,196
  Merrill Lynch & Co. Inc., 5.00%, 1/15/15 ...........................      United States         1,000,000          977,070


44 | Quarterly Statements of Investments

Franklin Investors Securities Trust

-----------------------------------------------------------------------------------------------------------------------------
  FRANKLIN TOTAL RETURN FUND                                                   COUNTRY       PRINCIPAL AMOUNT c     VALUE
-----------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  FINANCE (CONT.)
  Morgan Stanley, sub. note, 4.75%, 4/01/14 ..........................      United States         1,500,000      $ 1,429,737
  National Rural Utilities Cooperative Finance Corp., 7.25%,
    3/01/12 ..........................................................      United States           250,000          276,620
a Nationwide Mutual Insurance Co., 144A, 8.25%, 12/01/31 .............      United States         1,200,000        1,484,759
  Societe Generale-NY, sub. note, 7.40%, 6/01/06 .....................      United States           300,000          302,495
a Standard Chartered Bank, 144A, 8.00%, 5/30/31 ......................      United Kingdom        1,000,000        1,271,819
  UBS Paine Webber Group Inc., senior note, 6.55%, 4/15/08 ...........      United States           150,000          156,135
f Wachovia Capital Trust III, 5.80%, 3/15/11 .........................      United States         2,000,000        2,006,246
  Washington Mutual Bank, 5.65%, 8/15/14 .............................      United States           900,000          905,075
  Washington Mutual Financial Corp., 6.875%, 5/15/11 .................      United States         2,155,000        2,328,154
  Wells Fargo & Co., 3.125%, 4/01/09 .................................      United States           900,000          851,553
                                                                                                                 -----------
                                                                                                                  31,283,780
                                                                                                                 -----------
  HEALTH SERVICES 0.6%
  DaVita Inc., senior sub. note, 7.25%, 3/15/15 ......................      United States           200,000          202,250
  Fresenius Medical Care Capital Trust II, 7.875%, 2/01/08 ...........         Germany              300,000          310,500
  HCA Inc., senior note, 8.75%, 9/01/10 ..............................      United States           200,000          221,509
  Tenet Healthcare Corp., senior note, 6.375%, 12/01/11 ..............      United States           300,000          270,750
  United Surgical Partners International Inc., senior sub.
  note,
    10.00%, 12/15/11 .................................................      United States           200,000          215,500
  Vanguard Health Holding Co. II LLC, senior sub. note, 9.00%,
    10/01/14 .........................................................      United States           200,000          212,000
  WellPoint Inc., 5.00%, 1/15/11 .....................................      United States         2,000,000        1,987,380
                                                                                                                 -----------
                                                                                                                   3,419,889
                                                                                                                 -----------
  HEALTH TECHNOLOGY 0.2%
  Wyeth, senior note, 6.50%, 2/01/34 .................................      United States         1,000,000        1,089,720
                                                                                                                 -----------
  INDUSTRIAL SERVICES 0.2%
  Allied Waste North America Inc., senior secured note,
     6.50%, 11/15/10 .................................................      United States           200,000          199,500
     B, 5.75%, 2/15/11 ...............................................      United States           100,000           95,750
a Copano Energy LLC, senior note, 144A, 8.125%, 3/01/16 ..............      United States           100,000          100,000
a Grant Prideco Inc., senior note, 144A, 6.125%, 8/15/15 .............      United States           100,000          101,250
  Waste Management Inc., 6.50%, 11/15/08 .............................      United States           500,000          517,526
                                                                                                                 -----------
                                                                                                                   1,014,026
                                                                                                                 -----------
  NON-ENERGY MINERALS 0.3%
a Glencore Funding LLC, 144A, 6.00%, 4/15/14 .........................       Switzerland            700,000          665,185
a Novelis Inc., senior note, 144A, 7.25%, 2/15/15 ....................          Canada              300,000          285,000
  Weyerhaeuser Co., 6.75%, 3/15/12 ...................................      United States         1,000,000        1,057,237
                                                                                                                 -----------
                                                                                                                   2,007,422
                                                                                                                 -----------
  PROCESS INDUSTRIES 1.1%
  Abitibi-Consolidated Co. of Canada, senior note, 8.375%,
    4/01/15 ..........................................................          Canada              200,000          189,000
  Albemarle Corp., 5.10%, 2/01/15 ....................................      United States           150,000          144,091
  BCP Crystal Holdings Corp., senior sub. note, 9.625%, 6/15/14 ......      United States           300,000          334,500
  Bunge Ltd. Finance Corp., senior note, 5.875%, 5/15/13 .............      United States         1,500,000        1,526,745
a Crown Americas Inc., senior note, 144A, 7.75%, 11/15/15 ............      United States           200,000          208,500


                                        Quarterly Statements of Investments | 45

Franklin Investors Securities Trust

-----------------------------------------------------------------------------------------------------------------------------
  FRANKLIN TOTAL RETURN FUND                                                   COUNTRY       PRINCIPAL AMOUNT c     VALUE
-----------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  PROCESS INDUSTRIES (CONT.)
  Graphic Packaging International Corp., senior note, 8.50%,
     8/15/11 .........................................................      United States           200,000      $   201,000
  JSG Funding PLC, senior sub. note, 7.75%, 4/01/15 ..................         Ireland              300,000          267,000
  Nalco Co., senior sub. note, 8.875%, 11/15/13 ......................      United States           300,000          315,000
  Owens-Brockway Glass Container Inc., senior note, 6.75%,
     12/01/14 ........................................................      United States           200,000          195,500
  Rhodia SA, senior note, 10.25%, 6/01/10 ............................          France              191,000          212,487
  RPM International Inc., 6.25%, 12/15/13 ............................      United States         1,000,000        1,003,908
a RPM U.K. G.P., 144A, 6.70%, 11/01/15 ...............................      United States         1,000,000        1,028,285
a Yara International ASA, note, 144A, 5.25%, 12/15/14 ................          Norway            1,000,000          974,096
                                                                                                                 -----------
                                                                                                                   6,600,112
                                                                                                                 -----------
  PRODUCER MANUFACTURING 1.2%
a Basell AF SCA, senior note, 144A, 8.375%, 8/15/15 ..................         Germany              200,000          200,750
  Case New Holland Inc., senior note, 9.25%, 8/01/11 .................      United States           300,000          322,500
  Cleveland Electric Illuminating Co., senior note, 5.65%,
     12/15/13 ........................................................      United States         1,000,000        1,012,328
  Commercial Vehicle Group Inc., senior note, 8.00%, 7/01/13 .........      United States           200,000          203,000
  Cooper Industries Ltd., 5.25%, 7/01/07 .............................      United States         1,000,000        1,001,460
  Fimep SA, senior note, 10.50%, 2/15/13 .............................          France              200,000          231,000
  Hubbell Inc., 6.375%, 5/15/12 ......................................      United States         1,000,000        1,065,859
a Hutchison Whampoa International Ltd., senior note, 144A,
   6.25%, 1/24/14 ....................................................        Hong Kong           1,000,000        1,045,318
   7.45%, 11/24/33 ...................................................        Hong Kong           1,000,000        1,150,459
a Invensys PLC, senior note, 144A, 9.875%, 3/15/11 ...................      United Kingdom          200,000          206,000
  Nortek Inc., senior sub. note, 8.50%, 9/01/14 ......................      United States           200,000          195,500
  TRW Automotive Inc., senior note, 9.375%, 2/15/13 ..................      United States           200,000          218,500
                                                                                                                 -----------
                                                                                                                   6,852,674
                                                                                                                 -----------
  REAL ESTATE DEVELOPMENT 0.6%
  Colonial Realty LP, 5.50%, 10/01/15 ................................      United States         1,735,000        1,683,287
  EOP Operating LP, 4.75%, 3/15/14 ...................................      United States         2,000,000        1,885,846
  Forest City Enterprises Inc., senior note, 7.625%, 6/01/15 .........      United States           200,000          211,000
                                                                                                                 -----------
                                                                                                                   3,780,133
                                                                                                                 -----------
  REAL ESTATE INVESTMENT TRUSTS 0.3%
  Host Marriott LP, senior note, K, 7.125%, 11/01/13 .................      United States           300,000          310,125
  iStar Financial Inc., senior note, 6.00%, 12/15/10 .................      United States         1,500,000        1,526,502
                                                                                                                 -----------
                                                                                                                   1,836,627
                                                                                                                 -----------
  RETAIL TRADE 0.5%
a GSC Holdings Corp., senior note, 144A, 8.00%, 10/01/12 .............      United States           200,000          195,250
  Kroger Co., senior note, 7.65%, 4/15/07 ............................      United States           500,000          512,026
  Limited Brands Inc., 5.25%, 11/01/14 ...............................      United States         1,000,000          939,402
  Office Depot Inc., senior note, 6.25%, 8/15/13 .....................      United States         1,000,000        1,017,671
  Rite Aid Corp.,
   senior secured note, 8.125%, 5/01/10 ..............................      United States           100,000          102,500
   senior note, 9.25%, 6/01/13 .......................................      United States           100,000           94,000
                                                                                                                 -----------
                                                                                                                   2,860,849
                                                                                                                 -----------


46| Quarterly Statements of Investments

Franklin Investors Securities Trust

-----------------------------------------------------------------------------------------------------------------------------
      FRANKLIN TOTAL RETURN FUND                                               COUNTRY       PRINCIPAL AMOUNT c     VALUE
-----------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONT.)
      BONDS (CONT.)
      TECHNOLOGY SERVICES 0.1%
    a SunGard Data Systems Inc.,
         senior note, 144A, 9.125%, 8/15/13 ...........................     United States           100,000     $    104,500
         senior sub. note, 144A, 10.25%, 8/15/15 ......................     United States           100,000          101,000
      UGS Corp., senior sub. note, 10.00%, 6/01/12 ....................     United States           200,000          221,000
                                                                                                                ------------
                                                                                                                     426,500
                                                                                                                ------------
      TRANSPORTATION 0.5%
      CSX Corp., 7.45%, 5/06/07 .......................................     United States         1,000,000        1,028,019
      Delta Air Lines Inc., senior note, 6.718%, 7/02/24 ..............     United States           773,979          778,785
      Union Pacific Corp., 3.625%, 6/01/10 ............................     United States         1,500,000        1,412,459
                                                                                                                ------------
                                                                                                                   3,219,263
                                                                                                                ------------
      UTILITIES 2.5%
    a Allegheny Energy Supply Co. LLC, 144A, 8.25%, 4/15/12 ...........     United States           200,000          223,000
      Aquila Inc., senior note, 8.27%, 11/15/21 .......................     United States           200,000          203,750
a,d,e Calpine Corp., senior secured note, 144A, 8.50%, 7/15/10 ........     United States           200,000          179,750
      CenterPoint Energy Inc., senior note, 6.85%, 6/01/15 ............     United States         1,000,000        1,075,913
      Consumers Energy Co., H, 4.80%, 2/17/09 .........................     United States         1,000,000          986,332
      Dominion Resources Inc., senior note, 5.15%, 7/15/15 ............     United States         1,500,000        1,445,189
      DPL Inc., senior note, 6.875%, 9/01/11 ..........................     United States         1,079,000        1,154,530
    a Dynegy Holdings Inc., senior secured note, 144A, 10.125%,
       7/15/13 ........................................................     United States           200,000          226,750
      East Coast Power LLC, 6.737%, 3/31/08 ...........................     United States            33,319           33,573
      El Paso Corp., senior note, 7.875%, 6/15/12 .....................     United States           200,000          212,500
      El Paso Natural Gas Co., senior note, A, 7.625%, 8/01/10 ........     United States           200,000          211,632
      MidAmerican Energy Holdings Co., senior note, 3.50%, 5/15/08 ....     United States         1,000,000          963,099
      Midwest Generation LLC, senior secured note, 8.75%, 5/01/34 .....     United States           200,000          220,000
    a Mirant North America LLC, senior note, 144A, 7.375%,
       12/31/13 .......................................................     United States           100,000          102,250
      Northeast Generation Co., senior note, 8.812%, 10/15/26 .........     United States           400,000          395,567
      Pacific Gas and Electric Co., 6.05%, 3/01/34 ....................     United States         1,000,000        1,021,645
      PSEG Funding Trust, 5.381%, 11/16/07 ............................     United States         2,000,000        2,000,768
    a Texas Genco LLC, senior note, 144A, 6.875%, 12/15/14 ............     United States           200,000          217,500
      Texas New Mexico Power Co., senior note, 6.125%, 6/01/08 ........     United States         1,000,000        1,013,868
      TXU Corp., senior note,
         5.55%, 11/15/14 ..............................................     United States         1,600,000        1,510,467
         6.55%, 11/15/34 ..............................................     United States         1,000,000          924,559
      Westar Energy Inc., 6.00%, 7/01/14 ..............................     United States           500,000          519,901
                                                                                                                ------------
                                                                                                                  14,842,543
                                                                                                                ------------
      TOTAL BONDS (COST $129,833,669) .................................                                          131,292,309
                                                                                                                ------------
      ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED
      SECURITIES 20.6%
      FINANCE 20.6%
    b AFC Home Equity Loan Trust, 1997-4, 2A2, FRN, 5.17%,
       12/22/27 .......................................................     United States           479,656          480,134
    b Amortizing Residential Collateral Trust, 2002-BC1, M1, FRN,
       5.38%, 1/25/32 .................................................     United States           719,741          721,876


                                        Quarterly Statements of Investments | 47

Franklin Investors Securities Trust

-----------------------------------------------------------------------------------------------------------------------------
  FRANKLIN TOTAL RETURN FUND                                                    COUNTRY      PRINCIPAL AMOUNT c     VALUE
-----------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONT.)
    ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED SECURITIES (CONT.)
    FINANCE (CONT.)
  b Bear Stearns Commercial Mortgage Securities Inc., 2005-PWR10,
      A4, FRN, 5.405%, 12/11/40 .......................................      United States         4,000,000      $ 4,039,927
    Chase Funding Mortgage Loan Asset-Backed Certificates, 2003-1,
      1A4, 4.119%, 2/25/29 ............................................      United States           516,976          513,637
    Citigroup/Deutsche Bank Commercial Mortgage Trust, 2005-CD1,
      A4, 5.225%, 7/15/44 .............................................      United States         8,750,000        8,776,845
    Countrywide Asset-Backed Certificates,
       2004-7, AF4, 4.774%, 8/25/32 ...................................      United States           917,000          910,748
       2004-9, AF4, 4.649%, 10/25/32 ..................................      United States         2,950,000        2,884,652
       2004-12, AF6, 4.634%, 3/25/35 ..................................      United States         2,000,000        1,915,571
       2004-13, AF6, 4.581%, 4/25/35 ..................................      United States        13,700,000       13,066,372
       2005-12, 2A5, 5.245%, 2/25/36 ..................................      United States         4,400,000        4,294,017
a,b Ensec Home Finance Pool Ltd., 2005-R1A, note, 144A, FRN,
      4.67%, 5/15/14 ..................................................      United States         3,500,000        3,506,699
    Equity One ABS Inc., 2004-1, AF6, 4.205%, 4/25/34 .................      United States         4,750,000        4,529,592
  b First Franklin Mortgage Loan Asset Backed Certificates, 2004-FF8,
      A2B, FRN, 4.80%, 10/25/34 .......................................      United States         4,736,000        4,747,186
    FNMA, G93-33, K, 7.00%, 9/25/23 ...................................      United States         1,809,195        1,877,313
    GE Capital Commercial Mortgage Corp., 2003-CI, A4, 4.819%,
      1/10/38 .........................................................      United States         1,578,354        1,541,843
    GMAC Mortgage Corp. Loan Trust,
       2004-HE2, A2, 2.88%, 10/25/33 ..................................      United States         1,170,449        1,153,280
       2004-HE5, A6, 4.388%, 9/25/34 ..................................      United States         6,600,000        6,397,110
    Green Tree Financial Corp., 1999-2, M1, 6.80%, 12/01/30 ...........      United States           400,000          126,865
    Greenwich Capital Commercial Funding Corp., 2004-GG1, A7,
      5.317%, 6/10/36 .................................................      United States        11,680,000       11,715,034
    JP Morgan Chase Commercial Mortgage Sec Corp.,
     b 2004-CB9, A4, FRN, 5.379%, 6/12/41 .............................      United States        11,324,540       11,513,772
       2004-LN2, A2, 5.115%, 7/15/41 ..................................      United States           697,106          688,967
  a Keystone Owner Trust, 1997-P3, M2, 144A, 7.98%, 12/25/24 ..........      United States           333,438          332,325
  a Legacy Benefits Insurance Settlements LLC, 2004-1, A, 144A,
      5.35%, 2/10/39 ..................................................      United States         2,684,714        2,543,766
  a Morgan Stanley Auto Loan Trust, 2003-HB1, D, 144A, 5.50%,
      4/15/11 .........................................................      United States           230,426          229,399
  b Morgan Stanley Capital I, 2004-IQ7, A4, FRN, 5.433%, 6/15/38 ......      United States         6,900,000        6,990,275
    New Century Home Equity Loan Trust,
       2003-5, AI3, 3.56%, 11/25/33 ...................................      United States            97,597           97,098
     b 2004-2, A3, FRN, 4.78%, 8/25/34 ................................      United States         1,316,354        1,317,507
    Popular ABS Mortgage Pass-Through Trust, 2005-3, AF6, 4.759%,
      7/25/35 .........................................................      United States         2,000,000        1,933,689
    Residential Asset Securities Corp.,
       1999-KS4, AI4, 7.22%, 6/25/28 ..................................      United States           524,370          526,357
     b 2000-KS2, AII, FRN, 5.03%, 3/25/30 .............................      United States         1,319,138        1,320,314
       2001-KS2, AI5, 7.014%, 6/25/31 .................................      United States            19,139           19,343
     b 2002-KS2, AIIB, FRN, 4.80%, 4/25/32 ............................      United States           120,875          120,962
       2004-KS1, AI4, 4.213%, 4/25/32 .................................      United States         2,000,000        1,974,862


48 | Quarterly Statements of Investments

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN TOTAL RETURN FUND                                                         COUNTRY       PRINCIPAL AMOUNT c       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED SECURITIES (CONT.)
  FINANCE (CONT.)
  Residential Funding Mortgage Securities II, 2005-HI1, A4, 4.70%,
    8/25/34 .................................................................      United States         5,500,000      $  5,367,062
b Securitized Asset Backed Receivables LLC, 2004-OP1, M1, FRN,
    5.04%, 2/25/34 ..........................................................      United States         1,000,000         1,003,268
  Structured Asset Securities Corp.,
     2002-1A, 2A1, 5.39%, 2/25/32 ...........................................      United States           440,398           440,217
     2004-4XS, 1A4, 4.13%, 2/25/34 ..........................................      United States         2,337,773         2,321,502
a Susquehanna Auto Lease Trust, 2005-1,
     A2, 144A, 4.08%, 7/16/07 ...............................................      United States           700,000           697,703
     A3, 144A, 4.43%, 6/16/08 ...............................................      United States         7,300,000         7,256,656
  Wells Fargo Home Equity Trust, 2004-2, AI5, 4.89%, 11/25/28 ...............      United States         2,200,000         2,179,823
                                                                                                                        ------------
  TOTAL ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED
    SECURITIES (COST $124,812,189) ..........................................                                            122,073,568
                                                                                                                        ------------
  MORTGAGE-BACKED SECURITIES 39.2%
b FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE 4.0%
  FHLMC, 4.324%, 11/01/27 ...................................................      United States        10,702,546        10,800,221
  FHLMC, 4.729%, 9/01/32 ....................................................      United States         5,827,278         5,836,441
  FHLMC, 5.255%, 4/01/32 ....................................................      United States         5,127,875         5,263,413
  FHLMC, 5.297%, 9/01/27 ....................................................      United States           251,159           256,865
  FHLMC, 5.368%, 4/01/30 ....................................................      United States         1,159,306         1,192,308
  FHLMC, 6.419%, 3/01/25 ....................................................      United States           200,741           209,423
                                                                                                                        ------------
                                                                                                                          23,558,671
                                                                                                                        ------------
  FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 5.8%
  FHLMC Gold 15 Year, 4.50%, 10/01/18 - 1/01/19 .............................      United States         5,507,149         5,359,664
  FHLMC Gold 15 Year, 5.00%, 10/01/17 - 9/01/18 .............................      United States         1,136,723         1,125,586
  FHLMC Gold 15 Year, 6.00%, 2/01/17 ........................................      United States           145,910           148,754
  FHLMC Gold 30 Year, 5.00%, 8/01/33 - 1/01/35 ..............................      United States        12,771,715        12,366,891
  FHLMC Gold 30 Year, 5.50%, 1/01/35 - 6/01/35 ..............................      United States         7,514,664         7,443,936
  FHLMC Gold 30 Year, 6.00%, 5/01/33 - 8/01/34 ..............................      United States         4,355,086         4,403,910
  FHLMC Gold 30 Year, 6.50%, 4/01/28 - 1/01/35 ..............................      United States         1,481,304         1,519,920
  FHLMC Gold 30 Year, 7.00%, 4/01/26 - 7/01/32 ..............................      United States         1,024,163         1,063,648
  FHLMC Gold 30 Year, 7.50%, 3/01/32 ........................................      United States           136,742           143,441
  FHLMC Gold 30 Year, 8.50%, 8/01/30 ........................................      United States            18,307            19,846
  FHLMC Gold 30 Year, 9.00%, 1/01/22 ........................................      United States           337,904           362,348
  FHLMC Gold 30 Year, 10.00%, 10/01/30 ......................................      United States           618,478           694,444
  FHLMC PC 15 Year, 8.50%, 5/01/12 ..........................................      United States            56,391            57,946
                                                                                                                        ------------
                                                                                                                          34,710,334
                                                                                                                        ------------
b FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE 5.7%
  FNMA, 4.052%, 12/01/34 ....................................................      United States         5,579,016         5,524,711
  FNMA, 4.324%, 9/01/34 .....................................................      United States        10,710,800        10,762,780
  FNMA, 4.36%, 2/01/34 ......................................................      United States         5,101,896         5,050,049
  FNMA, 4.631%, 12/01/34 ....................................................      United States         2,660,220         2,619,220
  FNMA, 4.723%, 12/01/27 ....................................................      United States           667,987           671,981
  FNMA, 4.731%, 3/01/33 .....................................................      United States           824,979           831,088
  FNMA, 4.733%, 6/01/33 .....................................................      United States           681,072           686,115


                                        Quarterly Statements of Investments | 49

Franklin Investors Securities Trust

-----------------------------------------------------------------------------------------------------------------------------
  FRANKLIN TOTAL RETURN FUND                                                  COUNTRY        PRINCIPAL AMOUNT c     VALUE
-----------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  MORTGAGE-BACKED SECURITIES (CONT.)
  FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE (CONT.)
  FNMA, 5.00%, 6/01/15 ...............................................      United States           145,662      $    147,191
  FNMA, 5.226%, 9/01/19 ..............................................      United States            69,661            70,550
  FNMA, 5.268%, 6/01/17 ..............................................      United States           183,845           184,431
  FNMA, 5.466%, 10/01/32 .............................................      United States         3,558,250         3,645,448
  FNMA, 5.473%, 11/01/31 .............................................      United States         1,309,413         1,340,249
  FNMA, 5.528%, 12/01/22 .............................................      United States           337,031           340,790
  FNMA, 5.537%, 5/01/25 ..............................................      United States           265,098           269,675
  FNMA, 5.545%, 6/01/32 ..............................................      United States           524,926           544,400
  FNMA, 5.915%, 1/01/17 ..............................................      United States           804,363           809,018
  FNMA, 6.211%, 12/01/24 .............................................      United States            81,365            82,775
                                                                                                                 ------------
                                                                                                                   33,580,471
                                                                                                                 ------------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 23.1%
  FNMA 15 Year, 4.50%,3/01/19 - 6/01/19 ..............................      United States         2,335,347         2,273,813
  FNMA 15 Year, 5.00%,6/01/18 - 7/01/18 ..............................      United States         2,506,867         2,482,795
  FNMA 15 Year, 5.50%,1/01/14 - 2/01/18 ..............................      United States         1,392,451         1,402,803
  FNMA 15 Year, 6.00%,8/01/16 - 6/01/17 ..............................      United States           786,241           803,954
  FNMA 15 Year, 6.50%,4/01/16 - 9/01/16 ..............................      United States            96,914            99,619
f FNMA 30 Year, 5.00%,2/01/34 ........................................      United States        51,000,000        49,278,750
f FNMA 30 Year, 5.50%,2/15/33 ........................................      United States        20,000,000        19,787,500
  FNMA 30 Year, 5.50%,6/01/33 - 9/01/35 ..............................      United States        18,771,606        18,594,829
  FNMA 30 Year, 5.50%,1/01/36 ........................................      United States        14,936,423        14,786,042
  FNMA 30 Year, 6.00%,9/01/32 - 11/01/35 .............................      United States         9,097,624         9,196,660
  FNMA 30 Year, 6.00%,11/01/35 .......................................      United States        12,255,255        12,383,815
  FNMA 30 Year, 6.50%,5/01/28 - 8/01/32 ..............................      United States         3,108,114         3,195,924
  FNMA 30 Year, 7.00%,8/01/29 - 10/01/32 .............................      United States           799,213           831,197
  FNMA 30 Year, 7.50%,1/01/30 ........................................      United States           129,248           135,519
  FNMA 30 Year, 8.00%,12/01/30 .......................................      United States            14,158            15,132
  FNMA 30 Year, 8.50%,5/01/32 ........................................      United States           419,906           455,490
  FNMA 30 Year, 9.00%,11/01/26 - 5/01/27 .............................      United States         1,169,962         1,283,851
                                                                                                                 ------------
                                                                                                                  137,007,693
                                                                                                                 ------------
b GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
  ADJUSTABLE RATE 0.0% g
  GNMA, 4.375%, 1/20/23 ..............................................      United States            92,715            92,987
  GNMA, 5.125%, 10/20/26 .............................................      United States           191,798           193,605
                                                                                                                 ------------
                                                                                                                      286,592
                                                                                                                 ------------
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE 0.6%
  GNMA I SF 15 Year, 7.00%, 2/15/09 ..................................      United States            55,071            56,606
  GNMA I SF 30 Year, 6.50%, 10/15/31 - 4/15/32 .......................      United States           235,120           246,176
  GNMA I SF 30 Year, 7.00%, 10/15/27 - 4/15/28 .......................      United States           109,728           115,429
  GNMA I SF 30 Year, 7.50%, 6/15/06 - 11/15/26 .......................      United States           911,221           955,380
  GNMA I SF 30 Year, 8.00%, 8/15/16 - 7/15/17 ........................      United States           270,131           288,988
  GNMA I SF 30 Year, 9.00%, 9/15/25 - 3/15/31 ........................      United States            30,456            33,428
  GNMA II GP 30 Year, 8.25%, 9/20/17 .................................      United States            44,585            47,787
  GNMA II SF 30 Year, 6.00%, 5/20/31 .................................      United States            70,551            72,156
  GNMA II SF 30 Year, 6.50%, 3/20/28 - 4/20/31 .......................      United States            54,170            56,329


50 | Quarterly Statements of Investments

Franklin Investors Securities Trust

---------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN TOTAL RETURN FUND                                                COUNTRY         PRINCIPAL AMOUNT c        VALUE
---------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONT.)
    MORTGAGE-BACKED SECURITIES (CONT.)
    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE (CONT.)
    GNMA II SF 30 Year, 7.00%, 5/20/27 - 12/20/30 ....................      United States           1,106,806       $  1,157,491
    GNMA II SF 30 Year, 7.50%, 8/20/30 - 1/20/33 .....................      United States             417,925            436,849
    GNMA II SF 30 Year, 8.00%, 1/20/27 - 7/20/27 .....................      United States             251,477            268,509
                                                                                                                    ------------
                                                                                                                       3,735,128
                                                                                                                    ------------
    TOTAL MORTGAGE-BACKED SECURITIES (COST $234,181,419) .............                                               232,878,889
                                                                                                                    ------------
    U.S. GOVERNMENT AND AGENCY SECURITIES 8.6%
    FHLMC, 4.375%, 7/17/15 ...........................................      United States           3,600,000          3,468,128
    FNMA,
      4.25%, 9/15/07 .................................................      United States           2,500,000          2,479,323
      6.625%, 10/15/07 ...............................................      United States           5,000,000          5,149,350
      6.625%, 11/15/10 ...............................................      United States           5,800,000          6,252,487
      6.625%, 11/15/30 ...............................................      United States           4,000,000          4,881,520
      7.25%, 5/15/30 .................................................      United States           1,500,000          1,957,437
    U.S. Treasury Bond,
      5.25%, 2/15/29 .................................................      United States           7,900,000          8,471,518
      5.375%, 2/15/31 ................................................      United States           1,450,000          1,596,699
      7.25%, 8/15/22 .................................................      United States             830,000          1,066,745
    U.S. Treasury Note,
      3.00%, 2/15/08 .................................................      United States          10,000,000          9,709,380
      4.25%, 10/15/10 ................................................      United States           6,000,000          5,936,490
                                                                                                                    ------------
    TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
    (COST $50,130,282) ...............................................                                                50,969,077
                                                                                                                    ------------
    FOREIGN GOVERNMENT AND AGENCY SECURITIES 7.3%
b,h Government of Argentina, FRN, 4.005%, 8/03/12 ....................        Argentina             2,225,000          1,775,550
    Government of Austria, 9.00%, 9/15/06 ............................         Austria             33,000,000 ISK        526,413
    Government of Canada, 3.00%, 6/01/06 .............................         Canada               1,920,000 CAD      1,682,930
    Government of Indonesia,
      13.15%, 3/15/10 ................................................        Indonesia         9,320,000,000 IDR      1,015,139
      14.00%, 6/15/09 ................................................        Indonesia         9,425,000,000 IDR      1,048,368
      14.25%, 6/15/13 ................................................        Indonesia         7,995,000,000 IDR        910,543
      14.275%, 12/15/13 ..............................................        Indonesia        12,430,000,000 IDR      1,424,410
    Government of Korea,
      3.75%, 9/10/07 .................................................       South Korea        1,890,000,000 KRW      1,935,053
      4.00%, 6/10/10 .................................................       South Korea        2,000,000,000 KRW      1,996,218
      4.50%, 9/09/08 .................................................       South Korea        3,300,000,000 KRW      3,403,462
      4.75%, 3/12/08 .................................................       South Korea        1,100,000,000 KRW      1,142,420
    Government of Malaysia,
      4.032%, 9/15/09 ................................................        Malaysia              4,000,000 MYR      1,082,761
      4.305%, 2/27/09 ................................................        Malaysia              9,300,000 MYR      2,532,982
      6.45%, 7/01/08 .................................................        Malaysia              3,640,000 MYR      1,037,262
    Government of New Zealand, 7.00%, 7/15/09 ........................       New Zealand            3,597,000 NZD      2,561,697
    Government of Norway, 6.75%, 1/15/07 .............................         Norway              15,860,000 NOK      2,472,458
    Government of Peru,
      7.84%, 8/12/20 .................................................          Peru                1,100,000 PEN        327,888
      Series 7, 8.60%, 8/12/17 .......................................          Peru                3,200,000 PEN      1,019,277


                                        Quarterly Statements of Investments | 51

Franklin Investors Securities Trust

-----------------------------------------------------------------------------------------------------------------------------
  FRANKLIN TOTAL RETURN FUND                                            COUNTRY            PRINCIPAL AMOUNT c       VALUE
-----------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  FOREIGN GOVERNMENT AND AGENCY SECURITIES (CONT.)
  Government of Poland,
     5.75%, 9/23/22 ...........................................          Poland                1,250,000 PLN      $   425,461
     6.00%, 5/24/09 ...........................................          Poland               11,700,000 PLN        3,868,782
     8.50%, 11/12/06 ..........................................          Poland                1,150,000 PLN          376,429
     8.50%, 5/12/07 ...........................................          Poland                2,100,000 PLN          700,639
  Government of Singapore, 4.00%, 3/01/07 .....................         Singapore              2,490,000 SGD        1,559,914
  Government of Slovakia,
     4.80%, 4/14/09 ...........................................      Slovak Republic           2,600,000 SKK           87,997
     4.90%, 2/11/14 ...........................................      Slovak Republic           2,000,000 SKK           70,552
     5.30%, 5/12/19 ...........................................      Slovak Republic           1,900,000 SKK           70,832
  Government of Sweden,
     3.50%, 4/20/06 ...........................................          Sweden                3,600,000 SEK          475,718
     5.50%, 10/08/12 ..........................................          Sweden                2,880,000 SEK          427,449
   f 8.00%, 8/15/07 ...........................................          Sweden               22,510,000 SEK        3,202,206
     Strip, 9/20/06 ...........................................          Sweden                2,200,000 SEK          285,421
  Government of Thailand,
     4.125%, 2/12/08 ..........................................         Thailand              19,000,000 THB          480,951
     8.00%, 12/08/06 ..........................................         Thailand              49,400,000 THB        1,311,995
     8.50%, 12/08/08 ..........................................         Thailand              15,000,000 THB          423,155
  Government of the Philippines, 9.00%, 2/15/13 ...............        Philippines               500,000              559,375
b Government of Vietnam, FRN, 4.813%, 3/12/16   ...............          Vietnam                 246,522              243,020
  Inter-American Development Bank, 9.00%, 1/04/07 .............          Iceland              54,500,000 ISK          874,271
  New South Wales Treasury Corp., 6.50%, 5/01/06 ..............         Australia                400,000 AUD          303,973
                                                                                                                  -----------
  TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
    (COST $40,744,600) ........................................                                                    43,642,971
                                                                                                                  -----------
b SENIOR FLOATING RATE INTERESTS 0.7%
  CONSUMER NON-DURABLES 0.1%
  Michael Foods Inc., Term Loan B1, 6.501% - 6.671%, 11/21/10 .       United States              273,825              277,647
  Southern Wine & Spirits of America Inc., Term Loan B, 6.027%,
    5/31/12 ...................................................       United States              293,244              296,704
                                                                                                                  -----------
                                                                                                                      574,351
                                                                                                                  -----------
  CONSUMER SERVICES 0.0%g
  Cinram International Inc., Term Loan D, 6.66%, 9/30/09 ......          Canada                  248,219              250,986
                                                                                                                  -----------
  FINANCE 0.3%
  Ameritrade Holding Corp., Term Loan B, 6.04%, 1/13/13 .......       United States              700,000              704,463
  Capital Automotive REIT, Term Loan B, 6.31%, 12/10/10 .......       United States              850,000              853,506
  Newkirk Master LP, Term Loan B, 6.135%, 8/11/08 .............       United States              196,477              198,196
                                                                                                                  -----------
                                                                                                                    1,756,165
                                                                                                                  -----------
  PROCESS INDUSTRIES 0.1%
  Berry Plastics Corp., Term Loan, 6.447%, 12/02/11 ...........       United States              298,500              302,791
  Nalco Co., Term Loan B, 6.44% - 6.73%, 11/04/10 .............       United States              249,707              253,187
                                                                                                                  -----------
                                                                                                                      555,978
                                                                                                                  -----------


52 | Quarterly Statements of Investments

Franklin Investors Securities Trust

--------------------------------------------------------------------------------------------------------------------------------
     FRANKLIN TOTAL RETURN FUND                                             COUNTRY        PRINCIPAL AMOUNT c          VALUE
--------------------------------------------------------------------------------------------------------------------------------
     LONG TERM INVESTMENTS (CONT.)
   b SENIOR FLOATING RATE INTERESTS (CONT.)
     PRODUCER MANUFACTURING 0.1%
     Sensus Metering Systems Inc.,
        Term Loan B1, 6.54% - 7.22%, 12/17/10 .....................      United States             198,560          $    198,560
        Term Loan B2, 6.54% - 7.22%, 12/17/10 .....................       Luxembourg                30,978                30,978
     TriMas Corp., Term Loan B, 8.375%, 12/06/09 ..................      United States             262,825               265,125
                                                                                                                    ------------
                                                                                                                         494,663
                                                                                                                    ------------
     UTILITIES 0.1%
   f NRG Energy Inc.,
        Credit Link, 8.50%, 2/01/13 ...............................      United States              98,401                99,324
        Term Loan B, 8.50%, 2/01/13 ...............................      United States             431,599               436,409
                                                                                                                    ------------
                                                                                                                         535,733
                                                                                                                    ------------
     TOTAL SENIOR FLOATING RATE INTERESTS (COST $4,132,918) .......                                                    4,167,876
                                                                                                                    ------------
     CREDIT - LINKED STRUCTURED NOTE (COST $2,613,046) 0.4%
     FINANCE CONGLOMERATES 0.4%
 a,b Credit Suisse First Boston International, 144A, FRN, 6.80%,
       3/20/09 ....................................................      United States           2,600,000             2,647,125
                                                                                                                    ------------
     TOTAL LONG TERM INVESTMENTS (COST $586,448,123) ..............                                                  587,671,815
                                                                                                                    ------------
     SHORT TERM INVESTMENTS 14.8%
   i FOREIGN GOVERNMENT SECURITIES 0.7%
     Egypt Treasury Bill,
        6/20/06 ...................................................          Egypt               3,400,000 EGP           574,644
        11/21/06 ..................................................          Egypt               3,400,000 EGP           554,008
     Thailand Treasury Bill,
        2/23/06 ...................................................        Thailand             16,100,000 THB           412,850
        3/09/06 ...................................................        Thailand              4,370,000 THB           111,902
        7/27/06 ...................................................        Thailand              2,500,000 THB            62,897
        8/10/06 ...................................................        Thailand             22,500,000 THB           567,658
        9/07/06 ...................................................        Thailand              2,800,000 THB            70,145
        10/05/06 ..................................................        Thailand             23,850,000 THB           597,766
        10/12/06 ..................................................        Thailand             39,800,000 THB           993,134
                                                                                                                    ------------
     TOTAL FOREIGN GOVERNMENT SECURITIES (COST $3,837,411) ........                                                    3,945,004
                                                                                                                    ------------
     U.S. GOVERNMENT AND AGENCY SECURITIES (COST $498,770) 0.1%
 i,j U.S. Treasury Bill, 2/23/06 ..................................      United States             500,000               498,759
                                                                                                                    ------------
     TOTAL INVESTMENTS BEFORE MONEY FUND
       (COST $590,784,304) ........................................                                                  592,115,578
                                                                                                                    ------------


                                        Quarterly Statements of Investments | 53

Franklin Investors Securities Trust

----------------------------------------------------------------------------------------------------------------
  FRANKLIN TOTAL RETURN FUND                                    COUNTRY              SHARES            VALUE
----------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS (CONT.)
  MONEY FUND (COST $83,275,716) 14.0%
k Franklin Institutional Fiduciary Trust Money Market
  Portfolio ...........................................      United States         83,275,716      $  83,275,716
                                                                                                   -------------
  TOTAL INVESTMENTS (COST $674,060,020) 113.7% ........                                              675,391,294
  NET UNREALIZED GAIN ON FORWARD EXCHANGE CONTRACTS ...                                                   52,620
  OTHER ASSETS, LESS LIABILITIES (13.7)% ..............                                              (81,278,787)
                                                                                                   -------------
  NET ASSETS 100.0% ...................................                                            $ 594,165,127
                                                                                                   =============

See Currency and Selected Portfolio Abbreviations on page 55.

a Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At January 31, 2006, the value of these securities were $34,790,598, representing 5.85% of net assets.

b     The coupon rate shown represents the rate at period end.

c     The principal amount is stated in U.S. dollars unless otherwise indicated.

d     Defaulted security.

e     See Note 6 regarding other considerations.

f Security purchased on a when-issued, delayed delivery, or to-be-announced basis.

g     Rounds to less than 0.05% of net assets.

h The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

i     The security is traded on a discount basis with no stated coupon rate.

j     On deposit with broker for initial margin on futures contracts.

k The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.


54 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Investors Securities Trust

STATEMENT OF INVESTMENTS, JANUARY 31, 2006 (UNAUDITED)

CURRENCY ABBREVIATIONS

AUD   - Australian Dollar
CAD   - Canadian Dollar
EGP   - Egyptian Pound
IDR   - Indonesian Rupiah
ISK   - Iceland Krona
KRW   - South Korean Won
MYR   - Malaysian Ringgit
NOK   - Norwegian Krone
NZD   - New Zealand Dollar
PEN   - Peruvian Nuevo Sol
PLN   - Polish Zloty
SEK   - Swedish Krona
SGD   - Singapore Dollar
SKK   - Slovak Koruna
THB   - Thai Baht

SELECTED PORTFOLIO ABBREVIATIONS

ADR   - American Depository Receipt
DIP   - Debtor-In-Possession
FHLB  - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA  - Federal National Mortgage Association
FRN   - Floating Rate Note
GNMA  - Government National Mortgage Association
GP    - Graduated Payment
L/C   - Letters of Credit
PC    - Participation Certificate
SF    - Single Family


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 55

Franklin Investors Securities Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Franklin Investors Securities Trust is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of eight series (the Funds). All Funds are diversified except the Franklin Floating Rate Daily Access Fund.

1. INCOME TAXES

At January 31, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                ------------------------------------------------------
                                                   FRANKLIN
                                                  ADJUSTABLE           FRANKLIN            FRANKLIN
                                                U.S. GOVERNMENT       CONVERTIBLE           EQUITY
                                                SECURITIES FUND      SECURITIES FUND      INCOME FUND
                                                ------------------------------------------------------
Cost of investments ......................      $   517,240,669      $ 795,000,140       $ 793,881,134
                                                ======================================================

Unrealized appreciation ..................      $       397,269      $ 121,575,565       $ 146,458,933
Unrealized depreciation ..................           (6,661,080)       (48,456,304)         (7,993,966)
                                                ------------------------------------------------------
Net unrealized appreciation (depreciation)      $    (6,263,811)     $  73,119,261       $ 138,464,967
                                                ======================================================

                                                ------------------------------------------------------
                                                   FRANKLIN            FRANKLIN            FRANKLIN
                                                   FLOATING          LIMITED MATURITY    LOW DURATION
                                                  RATE DAILY         U.S. GOVERNMENT     TOTAL RETURN
                                                  ACCESS FUND        SECURITIES FUND         FUND
                                                ------------------------------------------------------
Cost of investments ......................      $ 2,300,965,305      $ 277,062,128       $  10,396,279
                                                ======================================================

Unrealized appreciation ..................      $    16,549,328      $     337,697       $      24,872
Unrealized depreciation ..................           (2,361,349)        (5,231,878)           (105,398)
                                                ------------------------------------------------------
Net unrealized appreciation (depreciation)      $    14,187,979      $  (4,894,181)      $     (80,526)
                                                ======================================================

                                             ---------------------------------
                                               FRANKLIN            FRANKLIN
                                              REAL RETURN        TOTAL RETURN
                                                 FUND                FUND
                                             ---------------------------------
Cost of investments ......................   $  37,177,699       $ 675,585,460
                                             =================================

Unrealized appreciation ..................   $   1,226,203       $   8,033,196
Unrealized depreciation ..................        (630,558)         (8,227,362)
                                             ---------------------------------
Net unrealized appreciation (depreciation)   $     595,645       $    (194,166)
                                             =================================


56 | Quarterly Statements of Investments

Franklin Investors Securities Trust

2. CREDIT DEFAULT SWAPS

At January 31, 2006, the Franklin Total Return Fund had the following credit default swap contracts outstanding:

----------------------------------------------------------------------------------------------------------------
CONTRACTS TO BUY PROTECTION                          NOTIONAL        PERIODIC        EXPIRATION      UNREALIZED
REFERENCED DEBT OBLIGATION (SWAP COUNTERPARTY)        AMOUNT        PAYMENT RATE        DATE         GAIN/(LOSS)
----------------------------------------------------------------------------------------------------------------
Dow Jones CDX North American High Yield
  Swap Series 5 (JP Morgan) ..................      $1,960,000         3.95%          12/20/10       $  (12,250)
First Energy Corp., 6.45%, 11/15/11
  (Citigroup) ................................       4,500,000         0.46%           3/20/11            1,428
Verizon Global Funding Corp., 7.25%,
  12/01/10 (JP Morgan) .......................       4,700,000         0.44%          12/20/10          (19,514)
                                                                                                     ----------
                                                                                                     $  (30,336)
                                                                                                     ==========

3. FORWARD CURRENCY CONTRACTS

At January 31, 2006, the Franklin Low Duration Total Return Fund and the Franklin Total Return Fund had outstanding forward exchange contracts as set out below.

--------------------------------------------------------------------------------------------------------
CONTRACTS TO BUY                             CONTRACT AMOUNT a  SETTLEMENT DATE   UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------------------------------
FRANKLIN LOW DURATION TOTAL RETURN FUND
      325,000     Indian Rupee                   10,550 NZD         6/21/06                    $    137
                                                                                               =========
FRANKLIN TOTAL RETURN FUND
   26,000,000     Indian Rupee                  843,991 NZD         6/21/06                       12,547
   20,600,000     Thailand Baht                 724,536 NZD        11/30/06                       40,073
                                                                                               ---------
                                                                                               $  52,620
                                                                                               =========

a     In US Dollar unless otherwise indicated.

Currency Abbreviation:

NZD    - New Zealand Dollar

4. FINANCIAL FUTURES CONTRACTS

As of January 31, 2006, the Franklin Low Duration Total Return Fund and the Franklin Total Return Fund had the following financial futures contracts outstanding:

------------------------------------------------------------------------------------------------------------------------
                                               NUMBER OF                                CONTRACT           UNREALIZED
CONTRACTS TO BUY                               CONTRACTS         DELIVERY DATES        FACE VALUE         GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------
FRANKLIN LOW DURATION TOTAL RETURN FUND
U.S. Treasury 2 Year Note .............             7               3/31/06          $    1,400,000      $       (2,719)
                                                                                                         ==============
FRANKLIN TOTAL RETURN FUND
U.S. Treasury Long Bond ...............           191               3/31/06              19,100,000             107,438
U.S. Treasury 2 Year Note .............            95               3/31/06              19,000,000             (43,266)
U.S. Treasury 5 Year Note .............           120               3/31/06              12,000,000             (80,938)
                                                                                                         --------------
                                                                                                         $      (16,766)
                                                                                                         ==============


                                        Quarterly Statements of Investments | 57

Franklin Investors Securities Trust

5. UNFUNDED LOAN COMMITMENTS

The Franklin Floating Rate Daily Access Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers' discretion.

At January 31, 2006, unfunded commitments were as follows:

------------------------------------------------------------------
                                                         UNFUNDED
BORROWER                                                COMMITMENT
------------------------------------------------------------------
Allied Waste North America Inc., Revolver .......      $ 3,083,143
American Seafood Group LLC, Term Loan B1 ........          468,397
Baker Tanks Inc., Delay Draw ....................          172,500
Carmike Cinemas Inc., Delay Draw ................        3,962,183
Coinmach Corp., Term Loan B-1 ...................        1,849,123
Conseco Inc., Revolver ..........................        4,000,000
Eastman Kodak Co., Term Loan B2 .................        6,941,176
Fairpoint Communications Inc., Revolver .........        3,940,750
FSC Acquisition LLC (Hanley Wood), Delay Draw ...          317,881
Hawaiian Telecom Communications Inc., Term Loan A        4,000,000
Hertz Corp., Delay Draw .........................        1,406,400
JohnsonDiversey Inc., Delay Draw ................          483,233
Sealy Mattress Co., Revolver ....................        1,575,000
Sears Canada Inc., Delay Draw ...................        5,600,000
WMG Acquisition Corp. (Warner Music), Revolver A         6,300,000
                                                       -----------
                                                       $44,099,786
                                                       ===========

6. OTHER CONSIDERATIONS

Directors or employees of Franklin Advisers Inc., as the Franklin Convertible Securities Fund's, the Franklin Floating Rate Daily Access Fund's and the Franklin Total Return Fund's Investment Manager, may serve as members of various bondholders' steering committees, on credit committees, or may represent the Funds in certain corporate restructuring negotiations. At January 31, 2006, such individuals serve in one or more of these capacities for Adelphia Communications Corp. and Calpine Corp. As a result of this involvement, such individuals may be in possession of certain material non-public information. If the Funds' Investment Manager, while in possession of such information, seeks to sell any of its holdings in these securities it will comply with all applicable federal securities laws.

For the information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

58 | Quarterly Statements of Investments




Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN INVESTORS SECURITIES TRUST

By    /S/ JIMMY D. GAMBILL

      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date   March 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By    /S/ JIMMY D. GAMBILL

      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date   March 22, 2006


By    /S/ GALEN G. VETTER

      Galen G. Vetter
      Chief Financial Officer
Date    March 22, 2006









                                   Exhibit A



I, Jimmy D. Gambill, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN INVESTORS SECURITIES TRUST;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

March 22, 2006


/S/JIMMY D. GAMBILL

Jimmy D. Gambill
Chief Executive Officer - Finance and Administration












I, Galen G. Vetter, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN INVESTORS SECURITIES TRUST;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

March 22, 2006


/S/GALEN G. VETTER

Galen G. Vetter
Chief Financial Officer